UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09689
Wells Fargo Master Trust
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: September 30, 2010
Date of reporting period: September 30, 2010

ITEM 1.	REPORT TO SHAREHOLDERS

78       Wells Fargo Advantage Master Portfolios
Portfolio of Investments—September 30, 2010

C&B LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 95.47%

Consumer Discretionary: 15.97%

Hotels, Restaurants & Leisure: 6.73%
274,100	Carnival Corporation	$10,473,361
151,200	Darden Restaurants Incorporated	6,468,336
138,900	McDonald’s Corporation	10,349,439

		27,291,136

Household Durables: 1.47%
9,200	NVR Incorporated†«	5,957,276

Media: 3.30%
338,400	Omnicom Group Incorporated	13,360,032

Multiline Retail: 2.78%
213,850	Kohl’s Corporation†	11,265,618

Textiles, Apparel & Luxury Goods: 1.69%
84,735	VF Corporation«	6,865,230

Consumer Staples: 10.47%

Beverages: 2.25%
132,000	Diageo plc ADR«	9,109,320

Household Products: 6.18%
152,000	Colgate-Palmolive Company	11,682,720
105,500	Henkel AG & Company KGaA ADR	4,752,775
132,600	Kimberly-Clark Corporation«	8,625,630

		25,061,125

Personal Products: 2.04%
257,400	Avon Products Incorporated«	8,265,114

Energy: 5.45%

Oil, Gas & Consumable Fuels: 5.45%
97,700	Chevron Corporation	7,918,585
229,600	Exxon Mobil Corporation	14,186,984

		22,105,569

Financials: 17.77%

Capital Markets: 2.82%
303,900	State Street Corporation	11,444,874

Consumer Finance: 3.02%
291,300	American Express Company	12,243,339

Diversified Financial Services: 4.04%
596,700	Bank of America Corporation	7,822,737
224,770	JPMorgan Chase & Company	8,556,994

		16,379,731

Insurance: 7.89%
172,700	Allstate Corporation	5,448,685
144,300	Axis Capital Holdings Limited«	4,753,242
68,100	Berkshire Hathaway Incorporated Class B†	5,630,508

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 79
C&B LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value
Insurance (continued)
117,400	Chubb Corporation«	$6,690,626
306,300	Willis Group Holdings	9,440,166

		31,963,227

Health Care: 10.05%

Health Care Equipment & Supplies: 2.93%
178,280	Baxter International Incorporated«	8,505,739
45,200	Becton Dickinson & Company«	3,349,320

		11,855,059

Health Care Providers & Services: 4.15%
187,600	Cardinal Health Incorporated	6,198,304
210,600	Quest Diagnostics Incorporated	10,628,982

		16,827,286

Pharmaceuticals: 2.97%
194,600	Johnson & Johnson«	12,057,416

Industrials: 18.00%

Air Freight & Logistics: 2.08%
126,300	United Parcel Service Incorporated Class B«	8,422,947

Commercial Services & Supplies: 4.94%
209,300	Avery Dennison Corporation	7,769,216
144,100	Cintas Corporation«	3,969,955
272,400	Republic Services Incorporated	8,305,476

		20,044,647

Industrial Conglomerates: 3.45%
438,300	General Electric Company	7,122,375
187,430	Tyco International Limited	6,884,304

		14,006,679

Machinery: 6.01%
171,100	Dover Corporation	8,933,131
89,400	Eaton Corporation«	7,374,606
170,900	Illinois Tool Works Incorporated«	8,035,718

		24,343,455

Professional Services: 1.52%
117,805	Manpower Incorporated«	6,149,421

Information Technology: 13.30%

Electronic Equipment & Instruments: 5.58%
1,251,800	Flextronics International Limited†«	7,560,872
315,820	Molex Incorporated Class A	5,520,534
326,800	Tyco Electronics Limited	9,549,096

		22,630,502

IT Services: 3.96%
126,210	Fiserv Incorporated†«	6,792,622
523,000	Western Union Company	9,241,410

		16,034,032

80 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
C&B LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value
Semiconductors & Semiconductor Equipment: 2.12%
204,850	Lam Research Corporation†	$8,572,973

Software: 1.64%
271,950	Microsoft Corporation	6,660,056

Materials: 1.74%

Chemicals: 1.74%
145,600	International Flavors & Fragrances Incorporated	7,064,512

Telecommunication Services: 2.72%

Wireless Telecommunication Services: 2.72%
444,200	Vodafone Group plc ADR	11,020,600

Total Common Stocks (Cost $362,742,918)		387,001,176

Preferred Stocks: 1.96%

Consumer Staples: 1.96%

		Yield
Household Products: 1.96%
147,900	Henkel AG & Company KGaA ADR	1.21%	7,957,020

Total Preferred Stocks (Cost $6,523,264)			7,957,020

Principal		Interest Rate	Maturity Date
Short-Term Investments: 21.38%

Corporate Bonds & Notes: 0.51%
$1,810,167	Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	732,575
2,327,644	VFNC Corporation(a)(i)(v)††±	0.26	09/29/2011	1,326,757

				2,059,332

Shares		Yield
Investment Companies: 20.87%
9,014,762	Wells Fargo Advantage Money Market Trust(l)(u)	0.25	9,014,762
75,573,474	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.28	75,573,474
			84,588,236

Total Short-Term Investments (Cost $86,054,408)			86,647,568

Total Investments in Securities (Cost $455,320,590)*		118.81%	481,605,764
Other Assets and Liabilities, Net	(18.81)		(76,251,354)

Total Net Assets	100.00%		$405,354,410

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 81
C&B LARGE CAP VALUE PORTFOLIO

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $468,407,348 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$49,877,943
Gross unrealized depreciation	(36,679,527)

Net unrealized appreciation	$13,198,416
The accompanying notes are an integral part of these financial statements.

82 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value
Common Stocks: 89.82%

Consumer Discretionary: 11.25%

Auto Components: 1.93%
38,200	Gentex Corporation	$745,282

Automobiles: 1.99%
62,900	Ford Motor Company«†	769,896

Hotels, Restaurants & Leisure: 1.82%
4,100	Chipotle Mexican Grill Incorporated«†	705,200

Media: 1.91%
17,700	DIRECTV Group Incorporated«†	736,851

Specialty Retail: 1.87%
27,000	Limited Brands Incorporated	723,060

Textiles, Apparel & Luxury Goods: 1.73%
13,400	Deckers Outdoor Corporation«†	669,464

Consumer Staples: 8.79%

Beverages: 2.10%
17,400	Hansen Natural Corporation†	811,188

Food & Staples Retailing: 3.36%
12,935	Wal-Mart Stores Incorporated	692,281
16,400	Whole Foods Market Incorporated«†	608,604

		1,300,885

Food Products: 1.61%
38,900	Tyson Foods Incorporated Class A«	623,178

Household Products: 1.72%
9,900	Energizer Holdings Incorporated«†	665,577

Energy: 8.75%

Energy Equipment & Services: 3.63%
21,000	Halliburton Company	694,470
15,200	Oil States International Incorporated†	707,560

		1,402,030

Oil, Gas & Consumable Fuels: 5.12%
58,175	El Paso Corporation	720,206
12,315	Newfield Exploration Company†	707,374
14,800	SM Energy Company	554,408

		1,981,988

Financials: 3.66%

Consumer Finance: 3.66%
17,700	American Express Company	743,931
17,000	Capital One Financial Corporation«	672,350

		1,416,281

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 83
DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value
Health Care: 8.88%

Biotechnology: 1.76%
11,800	Celgene Corporation†	$679,798

Health Care Equipment & Supplies: 1.92%
12,300	Varian Medical Systems Incorporated«†	744,150

Health Care Providers & Services: 1.77%
14,020	Express Scripts Incorporated«†	682,774

Life Sciences Tools & Services: 1.57%
13,000	Life Technologies Corporation†	606,970

Pharmaceuticals: 1.86%
11,200	Perrigo Company«	719,264

Industrials: 15.16%

Air Freight & Logistics: 1.95%
8,800	FedEx Corporation	752,400

Electrical Equipment: 1.96%
12,300	Rockwell Automation Incorporated«	759,279

Industrial Conglomerates: 1.96%
8,755	3M Company«	759,146

Machinery: 7.60%
9,900	Eaton Corporation	816,651
13,400	Illinois Tool Works Incorporated«	630,068
11,800	Joy Global Incorporated«	829,776
11,800	Toro Company«	663,514

		2,940,009

Road & Rail: 1.69%
11,800	CSX Corporation	652,776

Information Technology: 25.74%

Communications Equipment: 5.07%
14,800	Harris Corporation	655,492
52,200	JDS Uniphase Corporation†	646,758
21,700	Juniper Networks Incorporated«†	658,595

		1,960,845

Computers & Peripherals: 7.38%
2,810	Apple Incorporated†	797,337
15,270	Hewlett-Packard Company	642,409
15,400	NetApp Incorporated«†	766,766
17,700	SanDisk Corporation«†	648,705

		2,855,217

Electronic Equipment & Instruments: 4.56%
22,900	Avnet Incorporated†	618,529
38,200	Jabil Circuit Incorporated	550,462
14,800	Tech Data Corporation†	596,440

		1,765,431

84 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value
IT Services: 2.04%
5,870	International Business Machines Corporation«	$787,402

Software: 6.69%
19,900	Autodesk Incorporated†	636,203
16,445	BMC Software Incorporated†	665,694
22,300	Microsoft Corporation	546,127
8,700	VMware Incorporated«†	738,978

		2,587,002

Materials: 5.52%

Chemicals: 3.46%
15,800	E.I. du Pont de Nemours & Company	704,996
12,290	Scotts Miracle-Gro Company«	635,762

		1,340,758

Metals & Mining: 2.06%
9,320	Freeport-McMoRan Copper & Gold Incorporated Class B	795,835

Telecommunication Services: 2.07%

Diversified Telecommunication Services: 2.07%
128,000	Qwest Communications International Incorporated	802,560

Total Common Stocks (Cost $30,574,925)		34,742,496

Short-Term Investments: 42.90%

Principal		Interest Rate	Maturity Date
Corporate Bonds & Notes: 1.19%
$403,729	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	163,389
519,144	VFNC Corporation(a)(i)(v)±††	0.26	09/29/2011	295,912

				459,301

Shares		Yield
Investment Companies: 41.71%
3,848,316	Wells Fargo Advantage Money Market Trust(l)(u)	0.25	3,848,316
12,284,855	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.28	12,284,855
			16,133,171

Total Short-Term Investments (Cost $16,460,177)			16,592,472

Total Investments in Securities (Cost $47,035,102)*		132.72%	51,334,968

Other Assets and Liabilities, Net		(32.72)	(12,656,311)

Total Net Assets		100.00%	$38,678,657

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 85
DISCIPLINED GROWTH PORTFOLIO

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $47,767,489 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,014,549
Gross unrealized depreciation	(1,447,070)

Net unrealized appreciation	$3,567,479
The accompanying notes are an integral part of these financial statements.

86 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.38%

Consumer Discretionary: 8.03%

Auto Components: 0.33%
5,091	TRW Automotive Holdings Corporation«†	$211,582

Automobiles: 0.67%
35,102	Ford Motor Company«†	429,648

Diversified Consumer Services: 0.22%
1,987	ITT Educational Services Incorporated«†	139,626

Household Durables: 0.70%
5,551	Whirlpool Corporation«	449,409

Media: 3.97%
51,518	Comcast Corporation Class A	931,445
5,156	DIRECTV Group Incorporated«†	214,644
9,965	Dish Network Corporation	190,929
14,953	Gannett Company Incorporated«	182,875
2,309	Time Warner Cable Incorporated	124,663
21,122	Time Warner Incorporated	647,389
7,400	Walt Disney Company«	245,014

		2,536,959

Multiline Retail: 0.83%
5,478	Big Lots Incorporated«†	182,144
15,146	Macy’s Incorporated«	349,721

		531,865

Specialty Retail: 0.98%
1,085	AutoZone Incorporated«†	248,367
5,530	Best Buy Company Incorporated	225,790
7,712	GameStop Corporation Class A«†	152,004

		626,161

Textiles, Apparel & Luxury Goods: 0.33%
2,606	VF Corporation«	211,138

Consumer Staples: 10.03%

Beverages: 0.30%
10,847	Constellation Brands Incorporated Class A«†	191,883

Food & Staples Retailing: 2.79%
8,629	CVS Caremark Corporation	271,555
15,482	Kroger Company	335,340
17,020	Safeway Incorporated«	360,143
15,315	Wal-Mart Stores Incorporated	819,659

		1,786,697

Food Products: 2.93%
16,722	Archer Daniels Midland Company	533,766
3,989	Corn Products International Incorporated	149,588
19,329	Del Monte Foods Company	253,403
2,876	Hormel Foods Corporation«	128,270
2,872	JM Smucker Company	173,842
4,183	Kraft Foods Incorporated Class A	129,087

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 87
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Food Products (continued)
12,776	Smithfield Foods Incorporated†	$215,020
18,082	Tyson Foods Incorporated Class A«	289,674

		1,872,650

Household Products: 2.36%
3,136	Energizer Holdings Incorporated«†	210,833
21,613	Procter & Gamble Company	1,296,132

		1,506,965

Personal Products: 0.26%
2,802	Herbalife Limited	169,101

Tobacco: 1.39%
27,983	Altria Group Incorporated	672,152
2,694	Lorillard Incorporated	216,355

		888,507

Energy: 10.81%

Energy Equipment & Services: 1.62%
5,810	Halliburton Company	192,137
14,068	National Oilwell Varco Incorporated«	625,604
4,681	Oil States International Incorporated«†	217,901

		1,035,642

Oil, Gas & Consumable Fuels: 9.19%
7,103	Apache Corporation«	694,389
26,407	Chevron Corporation	2,140,287
17,672	ConocoPhillips	1,014,903
16,309	El Paso Corporation	201,905
19,765	Marathon Oil Corporation	654,222
1,489	Occidental Petroleum Corporation	116,589
8,509	Sunoco Incorporated«	310,579
29,255	Valero Energy Corporation	512,255
2,491	Whiting Petroleum Corporation†	237,915

		5,883,044

Financials: 24.55%

Capital Markets: 2.27%
8,760	Ameriprise Financial Incorporated«	414,611
3,406	Goldman Sachs Group Incorporated	492,439
22,136	Morgan Stanley	546,316

		1,453,366

Commercial Banks: 3.43%
1,955	BOK Financial Corporation	88,229
5,489	Commerce Bancshares Incorporated	206,332
29,675	Fifth Third Bancorp	356,990
12,562	PNC Financial Services Group Incorporated«	652,093
41,217	US Bancorp	891,112

		2,194,756

88 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Consumer Finance: 1.44%
14,317	Capital One Financial Corporation«	$566,237
30,854	SLM Corporation«†	356,364

		922,601

Diversified Financial Services: 6.49%
82,946	Bank of America Corporation	1,087,422
260,804	Citigroup Incorporated†	1,017,136
53,763	JPMorgan Chase & Company	2,046,757

		4,151,315

Insurance: 7.84%
9,764	ACE Limited«	568,753
3,475	Allied World Assurance Holdings«	196,650
7,746	Aspen Insurance Holdings Limited	234,549
5,156	Assurant Incorporated«	209,849
3,860	Axis Capital Holdings Limited«	127,148
14,406	Berkshire Hathaway Incorporated Class B«†	1,191,088
6,732	Chubb Corporation«	383,657
4,577	Endurance Specialty Holdings Limited	182,165
10,484	MetLife Incorporated	403,110
7,679	Protective Life Corporation	167,095
12,645	Prudential Financial Incorporated	685,106
5,566	Reinsurance Group of America Incorporated	268,782
7,625	The Travelers Companies Incorporated	397,263

		5,015,215

Real Estate Investment Trusts: 2.53%
23,881	Annaly Capital Management Incorporated«	420,306
10,223	Commonwealth REIT	261,709
12,902	Hospitality Properties Trust«	288,102
14,791	Host Hotels & Resorts Incorporated«	214,174
6,004	Liberty Property Trust	191,528
2,870	Vornado Realty Trust	245,471

		1,621,290

Thrifts & Mortgage Finance: 0.55%
28,651	Hudson City Bancorp Incorporated«	351,261

Health Care: 13.22%

Biotechnology: 1.92%
12,966	Amgen Incorporated†	714,556
6,041	Biogen Idec Incorporated«†	339,021
4,939	Gilead Sciences Incorporated†	175,878

		1,229,455

Health Care Equipment & Supplies: 0.24%
3,356	Cooper Companies Incorporated	155,114

Health Care Providers & Services: 2.80%
9,668	Aetna Incorporated	305,605
7,484	CIGNA Corporation	267,778
10,329	Humana Incorporated†	518,929
19,932	UnitedHealth Group Incorporated	699,813

		1,792,125

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 89
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Life Sciences Tools & Services: 0.22%
2,954	Thermo Fisher Scientific Incorporated†	$141,438

Pharmaceuticals: 8.04%
5,872	Bristol-Myers Squibb Company«	159,190
22,411	Eli Lilly & Company«	818,674
16,091	Forest Laboratories Incorporated†	497,695
18,122	Johnson & Johnson«	1,122,839
20,485	Merck & Company Incorporated	754,053
12,403	Mylan Laboratories Incorporated«†	233,300
90,515	Pfizer Incorporated	1,554,143

		5,139,894

Industrials: 9.17%

Aerospace & Defense: 3.21%
2,721	Alliant Techsystems Incorporated«†	205,163
9,926	General Dynamics Corporation	623,452
5,566	L-3 Communications Holdings Incorporated«	402,255
2,310	Lockheed Martin Corporation	164,657
10,850	Northrop Grumman Corporation«	657,836

		2,053,363

Air Freight & Logistics: 0.92%
6,925	FedEx Corporation«	592,088

Airlines: 0.30%
16,427	Delta Air Lines Incorporated†	191,210

Commercial Services & Supplies: 0.36%
13,505	RR Donnelley & Sons Company«	229,045

Industrial Conglomerates: 2.73%
107,602	General Electric Company	1,748,533

Machinery: 1.09%
2,606	Eaton Corporation«	214,969
5,976	Oshkosh Truck Corporation†	164,340
8,221	Timken Company	315,358

		694,667

Road & Rail: 0.56%
3,211	CSX Corporation	177,633
4,287	Ryder System Incorporated«	183,355

		360,988

Information Technology: 5.79%

Computers & Peripherals: 1.05%
7,071	Hewlett-Packard Company	297,477
4,199	Lexmark International Incorporated†	187,359
13,980	NCR Corporation†	190,547

		675,383

Electronic Equipment & Instruments: 1.31%
7,681	Arrow Electronics Incorporated†	205,313
6,802	Avnet Incorporated†	183,722
19,264	Flextronics International Limited«†	116,355
9,797	Ingram Micro Incorporated Class A†	165,177
17,084	Vishay Intertechnology Incorporated†	165,373

		835,940

90 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
IT Services: 1.45%
8,518	Computer Sciences Corporation	$391,828
2,807	International Business Machines Corporation«	376,531
9,885	SAIC Incorporated†	157,962

		926,321

Semiconductors & Semiconductor Equipment: 0.53%
10,240	Intel Corporation	196,915
12,804	Teradyne Incorporated«†	142,637

		339,552

Software: 1.45%
31,536	Microsoft Corporation	772,317
5,780	Oracle Corporation	155,193

		927,510

Materials: 3.64%

Chemicals: 2.43%
7,979	Ashland Incorporated	389,136
5,566	Cabot Corporation	181,285
6,950	Eastman Chemical Company	514,300
4,398	Lubrizol Corporation«	466,056

		1,550,777

Paper & Forest Products: 1.21%
3,840	Domtar Corporation	247,987
15,312	International Paper Company	333,036
7,963	MeadWestvaco Corporation	194,138

		775,161

Telecommunication Services: 5.70%

Diversified Telecommunication Services: 5.70%
80,347	AT&T Incorporated	2,297,924
53,482	Qwest Communications International Incorporated«	335,332
31,207	Verizon Communications Incorporated	1,017,036

		3,650,292

Utilities: 6.44%

Electric Utilities: 3.15%
8,490	Allegheny Energy Incorporated	208,175
7,278	DPL Incorporated	190,174
10,272	Edison International	353,254
2,477	Entergy Corporation	189,565
11,454	FirstEnergy Corporation«	441,437
16,805	Pepco Holdings Incorporated	312,573
7,746	Pinnacle West Capital Corporation«	319,677

		2,014,855

Gas Utilities: 0.48%
6,732	Energen Corporation	307,787

Independent Power Producers & Energy Traders: 0.88%
11,057	Constellation Energy Group Incorporated	356,478
10,112	NRG Energy Incorporated«†	210,532

		567,010

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 91
DISCIPLINED VALUE PORTFOLIO

Shares	Security Name	Value
Multi-Utilities: 1.93%
6,908	Ameren Corporation	$196,187
15,920	CMS Energy Corporation«	286,878
5,743	DTE Energy Company	263,774
27,983	NiSource Incorporated«	486,904

		1,233,743

Total Common Stocks (Cost $59,271,699)		62,312,932

Short-Term Investments: 29.01%

Principal		Interest Rate	Maturity Date
Corporate Bonds & Notes: 0.21%
$116,239	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	47,042
149,468	VFNC Corporation††±(a)(i)(v)	0.26	09/29/2011	85,197

				132,239

Shares		Yield
Investment Companies: 28.41%
1,225,908	Wells Fargo Advantage Money Market Trust(l)(u)	0.25	1,225,908
16,953,060	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.28	16,953,060

			18,178,968

Principal			Interest Rate
US Treasury Bills: 0.39%
$250,000	US Treasury Bill^#		0.14	10/21/2010	249,980

Total Short-Term Investments (Cost $18,523,097)					18,561,187

Total Investments in Securities (Cost $77,794,796)*		126.39%			80,874,119
Other Assets and Liabilities, Net		(26.39)			(16,888,382)

Total Net Assets		100.00%			$63,985,737

92 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
DISCIPLINED VALUE PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(^)	Zero coupon bond. Interest rate presented is yield to maturity.

#	Security pledged as collateral for futures transactions.

*	Cost for federal income tax purposes is $78,701,496 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,157,954
Gross unrealized depreciation	(2,985,331)

Net unrealized appreciation	$2,172,623
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 93
EMERGING GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stocks: 96.58%

Consumer Discretionary: 20.75%

Diversified Consumer Services: 1.57%
9,620	American Public Education Incorporated†«	$316,113
1,370	Capella Education Company†«	106,339

		422,452

Hotels, Restaurants & Leisure: 4.73%
8,500	Life Time Fitness Incorporated†«	335,495
5,700	Panera Bread Company†	505,077
6,900	Texas Roadhouse Incorporated†	97,014
8,860	WMS Industries Incorporated†	337,300

		1,274,886

Internet & Catalog Retail: 2.87%
29,836	Shutterfly Incorporated†	775,438

Leisure Equipment & Products: 0.66%
22,800	Summer Infant Incorporated†	178,296

Media: 0.87%
13,850	IMAX Corporation†	233,511

Specialty Retail: 8.70%
8,060	Dick’s Sporting Goods Incorporated†«	226,002
14,100	hhgregg Incorporated†«	349,116
14,720	Hibbett Sports Incorporated†	367,264
14,000	Tractor Supply Company	555,240
16,800	Ulta Salon Cosmetics & Fragrance Incorporated†	490,560
13,100	Vitamin Shoppe Incorporated†	359,595

		2,347,777

Textiles, Apparel & Luxury Goods: 1.35%
2,900	Lululemon Athletica Incorporated†«	129,688
4,600	Warnaco Group Incorporated†	235,198

		364,886

Energy: 5.75%

Energy Equipment & Services: 0.66%
21,100	Newpark Resources Incorporated†	177,240

Oil, Gas & Consumable Fuels: 5.09%
31,000	Brigham Exploration Company†«	581,250
32,900	Northern Oil & Gas Incorporated†	557,326
12,100	Oasis Petroleum Incorporated†	234,377

		1,372,953

Financials: 2.01%

Capital Markets: 1.34%
27,300	Financial Engines Incorporated†«	362,544

Diversified Financial Services: 0.67%
2,800	Portfolio Recovery Associates Incorporated†	181,020

94 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
EMERGING GROWTH PORTFOLIO

Shares	Security Name	Value

Health Care: 19.91%

Biotechnology: 2.81%
3,700	Acorda Therapeutics Incorporated†	$122,174
5,800	Alexion Pharmaceuticals Incorporated†	373,288
36,300	Exact Sciences Corporation†«	262,812

		758,274

Health Care Equipment & Supplies: 10.88%
11,400	ArthroCare Corporation†	309,852
37,500	DexCom Incorporated†«	495,750
2,800	Heartware International Incorporated†	192,528
9,390	Masimo Corporation	256,441
4,010	NuVasive Incorporated†«	140,911
29,700	NxStage Medical Incorporated†	567,270
11,100	Sirona Dental Systems Incorporated†	400,044
22,060	Volcano Corporation†	573,119

		2,935,915

Health Care Providers & Services: 1.98%
4,890	Catalyst Health Solutions Incorporated†	172,177
4,700	HMS Holdings Corporation†	277,018
17,100	Sharps Compliance Corporation†«	86,355

		535,550

Health Care Technology: 1.19%
8,800	SXC Health Solutions Corporation†	320,936

Life Sciences Tools & Services: 1.29%
2,400	Dionex Corporation†	207,456
1,120	Mettler-Toledo International Incorporated†	139,373

		346,829

Pharmaceuticals: 1.76%
87,000	Akorn Incorporated†	351,480
5,200	MAP Pharmaceuticals Incorporated†«	79,560
6,018	Nupathe Incorporated†	43,390

		474,430

Industrials: 9.77%

Commercial Services & Supplies: 1.39%
11,900	EnerNOC Incorporated†«	373,779

Electrical Equipment: 7.38%
36,740	Altra Holdings Incorporated†	541,180
12,790	Baldor Electric Company	516,716
21,290	Harbin Electric Incorporated†«	380,878
13,270	Polypore International Incorporated†	400,223
2,600	Regal-Beloit Corporation	152,594

		1,991,591

Machinery: 0.74%
4,950	Badger Meter Incorporated«	200,376

Professional Services: 0.26%
2,800	ICF International Incorporated†	70,196

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 95
EMERGING GROWTH PORTFOLIO

Shares	Security Name	Value

Information Technology: 38.39%

Communications Equipment: 4.94%
26,000	Aruba Networks Incorporated†	$554,840
6,200	Ixia†	76,880
2,700	Meru Networks Incorporated†	46,548
23,100	Oclaro Incorporated†	369,831
6,260	Riverbed Technology Incorporated†	285,331

		1,333,430

Electronic Equipment & Instruments: 0.74%
5,500	OSI Systems Incorporated†	199,760

Internet Software & Services: 10.31%
15,500	Envestnet Incorporated†	162,130
21,020	GSI Commerce Incorporated†	519,194
60,400	Liveperson Incorporated†	507,360
6,070	LogMeln Incorporated†	218,399
29,400	LoopNet Incorporated†	348,096
3,310	Mercadolibre Incorporated†	238,916
32,400	Perficient Incorporated†	296,136
16,200	SciQuest Incorporated†	195,696
2,100	SouFun Holdings Limited ADR†«	136,878
4,130	VistaPrint NV†«	159,625

		2,782,430

IT Services: 0.90%
6,800	Wright Express Corporation†	242,828

Semiconductors & Semiconductor Equipment: 8.32%
24,610	Entegris Incorporated†	114,929
98,800	Entropic Communications Incorporated†	948,480
13,350	MaxLinear Incorporated Class A†	149,787
12,900	Monolithic Power Systems†	210,657
15,200	NetLogic Microsystems Incorporated†«	419,216
9,500	Silicon Laboratories Incorporated†	348,175
1,500	Veeco Instruments Incorporated†«	52,305

		2,243,549

Software: 13.18%
2,000	ArcSight Incorporated†	87,120
29,830	Ariba Incorporated†	563,787
7,300	Chinacache International Holdings Limited ADR†	101,470
11,810	Concur Technologies Incorporated†«	583,886
14,500	Fortinet Incorporated†	362,500
30,520	GSE Systems Incorporated†	102,852
16,940	PROS Holdings Incorporated†	157,203
9,200	Radiant Systems Incorporated†	157,320
3,180	Rovi Corporation†	160,304
5,600	Solera Holdings Incorporated	247,296
12,100	Sourcefire Incorporated†«	348,964
25,010	SuccessFactors Incorporated†«	628,001
1,700	Vanceinfo Technologies Incorporated ADR†	54,978

		3,555,681

Total Common Stocks (Cost $19,980,046)		26,056,557

96 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
EMERGING GROWTH PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Short-Term Investments: 21.39%

Corporate Bonds & Notes: 3.30%
$781,513	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	$316,278
1,004,926	VFNC Corporation(v)±(a)(i)††	0.26	09/29/2011	572,808

				889,086

Shares			Yield
Investment Companies: 18.09%
814,703	Wells Fargo Advantage Money Market Trust(u)(l)		0.25	814,703
4,066,154	Wells Fargo Securities Lending Cash Investments LLC(v)(u)(l)		0.28	4,066,154

				4,880,857

Total Short-Term Investments (Cost $5,513,855)				5,769,943

Total Investments in Securities (Cost $25,493,901)*		117.97%		31,826,500

Other Assets and Liabilities, Net		(17.97)		(4,847,497)

Total Net Assets		100.00%		$26,979,003

(v)	Security represents investment of cash collateral received from securities on loan.

†	Non-income earning securities.

«	All or a portion of this security is on loan.

±	Variable rate investments.

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

*	Cost for federal income tax purposes is $26,208,062 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,962,758
Gross unrealized depreciation	(1,344,320)

Net unrealized appreciation	$5,618,438
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 97
EQUITY VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 98.90%

Consumer Discretionary: 11.05%

Auto Components: 1.82%
95,550	Lear Corporation†	$7,541,762

Hotels, Restaurants & Leisure: 1.89%
285,300	Wyndham Worldwide Corporation«	7,837,191

Household Durables: 0.85%
199,300	Newell Rubbermaid Incorporated«	3,549,533

Media:3.25%
235,200	Gannett Company Incorporated«	2,876,496
146,700	News Corporation Class A	1,915,902
62,100	Time Warner Incorporated	1,903,365
187,600	Viacom Incorporated Class B	6,789,244

		13,485,007

Multiline Retail: 1.10%
198,000	Macy’s Incorporated	4,571,820

Specialty Retail: 0.38%
50,000	Williams-Sonoma Incorporated«	1,585,000

Textiles, Apparel & Luxury Goods: 1.76%
121,600	Phillips-Van Heusen Corporation«	7,315,456

Consumer Staples: 7.43%

Beverages:3.35%
278,600	Constellation Brands Incorporated Class A«†	4,928,434
43,500	Hansen Natural Corporation†	2,027,970
119,000	The Coca-Cola Company	6,963,880

		13,920,284

Food & Staples Retailing: 1.87%
120,100	Costco Wholesale Corporation«	7,745,249

Food Products: 0.56%
145,100	Tyson Foods Incorporated Class A«	2,324,502

Tobacco: 1.65%
115,300	Reynolds American Incorporated	6,847,667

Energy: 12.26%

Oil, Gas & Consumable Fuels: 12.26%
69,900	Alpha Natural Resources Incorporated†	2,876,385
135,200	Chesapeake Energy Corporation	3,062,280
158,100	Chevron Corporation	12,814,005
52,000	Devon Energy Corporation	3,366,480
395,000	El Paso Corporation	4,890,100
133,000	Hess Corporation	7,862,960
116,700	Newfield Exploration Company†	6,703,248
97,400	Whiting Petroleum Corporation†	9,302,674

		50,878,132

98 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
EQUITY VALUE PORTFOLIO

Shares	Security Name	Value
Financials: 26.11%

Capital Markets: 1.77%
114,000	Ameriprise Financial Incorporated	$5,395,620
92,600	INVESCO Limited	1,965,898

		7,361,518

Commercial Banks: 5.70%
172,800	Comerica Incorporated	6,419,520
218,700	Fifth Third Bancorp	2,630,961
829,900	KeyCorp	6,606,004
124,000	PNC Financial Services Group Incorporated	6,436,840
217,000	Regions Financial Corporation	1,577,590

		23,670,915

Consumer Finance: 1.77%
103,300	Capital One Financial Corporation«	4,085,515
195,000	Discover Financial Services	3,252,600

		7,338,115

Diversified Financial Services: 7.90%
1,125,000	Bank of America Corporation	14,748,750
2,300,000	Citigroup Incorporated†	8,970,000
238,400	JPMorgan Chase & Company	9,075,888

		32,794,638

Insurance: 4.90%
54,000	ACE Limited	3,145,500
94,600	AFLAC Incorporated	4,891,766
123,600	Hartford Financial Services Group Incorporated«	2,836,620
58,800	Prudential Financial Incorporated	3,185,784
290,200	XL Group plc	6,285,732

		20,345,402

Real Estate Investment Trusts: 3.02%
65,250	Simon Property Group Incorporated«	6,051,285
75,725	Vornado Realty Trust«	6,476,759

		12,528,044

Real Estate Management & Development: 1.05%
238,200	CB Richard Ellis Group Incorporated Class A†	4,354,296

Health Care:9.98%

Biotechnology: 1.66%
124,900	Amgen Incorporated†	6,883,239

Health Care Providers & Services: 4.58%
252,200	AmerisourceBergen Corporation	7,732,452
42,600	Humana Incorporated†	2,140,224
39,200	Medco Health Solutions Incorporated†	2,040,752
202,000	UnitedHealth Group Incorporated	7,092,220

		19,005,648

Pharmaceuticals: 3.74%
40,400	AstraZeneca plc ADR«	2,048,280
167,700	Merck & Company Incorporated	6,173,037

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 99
EQUITY VALUE PORTFOLIO

Shares	Security Name	Value
Pharmaceuticals (continued)
77,400	Novartis AG ADR«	$4,463,658
166,400	Pfizer Incorporated	2,857,088

		15,542,063

Industrials: 12.27%

Industrial Conglomerates: 5.76%
1,150,600	General Electric Company	18,697,250
254,100	Textron Incorporated«	5,224,296
		23,921,546

Machinery: 3.97%
43,950	Bucyrus International Incorporated Class A«	3,047,933
73,000	Caterpillar Incorporated«	5,743,640
32,000	Cummins Incorporated«	2,898,560
33,000	Eaton Corporation«	2,722,170
61,600	Pentair Incorporated«	2,071,608

		16,483,911

Road & Rail: 2.54%
88,900	Canadian Pacific Railway Limited	5,416,677
482,000	Hertz Global Holdings Incorporated«†	5,104,380

		10,521,057

Information Technology: 5.24%

Communications Equipment: 1.76%
856,800	Motorola Incorporated†	7,308,504

Office Electronics: 1.16%
465,100	Xerox Corporation«	4,813,785

Semiconductors & Semiconductor Equipment: 2.32%
332,100	Advanced Micro Devices Incorporated«†	2,361,231
266,300	Atmel Corporation†	2,119,748
434,900	Micron Technology Incorporated«†	3,135,629
97,000	Skyworks Solutions Incorporated†	2,005,960

		9,622,568

Materials: 5.64%

Chemicals: 2.11%
94,500	E.I. du Pont de Nemours & Company	4,216,590
61,600	Eastman Chemical Company	4,558,400

		8,774,990

Containers & Packaging: 1.16%
82,000	Ball Corporation	4,825,700

Metals & Mining: 2.37%
74,000	Freeport-McMoRan Copper & Gold Incorporated Class B	6,318,860
84,200	Reliance Steel & Aluminum Company	3,496,826

		9,815,686

100 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
EQUITY VALUE PORTFOLIO

Shares	Security Name	Value
Telecommunication Services: 5.40%

Diversified Telecommunication Services: 5.40%
154,100	AT&T Incorporated	$4,407,260
1,700,000	Qwest Communications International Incorporated«	10,659,000
225,000	Verizon Communications Incorporated	7,332,750

		22,399,010

Utilities: 3.52%

Electric Utilities: 0.95%
106,100	The Southern Company«	3,951,164

Gas Utilities: 0.98%
231,600	Questar Corporation	4,059,948

Multi-Utilities: 0.65%
156,100	NiSource Incorporated«	2,716,140

Water Utilities: 0.94%
167,800	American Water Works Company Incorporated	3,904,705

Total Common Stocks (Cost $370,751,312)		410,544,195

Principal		Interest Rate	Maturity Date
Short-Term Investments: 21.83%

Corporate Bonds &Notes: 0.35%
$1,259,393	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	509,676
1,619,418	VFNC Corporation(a)(i)(v)±††	0.26	09/29/2011	923,068

				1,432,744

Shares		Yield
Investment Companies:21.48%
3,179,548	Wells Fargo Advantage Money Market Trust(l)(u)	0.25	3,179,548
86,000,974	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.28	86,000,974

			89,180,522

Total Short-Term Investments (Cost $90,200,586)			90,613,266

Total Investments in Securities (Cost $460,951,898)*	120.73%	501,157,461
Other Assets and Liabilities, Net	(20.73)	(86,060,183)

Total Net Assets	100.00%	$415,097,278

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 101
EQUITY VALUE PORTFOLIO

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

‡	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $462,562,913 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,321,039
Gross unrealized depreciation	(6,726,491)
Net unrealized appreciation	$38,594,548
The accompanying notes are an integral part of these financial statements.

102 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INDEX PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.58%

Consumer Discretionary: 10.17%

Auto Components: 0.22%
141,097	Johnson Controls Incorporated	$4,303,459
50,908	The Goodyear Tire & Rubber Company†	547,261

		4,850,720

Automobiles: 0.46%
720,734	Ford Motor Company«†	8,821,784
49,350	Harley-Davidson Incorporated«	1,403,514

		10,225,298

Distributors: 0.07%
33,029	Genuine Parts Company	1,472,763

Diversified Consumer Services: 0.13%
26,588	Apollo Group Incorporated Class A†	1,365,294
13,193	DeVry Incorporated	649,228
64,651	H&R Block Incorporated	837,230

		2,851,752

Hotels, Restaurants & Leisure: 1.68%
91,089	Carnival Corporation	3,480,511
29,015	Darden Restaurants Incorporated	1,241,262
62,469	International Game Technology	902,677
60,064	Marriott International Incorporated Class A«	2,152,093
223,040	McDonald’s Corporation	16,618,710
155,093	Starbucks Corporation«	3,967,279
39,842	Starwood Hotels & Resorts Worldwide Incorporated«	2,093,697
37,434	Wyndham Worldwide Corporation«	1,028,312
15,788	Wynn Resorts Limited«	1,369,925
97,863	Yum! Brands Incorporated	4,507,570

		37,362,036

Household Durables: 0.40%
58,701	D.R. Horton Incorporated«	652,755
31,928	Fortune Brands Incorporated«	1,571,815
14,574	Harman International Industries Incorporated«†	486,917
30,688	Leggett & Platt Incorporated	698,459
33,330	Lennar Corporation«	512,615
58,320	Newell Rubbermaid Incorporated	1,038,679
70,575	Pulte Homes Incorporated«†	618,237
34,717	Stanley Black & Decker Incorporated	2,127,458
15,926	Whirlpool Corporation	1,289,369

		8,996,304

Internet & Catalog Retail: 0.74%
74,137	Amazon.com Incorporated«†	11,643,957
43,521	Expedia Incorporated	1,227,727
10,140	Priceline.com Incorporated†	3,532,168

		16,403,852

Leisure Equipment & Products: 0.15%
56,298	Eastman Kodak Company«†	236,452
29,301	Hasbro Incorporated	1,304,188
75,383	Mattel Incorporated	1,768,485

		3,309,125

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 103
INDEX PORTFOLIO

Shares	Security Name	Value
Media: 3.00%
142,654	CBS Corporation Class B	$2,262,492
588,137	Comcast Corporation Class A	10,633,517
181,641	DIRECTV Group Incorporated«†	7,561,715
59,646	Discovery Communications Incorporated Class C«†	2,597,583
49,994	Gannett Company Incorporated«	611,427
102,436	Interpublic Group of Companies Incorporated«†	1,027,433
64,774	McGraw-Hill Companies Incorporated«	2,141,428
7,615	Meredith Corporation«	253,656
24,763	New York Times Company Class A†	191,666
477,881	News Corporation Class A	6,241,126
63,152	Omnicom Group Incorporated	2,493,241
18,818	Scripps Networks Interactive Incorporated	895,360
74,456	Time Warner Cable Incorporated	4,019,879
235,650	Time Warner Incorporated	7,222,673
127,443	Viacom Incorporated Class B	4,612,162
400,800	Walt Disney Company	13,270,488
1,249	Washington Post Company Class B«	498,863

		66,534,709

Multiline Retail:0.84%
15,833	Big Lots Incorporated«†	526,447
27,795	Family Dollar Stores Incorporated«	1,227,427
49,549	JCPenney Company Incorporated«	1,346,742
64,542	Kohl’s Corporation†	3,400,073
88,575	Macy’s Incorporated	2,045,197
35,366	Nordstrom Incorporated	1,315,615
9,279	Sears Holdings Corporation«†	669,387

151,185	Target Corporation«	8,079,326
		18,610,214

Specialty Retail:1.95%
18,499	Abercrombie & Fitch Company Class A«	727,381
13,191	AutoNation Incorporated†	306,691
6,009	AutoZone Incorporated«†	1,375,520
55,299	Bed Bath & Beyond Incorporated†	2,400,530
72,518	Best Buy Company Incorporated«	2,960,910
46,883	CarMax Incorporated«†	1,306,160
31,507	GameStop Corporation Class A«†	621,003
92,081	Gap Incorporated	1,716,390
348,976	Home Depot Incorporated«	11,055,560
55,465	Limited Brands Incorporated	1,485,353
294,066	Lowe’s Companies Incorporated	6,554,731
29,078	O’Reilly Automotive Incorporated«†	1,546,950
57,829	Office Depot Incorporated†	266,013
26,276	RadioShack Corporation«	560,467
25,243	Ross Stores Incorporated«	1,378,773
153,000	Staples Incorporated«	3,200,760
26,460	Tiffany & Company«	1,243,355
83,961	TJX Companies Incorporated	3,747,179
26,983	Urban Outfitters Incorporated«†	848,346

		43,302,072

Textiles, Apparel & Luxury Goods: 0.53%
62,324	Coach Incorporated	2,677,439
80,976	Nike Incorporated Class B	6,489,417

104 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INDEX PORTFOLIO

Shares	Security Name	Value
Textiles, Apparel & Luxury Goods (continued)
13,661	Polo Ralph Lauren Corporation	$1,227,577
18,108	VF Corporation	1,467,110

		11,861,543

Consumer Staples: 11.01%

Beverages: 2.61%
21,749	Brown-Forman Corporation Class B«	1,340,608
69,513	Coca-Cola Enterprises Incorporated†	2,154,903
37,131	Constellation Brands Incorporated Class A«†	656,847
50,055	Dr Pepper Snapple Group Incorporated	1,777,954
33,118	Molson Coors Brewing Company	1,563,832
333,392	PepsiCo Incorporated	22,150,564
483,964	The Coca-Cola Company	28,321,573

		57,966,281

Food & Staples Retailing: 2.43%
92,023	Costco Wholesale Corporation«	5,934,563
284,624	CVS Caremark Corporation	8,957,117
134,551	Kroger Company	2,914,375
79,967	Safeway Incorporated	1,692,102
44,457	SUPERVALU Incorporated«	512,589
123,299	Sysco Corporation	3,516,487
419,135	Wal-Mart Stores Incorporated	22,432,105
203,936	Walgreen Company	6,831,856
30,619	Whole Foods Market Incorporated«†	1,136,271

		53,927,465

Food Products: 1.82%
133,975	Archer Daniels Midland Company	4,276,482
40,556	Campbell Soup Company«	1,449,877
92,135	ConAgra Foods Incorporated	2,021,442
38,162	Dean Foods Company†	389,634
134,581	General Mills Incorporated	4,917,590
66,709	H.J. Heinz Company	3,160,005
14,513	Hormel Foods Corporation«	647,280
25,043	JM Smucker Company	1,515,853
54,622	Kellogg Company«	2,758,957
365,480	Kraft Foods Incorporated Class A	11,278,713
27,922	McCormick & Company Incorporated«	1,173,841
42,864	Mead Johnson & Company	2,439,390
138,774	Sara Lee Corporation	1,863,735
32,364	The Hershey Company«	1,540,203
62,487	Tyson Foods Incorporated Class A	1,001,042

		40,434,044

Household Products: 2.30%
29,114	Clorox Company	1,943,651
101,845	Colgate-Palmolive Company	7,827,807
85,774	Kimberly-Clark Corporation	5,579,599
594,823	Procter & Gamble Company	35,671,535

		51,022,592

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 105
INDEX PORTFOLIO

Shares	Security Name	Value
Personal Products: 0.20%
89,890	Avon Products Incorporated	$2,886,368
23,924	Estee Lauder Companies Incorporated Class A«	1,512,715

		4,399,083

Tobacco: 1.65%
436,710	Altria Group Incorporated	10,489,774
31,794	Lorillard Incorporated	2,553,376
384,091	Philip Morris International	21,516,778
35,433	Reynolds American Incorporated	2,104,366

		36,664,294

Energy:10.68%

Energy Equipment & Services: 1.77%
90,338	Baker Hughes Incorporated	3,848,399
50,756	Cameron International Corporation†	2,180,478
14,567	Diamond Offshore Drilling Incorporated«	987,206
25,148	FMC Technologies Incorporated«†	1,717,357
190,876	Halliburton Company	6,312,269
22,174	Helmerich & Payne Incorporated«	897,160
59,780	Nabors Industries Limited†	1,079,627
87,822	National Oilwell Varco Incorporated	3,905,444
24,022	Rowan Companies Incorporated«†	729,308
286,329	Schlumberger Limited	17,640,730

		39,297,978

Oil, Gas & Consumable Fuels: 8.91%
103,716	Anadarko Petroleum Corporation	5,916,998
76,337	Apache Corporation	7,462,705
21,822	Cabot Oil & Gas Corporation«	657,060
137,120	Chesapeake Energy Corporation	3,105,768
421,334	Chevron Corporation	34,149,121
310,849	ConocoPhillips	17,852,058
47,317	CONSOL Energy Incorporated	1,748,836
83,671	Denbury Resources Incorporated†	1,329,532
91,157	Devon Energy Corporation	5,901,504
147,530	El Paso Corporation	1,826,421
53,116	EOG Resources Incorporated	4,938,195
31,251	EQT Corporation	1,126,911
1,067,024	Exxon Mobil Corporation	65,931,413
61,252	Hess Corporation	3,621,218
148,716	Marathon Oil Corporation	4,922,500
21,396	Massey Energy Company	663,704
40,192	Murphy Oil Corporation	2,488,689
36,631	Noble Energy Incorporated	2,750,622
170,212	Occidental Petroleum Corporation	13,327,600
56,407	Peabody Energy Corporation	2,764,507
24,307	Pioneer Natural Resources Company	1,580,684
36,702	QEP Resources Incorporated	1,106,198
33,535	Range Resources Corporation«	1,278,690
72,525	Southwestern Energy Company†	2,425,236
135,797	Spectra Energy Corporation«	3,062,222
25,267	Sunoco Incorporated«	922,246
29,906	Tesoro Petroleum Corporation	399,544
122,522	The Williams Companies Incorporated	2,341,395
118,664	Valero Energy Corporation	2,077,807

		197,679,384

106 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INDEX PORTFOLIO

Shares	Security Name	Value
Financials: 15.83%

Capital Markets:2.33%
52,609	Ameriprise Financial Incorporated	$2,489,984
254,411	Bank of New York Mellon Corporation«	6,647,759
207,652	Charles Schwab Corporation	2,886,363
41,629	E*TRADE Financial Corporation†	605,286
19,221	Federated Investors Incorporated Class B«	437,470
30,702	Franklin Resources Incorporated	3,282,044
108,051	Goldman Sachs Group Incorporated	15,622,014
98,100	INVESCO Limited	2,082,663
38,485	Janus Capital Group Incorporated	421,411
32,370	Legg Mason Incorporated	981,135
292,745	Morgan Stanley	7,224,947
50,732	Northern Trust Corporation	2,447,312
105,169	State Street Corporation	3,960,665
53,720	T. Rowe Price Group Incorporated	2,689,492

		51,778,545

Commercial Banks: 2.67%
145,214	Branch Banking & Trust Corporation	3,496,753
36,949	Comerica Incorporated	1,372,655
166,875	Fifth Third Bancorp	2,007,506
48,748	First Horizon National Corporation«†	556,217
150,224	Huntington Bancshares Incorporated	851,770
184,470	KeyCorp	1,468,381
17,973	M&T Bank Corporation«	1,470,371
110,567	Marshall & Ilsley Corporation	778,392
110,101	PNC Financial Services Group Incorporated	5,715,343
263,191	Regions Financial Corporation	1,913,399
104,765	SunTrust Banks Incorporated	2,706,080
401,755	US Bancorp	8,685,943
1,096,701	Wells Fargo & Company(l)	27,560,096
36,325	Zions Bancorp	775,902

		59,358,808

Consumer Finance: 1.28%
219,363	American Express Company	9,219,827
95,720	Capital One Financial Corporation«	3,785,726
114,007	Discover Financial Services	1,901,637
20,292	MasterCard Incorporated	4,545,408
101,783	SLM Corporation†	1,175,594
104,143	Visa Incorporated Class A«	7,733,659

		28,361,851

Diversified Financial Services: 3.97%
2,102,664	Bank of America Corporation	27,565,925
4,978,719	Citigroup Incorporated†	19,417,004
14,086	CME Group Incorporated	3,668,699
15,516	InterContinental Exchange Incorporated«†	1,624,836
830,929	JPMorgan Chase & Company	31,633,467
41,301	Leucadia National Corporation«	975,530
42,716	Moody’s Corporation«	1,067,046
30,160	NASDAQ Stock Market Incorporated†	586,009
54,605	NYSE Euronext Incorporated	1,560,065

		88,098,581

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 107
INDEX PORTFOLIO

Shares	Security Name	Value
Insurance: 3.98%
71,014	ACE Limited	$4,136,566
98,663	AFLAC Incorporated«	5,101,864
112,756	Allstate Corporation	3,557,452
28,317	American International Group Incorporated«†	1,107,195
56,519	AON Corporation	2,210,458
22,327	Assurant Incorporated«	908,709
362,508	Berkshire Hathaway Incorporated Class B«†	29,972,161
65,916	Chubb Corporation	3,756,553
34,089	Cincinnati Financial Corporation«	983,468
102,544	Genworth Financial Incorporated«†	1,253,088
93,111	Hartford Financial Services Group Incorporated	2,136,897
66,374	Lincoln National Corporation	1,587,666
66,612	Loews Corporation	2,524,595
113,679	Marsh & McLennan Companies Incorporated«	2,741,937
190,003	MetLife Incorporated	7,305,615
67,123	Principal Financial Group Incorporated«	1,739,828
97,863	Prudential Financial Incorporated	5,302,217
139,907	The Progressive Corporation	2,919,859
98,490	The Travelers Companies Incorporated	5,131,329
16,937	Torchmark Corporation	900,032
68,479	UnumProvident Corporation«	1,516,810
71,671	XL Group plc	1,552,394

		88,346,693

Real Estate Investment Trusts: 1.44%
24,526	Apartment Investment & Management Company Class A	524,366
17,847	AvalonBay Communities Incorporated	1,854,839
29,202	Boston Properties Incorporated	2,427,270
59,400	Equity Residential«	2,825,658
64,977	HCP Incorporated«	2,337,872
27,793	Health Care REIT Incorporated«	1,315,721
137,964	Host Hotels & Resorts Incorporated	1,997,719
85,045	Kimco Realty Corporation	1,339,459
33,865	Plum Creek Timber Company«	1,195,435
99,916	ProLogis	1,177,010
29,231	Public Storage Incorporated	2,836,576
61,363	Simon Property Group Incorporated	5,690,805
32,917	Ventas Incorporated«	1,697,530
33,998	Vornado Realty Trust	2,907,849
112,242	Weyerhaeuser Company	1,768,934

		31,897,043

Real Estate Management & Development: 0.05%
60,687	CB Richard Ellis Group Incorporated Class A†	1,109,358

Thrifts & Mortgage Finance: 0.11%
110,355	Hudson City Bancorp Incorporated«	1,352,952
77,722	People’s United Financial Incorporated	1,017,381

		2,370,333

Health Care: 11.36%

Biotechnology:1.37%
200,855	Amgen Incorporated†	11,069,119
50,695	Biogen Idec Incorporated«†	2,845,003

108 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INDEX PORTFOLIO

Shares	Security Name	Value
Biotechnology (continued)
96,282	Celgene Corporation«†	$5,546,806
15,758	Cephalon Incorporated«†	983,930
53,404	Genzyme Corporation†	3,780,469
175,742	Gilead Sciences Incorporated†	6,258,173

		30,483,500

Health Care Equipment & Supplies: 1.60%
122,459	Baxter International Incorporated	5,842,519
48,648	Becton Dickinson & Company«	3,604,817
317,878	Boston Scientific Corporation†	1,948,592
19,625	C.R. Bard Incorporated«	1,598,064
46,596	CareFusion Corporation†	1,157,445
29,929	DENTSPLY International Incorporated	956,830
35,061	Hospira Incorporated†	1,998,828
8,246	Intuitive Surgical Incorporated«†	2,339,720
226,298	Medtronic Incorporated	7,599,087
68,610	St. Jude Medical Incorporated†	2,699,117
71,536	Stryker Corporation«	3,580,377
42,113	Zimmer Holdings Incorporated†	2,203,773

		35,529,169

Health Care Providers & Services: 1.98%
87,469	Aetna Incorporated	2,764,895
58,432	AmerisourceBergen Corporation	1,791,525
73,589	Cardinal Health Incorporated	2,431,381
57,039	CIGNA Corporation	2,040,855
31,096	Coventry Health Care Incorporated†	669,497
21,501	DaVita Incorporated†	1,484,214
113,666	Express Scripts Incorporated†	5,535,534
35,464	Humana Incorporated†	1,781,711
21,542	Laboratory Corporation of America Holdings«†	1,689,539
54,789	McKesson Corporation	3,384,864
90,875	Medco Health Solutions Incorporated†	4,730,953
20,266	Patterson Companies Incorporated	580,621
30,823	Quest Diagnostics Incorporated	1,555,637
101,682	Tenet Healthcare Corporation†	479,939
235,598	UnitedHealth Group Incorporated	8,271,846
83,768	WellPoint Incorporated†	4,744,620

		43,937,631

Health Care Technology: 0.06%
14,865	Cerner Corporation«†	1,248,511

Life Sciences Tools & Services: 0.42%
38,416	Life Technologies Corporation†	1,793,643
24,709	PerkinElmer Incorporated	571,766
85,380	Thermo Fisher Scientific Incorporated†	4,087,994
25,488	Varian Medical Systems Incorporated«†	1,542,024
19,287	Waters Corporation†	1,365,134

		9,360,561

Pharmaceuticals:5.93%
323,562	Abbott Laboratories	16,902,879
64,441	Allergan Incorporated	4,287,260
359,357	Bristol-Myers Squibb Company«	9,742,168

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 109
INDEX PORTFOLIO

Shares	Security Name	Value
Pharmaceuticals (continued)
212,651	Eli Lilly & Company	$7,768,141
59,838	Forest Laboratories Incorporated†	1,850,789
577,214	Johnson & Johnson«	35,764,179
52,319	King Pharmaceuticals Incorporated†	521,097
644,929	Merck & Company Incorporated	23,739,836
64,829	Mylan Laboratories Incorporated«†	1,219,433
1,684,478	Pfizer Incorporated	28,922,487
22,505	Watson Pharmaceuticals Incorporated†	952,187

		131,670,456

Industrials: 10.53%

Aerospace & Defense: 2.66%
153,329	Boeing Company	10,202,512
79,710	General Dynamics Corporation	5,006,585
26,254	Goodrich Corporation	1,935,707
161,822	Honeywell International Incorporated	7,110,459
38,433	ITT Corporation	1,799,817
23,988	L-3 Communications Holdings Incorporated	1,733,613
62,291	Lockheed Martin Corporation	4,440,102
61,656	Northrop Grumman Corporation	3,738,203
29,808	Precision Castparts Corporation	3,796,049
78,398	Raytheon Company	3,583,573
32,942	Rockwell Collins Incorporated	1,918,872
194,693	United Technologies Corporation	13,867,982

		59,133,474

Air Freight & Logistics: 1.08%
34,758	C.H. Robinson Worldwide Incorporated«	2,430,279
44,463	Expeditors International of Washington Incorporated«	2,055,524
65,914	FedEx Corporation	5,635,647
207,607	United Parcel Service Incorporated Class B«	13,845,311

		23,966,761

Airlines: 0.09%
156,318	Southwest Airlines Company«	2,043,076

Building Products: 0.04%
75,126	Masco Corporation	827,137

Commercial Services & Supplies: 0.60%
23,033	Avery Dennison Corporation	854,985
27,870	Cintas Corporation	767,819
10,489	Dun & Bradstreet Corporation	777,654
26,198	Equifax Incorporated	817,378
42,228	Iron Mountain Incorporated«	943,374
43,314	Pitney Bowes Incorporated«	926,053
64,208	Republic Services Incorporated	1,957,702
30,929	Robert Half International Incorporated«	804,154
43,232	RR Donnelley & Sons Company«	733,215
17,875	Stericycle Incorporated«†	1,241,955
100,050	Waste Management Incorporated«	3,575,787

		13,400,076

110 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INDEX PORTFOLIO

Shares	Security Name	Value
Construction & Engineering: 0.17%
37,461	Fluor Corporation«	$1,855,443
26,348	Jacobs Engineering Group Incorporated†	1,019,668
44,211	Quanta Services Incorporated«†	843,546

		3,718,657

Electrical Equipment: 0.52%
157,673	Emerson Electric Company«	8,303,060
29,727	Rockwell Automation Incorporated	1,835,048
19,736	Roper Industries Incorporated	1,286,392

		11,424,500

Industrial Conglomerates: 2.45%
149,442	3M Company«	12,958,116
2,240,421	General Electric Company	36,406,841
57,463	Textron Incorporated«	1,181,439
104,295	Tyco International Limited	3,830,755

		54,377,151

Machinery:1.97%
132,120	Caterpillar Incorporated«	10,395,202
41,657	Cummins Incorporated	3,773,291
112,145	Danaher Corporation	4,554,208
88,824	Deere & Company	6,198,139
39,116	Dover Corporation	2,042,246
35,164	Eaton Corporation	2,900,678
11,722	Flowserve Corporation	1,282,621
105,514	Illinois Tool Works Incorporated	4,961,268
76,390	Paccar Incorporated	3,678,179
24,448	Pall Corporation	1,018,015
33,776	Parker Hannifin Corporation	2,366,347
12,174	Snap-On Incorporated	566,213

		43,736,407

Road & Rail: 0.81%
79,558	CSX Corporation	4,401,149
77,246	Norfolk Southern Corporation	4,596,909
10,984	Ryder System Incorporated	469,786
104,268	Union Pacific Corporation	8,529,122

		17,996,966

Trading Companies& Distributors: 0.14%
30,895	Fastenal Company«	1,643,305
12,491	W.W. Grainger Incorporated«	1,487,803

		3,131,108

Information Technology: 17.83%

Communications Equipment: 2.31%
1,196,812	Cisco Systems Incorporated†	26,210,183
27,042	Harris Corporation	1,197,690
46,436	JDS Uniphase Corporation†	575,342
108,953	Juniper Networks Incorporated†	3,306,724
489,083	Motorola Incorporated†	4,171,878
336,380	QUALCOMM Incorporated	15,177,466
79,925	Tellabs Incorporated«	595,441

		51,234,724

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 111
INDEX PORTFOLIO

Shares	Security Name	Value
Computers & Peripherals: 4.31%
191,444	Apple Incorporated†	$54,322,235
354,549	Dell Incorporated†	4,594,955
430,329	EMC Corporation†	8,739,982
475,222	Hewlett-Packard Company	19,992,590
16,455	Lexmark International Incorporated«†	734,222
74,829	NetApp Incorporated†	3,725,736
22,895	QLogic Corporation«†	403,868
48,842	SanDisk Corporation†	1,790,059
48,056	Western Digital Corporation«†	1,364,310

		95,667,957

Electronic Equipment & Instruments: 0.55%
72,584	Agilent Technologies Incorporated†	2,422,128
36,405	Amphenol Corporation Class A	1,783,117
327,250	Corning Incorporated	5,982,130
33,134	FLIR Systems Incorporated«†	851,544
41,014	Jabil Circuit Incorporated	591,012
28,848	Molex Incorporated«	603,789

		12,233,720

Internet Software & Services: 1.83%
38,057	Akamai Technologies Incorporated†	1,909,700
241,975	eBay Incorporated†	5,904,190
52,094	Google Incorporated Class A†	27,390,504
27,204	Monster Worldwide Incorporated«†	352,564
36,491	VeriSign Incorporated«†	1,158,224
282,541	Yahoo! Incorporated†	4,003,606

		40,718,788

IT Services: 2.51%
103,107	Automatic Data Processing Incorporated	4,333,587
63,054	Cognizant Technology Solutions Corporation Class A†	4,065,091
32,352	Computer Sciences Corporation	1,488,192
55,253	Fidelity National Information Services Incorporated	1,499,014
31,455	Fiserv Incorporated†	1,692,908
264,310	International Business Machines Corporation	35,454,543
67,415	Paychex Incorporated	1,853,238
61,533	SAIC Incorporated†	983,297
35,059	Teradata Corporation†	1,351,875
34,750	Total System Services Incorporated«	529,590
138,333	Western Union Company	2,444,344

		55,695,679

Office Electronics: 0.14%
289,827	Xerox Corporation	2,999,709

Semiconductors& Semiconductor Equipment: 2.39%
118,743	Advanced Micro Devices Incorporated«†	844,263
64,381	Altera Corporation«	1,941,731
62,467	Analog Devices Incorporated«	1,960,214
279,983	Applied Materials Incorporated	3,270,201
93,906	Broadcom Corporation Class A«	3,323,333
11,295	First Solar Incorporated«†	1,664,318
1,166,814	Intel Corporation«	22,437,833
35,170	KLA-Tencor Corporation	1,239,039

112 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INDEX PORTFOLIO

Shares	Security Name	Value
Semiconductors & Semiconductor Equipment (continued)
47,035	Linear Technology Corporation	$1,445,386
134,503	LSI Logic Corporation«†	613,334
47,657	MEMC Electronic Materials Incorporated«†	568,071
38,964	Microchip Technology Incorporated«	1,225,418
179,169	Micron Technology Incorporated«†	1,291,808
50,200	National Semiconductor Corporation«	641,054
19,261	Novellus Systems Incorporated†	511,957
120,286	NVIDIA Corporation†	1,404,940
38,003	Teradyne Incorporated«†	423,353
250,462	Texas Instruments Incorporated«	6,797,539
54,240	Xilinx Incorporated«	1,443,326

		53,047,118

Software: 3.79%
110,064	Adobe Systems Incorporated†	2,878,174
47,629	Autodesk Incorporated†	1,522,699
37,432	BMC Software Incorporated†	1,515,247
81,097	CA Incorporated	1,712,769
39,175	Citrix Systems Incorporated†	2,673,302
46,784	Compuware Corporation†	399,068
69,216	Electronic Arts Incorporated†	1,137,219
59,243	Intuit Incorporated†	2,595,436
31,869	McAfee Incorporated†	1,506,129
1,595,807	Microsoft Corporation	39,081,313
73,618	Novell Incorporated†	439,499
811,030	Oracle Corporation	21,776,156
39,593	Red Hat Incorporated†	1,623,313
24,499	Salesforce.com Incorporated«†	2,738,988
165,412	Symantec Corporation†	2,509,300

		84,108,612

Materials: 3.45%

Chemicals: 1.96%
44,538	Air Products & Chemicals Incorporated	3,688,637
15,604	Airgas Incorporated	1,060,292
14,896	CF Industries Holdings Incorporated	1,422,568
243,056	Dow Chemical Company	6,674,318
189,966	E.I. du Pont de Nemours & Company	8,476,283
15,139	Eastman Chemical Company	1,120,286
48,891	Ecolab Incorporated	2,480,729
15,189	FMC Corporation	1,039,079
16,735	International Flavors & Fragrances Incorporated	811,982
113,255	Monsanto Company	5,428,312
34,608	PPG Industries Incorporated«	2,519,462
64,138	Praxair Incorporated	5,789,096
18,922	Sherwin-Williams Company	1,421,799
25,425	Sigma-Aldrich Corporation«	1,535,162

		43,468,005

Construction Materials: 0.04%
26,880	Vulcan Materials Company«	992,410

Containers & Packaging: 0.20%
19,190	Ball Corporation	1,129,332
22,870	Bemis Company Incorporated«	726,123

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 113
INDEX PORTFOLIO

Shares	Security Name	Value
Containers & Packaging (continued)
34,273	Owens-Illinois Incorporated†	$961,700
28,541	Pactiv Corporation†	941,282
33,446	Sealed Air Corporation«	751,866

		4,510,303

Metals & Mining: 1.12%
23,048	AK Steel Holding Corporation«	318,293
214,003	Alcoa Incorporated«	2,591,576
20,657	Allegheny Technologies Incorporated«	959,518
28,383	Cliffs Natural Resources Incorporated	1,814,241
98,583	Freeport-McMoRan Copper & Gold Incorporated Class B	8,418,002
103,182	Newmont Mining Corporation	6,480,861
66,128	Nucor Corporation	2,526,090
18,878	Titanium Metals Corporation«†	376,805
30,085	United States Steel Corporation«	1,318,926

		24,804,312

Paper & Forest Products: 0.13%
91,582	International Paper Company«	1,991,909
35,793	MeadWestvaco Corporation	872,633

		2,864,542

Telecommunication Services: 3.16%

Diversified Telecommunication Services: 2.81%
1,238,273	AT&T Incorporated	35,414,608
63,170	CenturyTel Incorporated«	2,492,688
207,885	Frontier Communications Corporation«	1,698,420
364,475	Qwest Communications International Incorporated«	2,285,258
592,364	Verizon Communications Incorporated	19,305,143
101,251	Windstream Corporation«	1,244,375

		62,440,492

Wireless Telecommunication Services: 0.35%
84,062	American Tower Corporation Class A†	4,309,018
54,879	MetroPCS Communications Incorporated«†	574,034
625,428	Sprint Nextel Corporation«†	2,895,732

		7,778,784

Utilities: 3.56%

Electric Utilities: 1.92%
35,544	Allegheny Energy Incorporated	871,539
100,469	American Electric Power Company Incorporated	3,639,992
276,343	Duke Energy Corporation«	4,894,035
68,276	Edison International	2,348,012
39,149	Entergy Corporation	2,996,073
138,516	Exelon Corporation«	5,898,011
63,880	FirstEnergy Corporation«	2,461,935
87,143	Nextera Energy Incorporated	4,739,708
36,914	Northeast Utilities	1,091,547
46,918	Pepco Holdings Incorporated«	872,675
22,767	Pinnacle West Capital Corporation«	939,594
101,158	PPL Corporation	2,754,532
61,312	Progress Energy Incorporated	2,723,479
174,080	The Southern Company«	6,482,739

		42,713,871

114 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INDEX PORTFOLIO

Shares	Security Name	Value
Gas Utilities: 0.07%
9,536	Nicor Incorporated«	$436,940
22,301	ONEOK Incorporated	1,004,437

		1,441,377

Independent Power Producers & Energy Traders: 0.18%
139,769	AES Corporation†	1,586,378
42,322	Constellation Energy Group Incorporated	1,364,461
53,057	NRG Energy Incorporated†	1,104,647

		4,055,486

Multi-Utilities: 1.39%
50,130	Ameren Corporation	1,423,692
88,374	CenterPoint Energy Incorporated	1,389,239
48,236	CMS Energy Corporation«	869,213
59,228	Consolidated Edison Incorporated«	2,855,974
123,457	Dominion Resources Incorporated	5,390,133
35,372	DTE Energy Company	1,624,636
16,185	Integrys Energy Group Incorporated«	842,591
58,252	NiSource Incorporated«	1,013,585
81,885	PG&E Corporation	3,719,217
106,028	Public Service Enterprise Group Incorporated	3,507,406
23,616	SCANA Corporation«	952,197
51,940	Sempra Energy	2,794,372
44,969	TECO Energy Incorporated«	778,863
24,497	Wisconsin Energy Corporation	1,415,927
96,321	Xcel Energy Incorporated	2,212,493

		30,789,538

Total Common Stocks (Cost $2,036,125,775)		2,166,043,289

Principal		Interest Rate	Maturity Date
Short-Term Investments: 14.42%

Corporate Bonds & Notes: 0.27%
$5,279,474	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	2,136,603
6,788,728	VFNC Corporation(a)(i)(v)±††	0.26	09/29/2011	3,869,575

				6,006,178

Shares		Yield
Investment Companies: 13.94%
30,079,847	Wells Fargo Advantage Money Market Trust(l)(u)	0.25	30,079,847
279,376,297	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.28	279,376,297

			309,456,144

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 115
INDEX PORTFOLIO

Principal	Security Name		Interest Rate	Maturity Date	Value
US Treasury Bills: 0.21%
$1,250,000	US Treasury Bill#^		0.13%	10/21/2010	$1,249,903
2,500,000	US Treasury Bill#^		0.01	11/04/2010	2,499,658
750,000	US Treasury Bill#^		0.02	12/02/2010	749,830

					4,499,391

Total Short-Term Investments (Cost $318,231,677)					319,961,713

Total Investments in Securities (Cost $2,354,357,452)*		112.00%			$2,486,005,002
Other Assets and Liabilities, Net		(12.00)			(266,309,271)

Total Net Assets		100.00%			$2,219,695,731

#	Security pledged as collateral for futures transactions.

^	Zero coupon security. Rate represents yield to maturity.

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $2,423,534,260 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$429,381,074
Gross unrealized depreciation	(366,910,332)

Net unrealized appreciation	$62,470,742
The accompanying notes are an integral part of these financial statements.

116 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL CORE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 98.24%

Argentina: 1.13%
22,250	Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	$329,078

Australia: 4.09%
37,285	AMP Limited (Financials, Insurance)	184,153
5,561	ASX Limited (Financials, Diversified Financial Services)	175,063
4,100	Commonwealth Bank of Australia (Financials, Commercial Banks)	202,779
2,909	Macquarie Group Limited (Financials, Capital Markets)	101,980
8,985	Newcrest Mining Limited (Materials, Metals & Mining)	344,512
8,020	Westpac Banking Corporation (Financials, Commercial Banks)	180,150

		1,188,637

Belgium: 1.07%
15,125	Agfa-Gevaert NV (Health Care, Health Care Technology)	111,550
3,412	Anheuser-Busch InBev NV (Consumer Staples, Beverages)	200,708

		312,258

Brazil: 0.47%
6,640	Banco Bradesco SA ADR (Financials, Commercial Banks)«	135,323

Canada: 7.28%
3,909	Agnico-Eagle Mines Limited (Materials, Metals & Mining)«	277,656
11,940	Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	338,738
12,427	Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	429,854
7,292	EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	220,340
3,872	Goldcorp Incorporated (Materials, Metals & Mining)	168,217
7,143	Pacific Rubiales Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	200,843
628	Potash Corporation of Saskatchewan (Materials, Chemicals)	90,457
2,017	Research In Motion Limited (Information Technology, Communications Equipment)†«	98,208
4,262	Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	138,767
3,766	Teck Cominco Incorporated Limited (Materials, Metals & Mining)	154,901

		2,117,981

Cayman Islands: 4.28%
131,000	China Infrastructure Machinery Holdings Limited (Industrials, Machinery)	132,370
4,468	Netease.com Incorporated ADR (Information Technology, Internet Software & Services)†«	176,218
10,509	Sina Corporation (Information Technology, Internet Software & Services)†«	531,545
12,553	Vanceinfo Technologies Incorporated ADR (Information Technology, Software)†«	405,964

		1,246,097

China: 1.31%
941	Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	96,565
8,300	Tencent Holdings Limited (Information Technology, Internet Software & Services)	181,429
26,200	ZTE Corporation (Information Technology, Communications Equipment)	104,343

		382,337

Denmark: 1.00%
16	A.P. Moller-Maersk A/S Class B (Industrials, Marine)	133,753
1,512	Carlsberg A/S (Consumer Staples, Beverages)	157,650

		291,403

Finland: 0.76%
12,682	Nokia Oyj (Information Technology, Communications Equipment)	127,418
3,429	Sampo Oyj (Financials, Insurance)	92,604

		220,022

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 117
INTERNATIONAL CORE PORTFOLIO

Shares	Security Name	Value
France: 8.88%
1,958	Alstom RGPT (Industrials, Electrical Equipment)	$99,883
9,641	AXA SA (Financials, Insurance)	168,560
3,879	BNP Paribas SA (Financials, Commercial Banks)	275,877
3,578	Carrefour SA (Consumer Staples, Food & Staples Retailing)	192,255
2,704	Compagnie de Saint-Gobain (Industrials, Building Products)	120,282
10,291	France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	222,363
2,790	Groupe Danone (Consumer Staples, Food Products)	166,877
2,112	LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	309,800
1,368	Pernod-Ricard (Consumer Staples, Beverages)	114,227
2,401	Peugeot SA (Consumer Discretionary, Automobiles)	80,733
1,719	Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	278,282
3,446	Publicis Groupe (Consumer Discretionary, Media)	163,670
3,415	Sanofi-Aventis SA (Health Care, Pharmaceuticals)	227,538
3,160	Total SA (Energy, Oil, Gas & Consumable Fuels)	162,859

		2,583,206

Germany: 9.22%
7,775	Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	481,313
1,849	Allianz AG (Financials, Insurance)	208,962
2,529	BASF SE (Materials, Chemicals)	159,472
3,149	Bayer AG (Health Care, Pharmaceuticals)	219,581
1,557	Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	109,186
7,176	Daimler AG (Consumer Discretionary, Automobiles)	454,504
2,544	Deutsche Boerse AG (Financials, Diversified Financial Services)	169,747
1,341	Hochtief AG (Industrials, Construction & Engineering)	116,122
4,662	Kloeckner & Company (Industrials, Trading Companies & Distributors)	104,897
2,671	Metro AG (Consumer Staples, Food & Staples Retailing)	173,869
1,329	Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	184,075
1,523	SAP AG (Information Technology, Software)	75,336
2,125	Siemens AG (Industrials, Industrial Conglomerates)	224,308

		2,681,372

Hong Kong: 0.82%
2,261	China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	115,605
6,245	Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	122,987

		238,592

India: 0.40%
2,309	ICICI Bank Limited ADR (Financials, Commercial Banks)«	115,104

Ireland: 0.66%
17,573	Experian Group Limited (Industrials, Commercial Services & Supplies)	191,306

Israel: 0.50%
2,757	Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	145,432

Italy: 0.37%
41,803	UniCredito Italiano SpA (Financials, Commercial Banks)	106,738

Japan: 11.76%
2,700	Canon Incorporated (Information Technology, Office Electronics)	125,976
153,000	Isuzu Motors Limited (Consumer Discretionary, Automobiles)	590,153
11,400	Komatsu Limited (Industrials, Machinery)	264,653
7,700	Makita Corporation (Industrials, Machinery)	244,153
300	Nintendo Company Limited (Information Technology, Software)	74,964
71,000	Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	290,872

118 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL CORE PORTFOLIO

Shares	Security Name	Value
Japan (continued)
18,000	NKSJ Holdings Incorporated (Financials, Insurance)	$112,985
30,200	Nomura Holdings Incorporated (Financials, Capital Markets)	146,152
1,050	ORIX Corporation (Financials, Consumer Finance)	80,247
65,000	Sumitomo Heavy Industries Limited (Industrials, Machinery)	334,811
1,900	TDK Corporation (Information Technology, Electronic Equipment & Instruments)	105,948
2,100	Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	105,277
31,000	Toshiba Corporation (Information Technology, Computers & Peripherals)	150,024
6,900	Toyota Motor Corporation (Consumer Discretionary, Automobiles)	247,798
8,100	Uni-Charm Corporation (Consumer Staples, Household Products)	326,018
638	Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	220,411

		3,420,442

Luxembourg: 0.23%
2,011	ArcelorMittal (Materials, Metals & Mining)	66,235

Netherlands: 5.61%
4,282	ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	127,898
2,284	Brunel International (Industrials, Commercial Services & Supplies)	71,303
14,614	ING Groep NV (Financials, Diversified Financial Services)	151,611
8,072	Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	108,809
3,829	Koninklijke Philips Electronics NV (Industrials, Industrial Conglomerates)	120,344
11,865	New World Resources NV (Materials, Metals & Mining)	136,435
6,132	Randstad Holdings NV (Industrials, Commercial Services & Supplies)	278,579
12,335	Unilever NV (Consumer Staples, Food Products)	368,684
17,111	USG People NV (Industrials, Commercial Services & Supplies)	269,072

		1,632,735

Norway: 0.53%
9,895	Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	154,958

Russia: 0.50%
3,259	Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)«	68,276
598	Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	12,552
1,159	Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	65,831

		146,659

Singapore: 0.44%
12,000	DBS Group Holdings Limited (Financials, Commercial Banks)	128,477

South Korea: 0.97%
106	Lotte Confectionery Company Limited (Consumer Staples, Food Products)	124,290
230	Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	156,729

		281,019

Spain: 2.44%
12,170	Banco Santander Central Hispano SA (Financials, Commercial Banks)	154,576
14,899	Criteria CaixaCorp SA (Financials, Diversified Financial Services)	78,259
2,885	Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	229,175
10,060	Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	249,120

		711,130

Sweden: 1.10%
5,406	Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	195,777
6,738	Skanska AB (Industrials, Construction & Engineering)	123,457

		319,234

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 119
INTERNATIONAL CORE PORTFOLIO

Shares	Security Name	Value
Switzerland: 10.25%
6,326	ABB Limited (Industrials, Electrical Equipment)	$133,325
5,607	Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	269,951
7,557	Credit Suisse Group (Financials, Capital Markets)	322,998
94	Givaudan SA (Materials, Chemicals)	96,042
12,003	Nestle SA (Consumer Staples, Food Products)	639,452
4,502	Novartis AG (Health Care, Pharmaceuticals)	258,167
2,816	Roche Holdings AG (Health Care, Pharmaceuticals)	384,580
1,262	Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	474,799
11,823	UBS AG (Financials, Capital Markets)	200,690
861	Zurich Financial Services AG (Financials, Insurance)	201,789

		2,981,793

United Kingdom: 22.17%
4,876	Anglo American plc (Materials, Metals & Mining)	193,446
18,130	Antofagasta plc (Materials, Metals & Mining)	352,018
103,821	Ashtead Group plc (Industrials, Trading Companies & Distributors)	179,238
2,707	AstraZeneca plc (Health Care, Pharmaceuticals)	137,502
72,087	Barclays plc (Financials, Commercial Banks)	339,271
6,007	BG Group plc (Health Services, Health Care Providers & Services)	105,546
9,857	BHP Billiton plc (Materials, Metals & Mining)	313,558
49,261	BP plc (Energy, Oil, Gas & Consumable Fuels)	331,049
34,349	British Airways plc (Industrials, Airlines)	131,012
17,463	Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	285,299
18,944	Cookson Group plc (Industrials, Industrial Conglomerates)	162,782
129,037	Game Group plc (Consumer Discretionary, Specialty Retail)	133,785
18,112	GlaxoSmithKline plc (Health Care, Pharmaceuticals)	356,932
78,661	Hays plc (Industrials, Commercial Services & Supplies)	139,756
56,711	HSBC Holdings plc (Financials, Commercial Banks)	574,613
10,486	Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	187,127
4,366	Intertek Group plc (Industrials, Commercial Services & Supplies)	125,511
26,353	Kingfisher plc (Consumer Discretionary, Specialty Retail)	96,954
157,330	Lloyds TSB Group plc (Financials, Commercial Banks)	183,187
2,674	Next plc (Consumer Discretionary, Multiline Retail)	93,085
5,590	Rio Tinto plc (Materials, Metals & Mining)	326,753
138,122	Royal Bank of Scotland Group plc (Financials, Commercial Banks)	102,434
13,081	Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	393,718
3,149	SABMiller plc (Consumer Staples, Beverages)	100,691
20,534	Savills plc (Financials, Real Estate Management & Development)	98,061
4,609	Standard Chartered plc (Financials, Commercial Banks)	132,207
7,764	Travis Perkins plc (Industrials, Trading Companies & Distributors)	102,877
110,538	Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	272,795
17,582	WPP plc (Consumer Discretionary, Media)	194,580
15,762	Xstrata plc (Materials, Metals & Mining)	301,583

		6,447,370

Total Common Stocks (Cost $26,103,649)		28,574,938

120 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL CORE PORTFOLIO

Shares	Security Name		Yield	Value
Preferred Stocks: 2.24%

Germany 2.24%
8,083	Fresenius AG (Healthcare, Healthcare Providers & Services)†		2.88%	$652,775

Total Preferred Stocks (Cost $503,603)				652,775

Short-Term Investments: 7.00%

Investment Companies 7.00%
162,718	Wells Fargo Advantage Money Market Trust(u)(l)		0.25	162,718
1,872,981	Wells Fargo Securities Lending Cash Investments, LLC(v)(u)(l)		0.28	1,872,981

Total Short-Term Investments (Cost $2,035,699)				2,035,699

Total Investments in Securities (Cost $28,642,951)*		107.48%		31,263,412
Other Assets and Liabilities, Net		(7.48)		(2,175,734)

Total Net Assets		100.00%		$29,087,678

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $29,514,385 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,467,799
Gross unrealized depreciation	(1,718,772)

Net unrealized appreciation	$1,749,027
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 121
INTERNATIONAL GROWTH PORTFOLIO

Shares	Security Name	Value
Common Stocks: 80.79%

Australia: 1.54%
21,758	Coca-Cola Amatil Limited (Consumer Staples, Beverages)	$251,942
294,265	Foster’s Group Limited (Consumer Staples, Beverages)	1,743,505

		1,995,447

Belgium: 1.09%
24,008	Anheuser-Busch InBev NV (Consumer Staples, Beverages)	1,412,253

Bermuda: 2.89%
887,373	Huabao International Holdings Limited (Materials, Chemicals)	1,383,867
290,000	Li & Fung Limited (Consumer Discretionary, Distributors)	1,631,492
380,129	NWS Holdings Limited (Industrials, Industrial Conglomerates)	745,673

		3,761,032

Canada: 2.28%
8,722	Canadian National Railway Company (Industrials, Road & Rail)«	558,382
39,506	Canadian Pacific Railway Limited (Industrials, Road & Rail)	2,407,101

		2,965,483

China: 9.57%
22,714	Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	2,330,911
1,788,029	China Construction Bank (Financials, Commercial Banks)	1,567,062
330,800	China Life Insurance Company Limited (Financials, Insurance)	1,306,768
298,500	China Resources Land Limited (Financials, Real Estate Management & Development)	607,091
24,723	Ctrip.com International Limited ADR (Consumer Discretionary, Hotels, Restaurants & Leisure)«†	1,180,523
1,957,029	Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,531,246
13,000	Tencent Holdings Limited (Information Technology, Internet Software & Services)	284,166
939,150	Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	1,624,389

		12,432,156

Denmark: 1.04%
56,154	Danske Bank (Financials, Commercial Banks)	1,354,853

Finland: 0.09%
4,380	Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	114,584

France: 8.35%
28,844	BNP Paribas SA (Financials, Commercial Banks)	2,051,407
21,107	Compagnie de Saint-Gobain (Industrials, Building Products)	938,900
7,194	Electricite de France (Utilities, Electric Utilities)	310,301
1,659	LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	243,352
177,568	Natixis (Financials, Commercial Banks)	1,016,692
33,528	Pernod-Ricard (Consumer Staples, Beverages)	2,799,557
8,196	Unibail-Rodamco (Financials, Real Estate Investment Trusts)	1,817,321
33,512	Vinci SA (Industrials, Construction & Engineering)	1,679,846

		10,857,376

Germany: 10.71%
2,460	Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	152,287
2,528	BASF SE (Materials, Chemicals)	160,140
49,559	Bayer AG (Health Care, Pharmaceuticals)	3,455,762
49,468	Daimler AG (Consumer Discretionary, Automobiles)	3,133,135
104,259	Deutsche Post AG (Industrials, Air Freight & Logistics)	1,891,054
22,045	Linde AG (Materials, Chemicals)	2,869,446
10,358	Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	1,434,648

122 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL GROWTH PORTFOLIO

Shares	Security Name	Value
Germany (continued)
12,187	Rhoen Klinikum AG (Health Care, Health Care Providers & Services)	$268,896
5,228	Siemens AG (Industrials, Industrial Conglomerates)	551,849

		13,917,217

Hong Kong: 4.99%
79,351	Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	564,539
207,543	BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	658,030
67,000	Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	1,015,511
145,746	China Merchants Holdings International Company Limited (Industrials, Transportation Infrastructure)	529,722
269,989	China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	571,376
46,000	Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	327,561
50,300	Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	990,590
84,000	Sino Land Company (Financials, Real Estate Management & Development)	173,871
95,900	Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	1,656,251

		6,487,451

Ireland: 4.12%
42,024	Accenture plc (Information Technology, IT Services)	1,785,600
24,054	Covidien Limited (Health Care, Health Care Equipment & Supplies)	966,730
239,336	Experian Group Limited (Industrials, Commercial Services & Supplies)	2,605,491

		5,357,821

Israel: 0.41%
10,199	Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	537,997

Italy: 1.34%
537,049	Intesa Sanpaolo (Financials, Commercial Banks)	1,744,305

Japan: 3.51%
34,200	Honda Motor Company Limited (Consumer Discretionary, Automobiles)	1,213,879
79,300	Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	1,179,811
5,800	Nitori Company Limited (Consumer Discretionary, Specialty Retail)	484,954
45,000	Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	1,472,149
9,925	Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	208,772

		4,559,565

Netherlands: 7.35%
19,220	Akzo Nobel NV (Materials, Chemicals)	1,185,757
152,132	ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	4,544,002
214,838	ING Groep NV (Financials, Diversified Financial Services)	2,228,801
59,199	TNT NV (Industrials, Air Freight & Logistics)	1,590,657

		9,549,217

Singapore: 0.63%
7,700	City Developments Limited (Financials, Real Estate Management & Development)	74,711
110,400	Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	742,940

		817,651

Spain: 2.00%
61,330	Amadeus IT Holding SA (Information Technology, IT Services)†	1,128,292
18,582	Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	1,476,091

		2,604,383

Sweden: 0.93%
78,688	Sandvik AB (Industrials, Machinery)	1,205,942

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 123
INTERNATIONAL GROWTH PORTFOLIO

Shares	Security Name	Value
Switzerland: 7.93%
26,940	Adecco SA (Industrials, Professional Services)	$1,407,794
23,838	Holcim Limited (Materials, Construction Materials)	1,530,736
78,341	Nestle SA (Consumer Staples, Food Products)	4,173,563
3,295	Roche Holdings AG (Health Care, Pharmaceuticals)	471,457
3,297	Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,240,422
87,727	UBS AG (Financials, Capital Markets)	1,489,123

		10,313,095

Turkey: 0.11%
11,875	Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)	145,303

United Kingdom: 9.07%
26,941	Diageo plc (Consumer Staples, Beverages)	463,845
621,323	Genting International plc (Consumer Discretionary, Hotels, Restaurants & Leisure)†	878,763
145,771	HSBC Holdings plc (Financials, Commercial Banks)	1,476,996
51,489	Imperial Tobacco Group plc (Consumer Staples, Tobacco)	1,534,370
596,847	Kingfisher plc (Consumer Discretionary, Specialty Retail)	2,195,828
507,379	Tesco plc (Consumer Staples, Food & Staples Retailing)	3,379,457
167,607	WPP plc (Consumer Discretionary, Media)	1,854,904

		11,784,163

United States: 0.84%
19,493	Philip Morris International (Consumer Staples, Tobacco)	1,091,998

Total Common Stocks (Cost $93,084,413)		105,009,292

Short-Term Investments: 2.01%

			Yield
Investment Companies: 2.01%
1,425,945	Wells Fargo Advantage Money Market Trust(l)(u)		0.25%	1,425,945
1,186,339	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)		0.28	1,186,339

Total Short-Term Investments (Cost $2,612,282)				2,612,284

Total Investments in Securities (Cost $95,696,695)*		82.80%		107,621,576
Other Assets and Liabilities, Net		17.20		22,360,831

Total Net Assets		100.00%		$129,982,407

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $101,537,356 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,855,942
Gross unrealized depreciation	(6,771,722)

Net unrealized appreciation	$6,084,220
The accompanying notes are an integral part of these financial statements.

124 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Common Stocks: 99.43%

Australia: 8.69%
1,330	AGL Energy Limited (Utilities, Multi-Utilities)	$20,787
7,231	Alumina Limited (Materials, Metals & Mining)	12,650
3,619	Amcor Limited (Materials, Containers & Packaging)	22,772
5,720	AMP Limited (Financials, Insurance)	28,251
1,169	Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,989
8,671	Asciano Group (Industrials, Road & Rail)	13,829
511	ASX Limited (Financials, Diversified Financial Services)	16,087
7,188	Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	164,518
3,063	AXA Asia Pacific Holdings Limited (Financials, Insurance)	15,217
1,088	Bendigo Bank Limited (Financials, Commercial Banks)	9,622
9,443	BHP Billiton Limited (Materials, Metals & Mining)	355,137
599	Billabong International Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,614
5,403	BlueScope Steel Limited (Materials, Metals & Mining)	11,489
2,170	Boral Limited (Materials, Construction Materials)	9,669
4,186	Brambles Limited (Industrials, Commercial Services & Supplies)	25,368
400	Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	4,636
5,521	CFS Retail Property Trust (Financials, Real Estate Investment Trusts)	10,112
1,663	Coca-Cola Amatil Limited (Consumer Staples, Beverages)	19,256
168	Cochlear Limited (Health Care, Health Care Equipment & Services)	11,407
4,353	Commonwealth Bank of Australia (Financials, Commercial Banks)	215,292
1,317	Computershare Limited (Information Technology, IT Services)	12,411
1,340	Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,867
1,650	CSL Limited (Health Care, Biotechnology)	52,708
4,489	CSR Limited (Industrials, Industrial Conglomerates)	7,810
1,507	Dart Energy Limited (Energy, Oil, Gas & Consumable Fuels)	1,719
14,897	DB Rreef Trust (Financials, Real Estate Investment Trusts)	12,311
1,782	Duluxgroup Limited (Materials, Chemicals)†	4,702
195	Energy Resources of Australia Limited (Energy, Oil, Gas & Consumable Fuels)	2,507
6,273	Fairfax Media Limited (Consumer Discretionary, Media)	8,883
3,679	Fortescue Metals Group Limited (Materials, Metals & Mining)†	18,526
5,343	Foster’s Group Limited (Consumer Staples, Beverages)	31,657
4,091	Goodman Fielder Limited (Consumer Staples, Food Products)	5,160
5,224	GPT Group (Financials, Real Estate Investment Trusts)	14,845
1,574	Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	5,735
4,815	Incitec Pivot Limited (Materials, Chemicals)	16,708
6,161	Insurance Australia Group Limited (Insurance Carriers)	21,676
399	Leighton Holdings Limited (Industrials, Construction & Engineering)	12,750
1,592	Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	11,710
379	MacArthur Coal Limited (Materials, Metals & Mining)	4,279
1,087	Macquarie Airports Group (Industrials, Transportation Infrastructure)	3,068
18,390	Macquarie Goodman Group (Financials, Real Estate Investment Trusts)	11,465
992	Macquarie Group Limited (Financials, Capital Markets)	34,776
6,703	Macquarie Infrastructure Group (Industrials, Transportation Infrastructure)	9,653
2,269	Metcash Limited (Consumer Staples, Food & Staples Retailing)	9,584
8,853	Mirvac Group (Financials, Real Estate Investment Trusts)	11,381
6,016	National Australia Bank Limited (Financials, Commercial Banks)	147,346
2,162	Newcrest Mining Limited (Materials, Metals & Mining)	82,898
3,937	OneSteel Limited (Materials, Metals & Mining)	11,150
994	Orica Limited (Materials, Chemicals)	24,701
2,511	Origin Energy Limited (Energy, Oil & Consumable Fuels )	38,468
9,250	OZ Minerals Limited (Materials, Metals & Mining)	13,009
2,019	Paladin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	7,006
3,289	Qantas Airways Limited (Industrials, Airlines)	8,869
2,913	QBE Insurance Group Limited (Financials, Insurance)	48,597

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 125
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Australia (continued)
1,233	Rio Tinto Limited (Materials, Metals & Mining)	$91,491
2,301	Santos Limited (Energy, Oil, Gas & Consumable Fuels)	28,490
482	Sims Group Limited (Materials, Metals & Mining)	8,218
1,094	Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	11,631
3,951	SP AusNet (Utilities, Electric Utilities)	3,284
6,560	Stockland (Financials, REITs)	24,348
3,543	SunCorp-Metway Limited (Financials, Insurance)	30,820
1,638	Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,082
3,780	Tattersall’s Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,732
12,047	Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	30,507
1,969	Toll Holdings Limited (Industrials, Air Freight & Logistics)	12,561
3,557	Transurban Group (Industrials, Transportation Infrastructure)	17,087
2,926	Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	93,017
450	Wesfarmers Limited Price Protected Shares (Consumer Staples, Food & Staples Retailing)	14,392
6,130	Westfield Group (Financials, Real Estate Investment Trusts)	72,640
8,365	Westpac Banking Corporation (Financials, Commercial Banks)	187,900
1,559	Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	66,121
3,476	Woolworths Limited (Consumer Staples, Food & Staples Retailing)	96,895
567	WorleyParsons Limited (Energy, Energy Equipment & Services)	12,194

		2,515,047

Austria: 0.34%
560	Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	22,422
2,181	IMMOEAST AG (Financials, Real Estate Investment Trusts)(a)	0
2,939	IMMOFINANZ Immobilien Anlagen AG (Financials, Real Estate Investment Trusts)	10,954
445	OMV AG (Energy, Oil, Gas & Consumable Fuels)	16,659
160	Raiffeisen International Bank Holdings (Financials, Commercial Banks)	7,460
985	Telekom Austria AG (Telecommunication Services, Diversified Telecommunication Services)	14,825
224	Verbund — Oesterreichische Elektrizitaetswirtschafts AG (Utilities, Electric Utilities)	8,031
326	Voestalpine AG (Materials, Metals & Mining)	12,008
114	Wiener Staedtische Allgemeine Versicherung AG (Financials, Insurance)	6,128

		98,487

Belgium: 1.01%
2,045	Anheuser-Busch InBev NV (Consumer Staples, Beverages)	120,296
2,600	Anheuser-Busch InBev NV (Consumer Staples, Beverages)	11
451	Belgacom SA (Telecommunication Services, Diversified Telecommunication Services)	17,587
45	Colruyt SA (Consumer Staples, Food & Staples Retailing)	11,895
299	Delhaize Group (Consumer Staples, Food & Staples Retailing)	21,685
1,642	Dexia (Financials, Commercial Banks)†	7,235
6,621	Fortis (Financials, Insurance)	18,955
9,100	Fortis Strip VVPR (Financials, Insurance)†	12
239	Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	19,914
477	KBC Groep NV (Financials, Commercial Banks)	21,397
80	Mobistar SA (Telecommunication Services, Wireless Telecommunication Services)	4,899
67	Nationale A Portefeuille (Financials, Diversified Financial Services)	3,494
176	Solvay SA (Materials, Chemicals)	18,775
299	UCB SA (Health Care, Pharmaceuticals)	10,359
338	Umicore (Materials, Chemicals)	14,611

		291,125

Bermuda: 0.45%
1,000	Cheung Kong Infrastructure Holdings Limited (Utilities, Electric Utilities)	3,970
3,290	Esprit Holdings Limited (Consumer Discretionary, Specialty Retail)	17,852
50	Independent Tankers Corporation Limited (Energy, Oil, Gas & Consumable Fuels)†	43

126 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Bermuda (continued)
1,976	Kerry Properties Limited (Financials, Real Estate Management & Development)	$10,747
6,200	Li & Fung Limited (Consumer Discretionary, Distributors)	34,880
8,914	Mongolia Energy Company Limited (Energy, Oil, Gas & Consumable Fuels)†	3,699
8,986	Noble Group Limited (Industrials, Trading Companies & Distributors)	12,914
2,672	NWS Holdings Limited (Industrials, Industrial Conglomerates)	5,241
200	Orient Overseas International Limited (Industrials, Marine)	1,596
767	Seadrill Limited (Energy, Energy Equipment & Services)	22,158
4,000	Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,104
2,000	Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,411

		129,615

Cayman Islands: 0.04%
500	ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	4,459
6,000	Foxconn International Holdings Limited (Information Technology, Electronic Equipment & Instruments)†	4,408
1,500	Lifestyle International Holdings Limited (Consumer Discretionary, Multiline Retail)	3,704

		12,571

China: 0.06%
5,962	Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,758
4,612	Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	7,977

		18,735

Cyprus: 0.03%
1,684	Bank of Cyprus Public Company Limited (Financials, Commercial Banks)	8,494

Denmark: 0.98%
5	A.P. Moller-Maersk A/S Class B (Industrials, Marine)	41,569
312	Carlsberg A/S (Consumer Staples, Beverages)	32,531
67	Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	8,009
1,228	Danske Bank (Financials, Commercial Banks)	29,629
550	DSV A/S (Industrials, Road & Rail)	11,228
1,202	Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	119,281
106	Novozymes A/S Class B (Materials, Chemicals)	13,486
75	Trygvesta A/S (Financials, Insurance)	4,509
548	Vestas Wind Systems A/S (Industrials, Electrical Equipment)†	20,650
20	William Demant Holding (Health Care, Health Care Equipment & Supplies)†	1,476

		282,368

Finland: 1.11%
407	Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	9,349
1,230	Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	32,178
138	Kesko Oyj (Consumer Staples, Food & Staples Retailing)	6,475
457	Kone Oyj (Industrials, Machinery)	23,612
357	Metso Oyj (Industrials, Machinery)	16,362
380	Neste Oil Oyj Limited (Energy, Oil, Gas & Consumable Fuels)	5,937
10,626	Nokia Oyj (Information Technology, Communications Equipment)	106,761
320	Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	10,989
368	OKO Bank (Financials, Diversified Financial Services)	4,477
267	Orion Oyj (Health Care, Pharmaceuticals)	5,332
238	Outokumpu Oyj (Materials, Metals & Mining)	4,727
200	Rautaruukki Oyj (Materials, Metals & Mining)	4,133
1,162	Sampo Oyj (Financials, Insurance)	31,381
240	SanomaWSOY Oyj (Consumer Discretionary, Media)	5,078
1,760	Stora Enso Oyj (Materials, Paper & Forest Products)	17,395

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 127
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Finland (continued)
1,430	UPM-Kymmene Oyj (Materials, Paper & Forest Products)	$24,505
188	Wartsila Oyj (Industrials, Machinery)	12,269

		320,960

France: 9.69%
434	Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,847
88	Aeroports de Paris (Industrials, Transportation Infrastructure)	7,179
400	Air France-KLM (Industrials, Airlines)	6,135
792	Air Liquide SA (Materials, Chemicals)	96,622
6,364	Alcatel SA (Information Technology, Communications Equipment)	21,429
568	Alstom RGPT (Industrials, Electrical Equipment)	28,975
134	Atos Origin SA (Information Technology, IT Services)	6,058
4,808	AXA SA (Financials, Insurance)	84,062
35	BioMerieux (Health Care, Health Care Equipment & Supplies)	3,627
2,659	BNP Paribas SA (Financials, Commercial Banks)	189,110
637	Bouygues SA (Industrials, Construction & Engineering)	27,341
145	Bureau Veritas SA (Industrials, Commercial Services & Supplies)	10,125
433	Cap Gemini SA (Information Technology, IT Services)	21,723
1,678	Carrefour SA (Consumer Staples, Food & Staples Retailing)	90,163
164	Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing)	15,015
188	Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	24,573
440	CNP Assurances (Financials, Insurance)	8,173
1,082	Compagnie de Saint-Gobain (Industrials, Building Products)	48,130
426	Compagnie Generale de Geophysique — Veritas (Energy, Energy Equipment & Services)†	9,350
413	Compagnie Generale Des Establissements Michelin (Consumer Discretionary, Auto Components)	31,422
2,604	Credit Agricole SA (Financials, Commercial Banks)	40,700
175	Dassault Systemes SA (Information Technology, Software)	12,873
434	Edenred (Consumer Staples, Commercial Services & Supplies)	8,597
120	Eiffage SA (Industrials, Construction & Engineering)†	5,706
716	Electricite de France (Utilities, Electric Utilities)	30,883
15	Eramet (Materials, Metals & Mining)	4,432
574	Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	39,493
86	Eurazeo (Financials, Diversified Financial Services)	5,771
294	Eutelsat Communications (Consumer Discretionary, Media)	11,222
72	Fonciere des Regions (Financials, Real Estate Investment Trusts)	7,673
5,252	France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	113,483
3,524	Gaz de France (Utilities, Multi-Utilities)	126,156
1,701	GDF Suez (Utilities, Electric Utilities)	2
56	Gecina SA (Financials, Real Estate Investment Trusts)	6,642
1,634	Groupe Danone (Consumer Staples, Food Products)	97,734
1,414	Groupe Eurotunnel SA (Industrials, Transportation Infrastructure)	12,023
146	Hermes International (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	33,338
69	ICADE (Financials, Real Estate Investment Trusts)	7,249
48	ILIAD SA (Telecommunication Services, Diversified Telecommunication Services)	5,001
112	Imerys SA (Materials, Construction Materials)	6,709
68	Ipsen (Health Care, Pharmaceuticals)	2,254
197	JC Decaux SA (Consumer Discretionary, Media)	5,201
270	Klepierre (Financials, Real Estate Investment Trusts)	10,413
670	L’Oreal SA (Consumer Staples, Personal Products)	75,335
555	Lafarge SA (Materials, Construction Materials)	31,777
350	Lagardere SCA (Consumer Discretionary, Media)	13,672
390	Legrand SA (Industrials, Electrical Equipment)	13,191
686	LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	100,626
188	M6 Metropole Television (Consumer Discretionary, Media)	4,421
2,585	Natixis (Financials, Commercial Banks)	14,801

128 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
France (continued)
92	Neopost SA (Information Technology, Office Electronics)	$6,847
369	PagesJaunes SA (Consumer Discretionary, Media)	3,864
556	Pernod-Ricard (Consumer Staples, Beverages)	46,425
451	Peugeot SA (Consumer Discretionary, Automobiles)	15,165
210	Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	33,996
336	Publicis Groupe (Consumer Discretionary, Media)	15,959
530	Renault SA (Consumer Discretionary, Automobiles)	27,272
494	Safran SA (Industrials, Aerospace & Defense)	13,886
2,947	Sanofi-Aventis SA (Health Care, Pharmaceuticals)	196,355
680	Schneider Electric SA (Industrials, Electrical Equipment)	86,221
491	SCOR SE (Financials, Insurance)	11,734
79	Societe BIC SA (Industrials, Commercial Services & Supplies)	6,342
1,780	Societe Generale (Financials, Commercial Banks)	102,523
348	Societe Television Francaise 1 (Consumer Discretionary, Media)	5,418
279	Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	18,105
798	Suez Environnement SA (Utilities, Water Utilities)	14,741
270	Technip SA (Energy, Energy Equipment & Services)	21,713
265	Thales SA (Industrials, Aerospace & Defense)	9,685
5,946	Total SA (Energy, Oil, Gas & Consumable Fuels)	306,443
257	Unibail-Rodamco (Financials, Real Estate Investment Trusts)	56,985
301	Vallourec SA (Industrials, Machinery)	29,901
952	Veolia Environnement (Utilities, Multi-Utilities)	25,074
1,248	Vinci SA (Industrials, Construction & Engineering)	62,558
3,443	Vivendi SA (Consumer Discretionary, Media)	94,108

		2,803,757

Germany: 7.39%
580	Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	35,905
1,287	Allianz AG (Financials, Insurance)	145,448
2,606	BASF SE (Materials, Chemicals)	164,327
2,310	Bayer AG (Health Care, Pharmaceuticals)	161,077
948	Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	66,479
299	Beiersdorf AG (Consumer Staples, Personal Products)	18,302
224	Celesio AG (Health Care, Health Care Providers & Services)	4,874
2,101	Commerzbank AG (Financials, Commercial Banks)	17,414
148	Continental AG (Consumer Discretionary, Auto Components)	11,502
2,559	Daimler AG (Consumer Discretionary, Automobiles)	162,078
1,793	Deutsche Bank AG (Financials, Capital Markets)	98,127
547	Deutsche Boerse AG (Financials, Diversified Financial Services)	36,498
679	Deutsche Lufthansa AG (Industrials, Airlines)	12,482
2,377	Deutsche Post AG (Industrials, Air Freight & Logistics)	43,114
259	Deutsche Postbank AG (Financials, Commercial Banks)	8,815
8,006	Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	109,524
5,108	E.ON AG (Utilities, Electric Utilities)	150,620
109	Fraport AG (Industrials, Transportation Infrastructure)	6,629
538	Fresenius Medical Care AG & Company (Health Care, Health Care Providers & Services)	33,228
84	Fresenius SE (Health Care, Health Care Equipment & Supplies)	6,724
490	GEA Group AG (Financials, Diversified Financials)	12,248
179	Hannover Rueckversicherung AG (Financials, Insurance)	8,233
417	Heidelbergcement AG (Materials, Construction Materials)	20,096
385	Henkel KGaA (Consumer Staples, Household Products)	17,433
135	Hochtief AG (Industrials, Construction & Engineering)	11,690
3,221	Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)†	22,311
395	K+S AG (Materials, Chemicals)	23,648
484	Linde AG (Materials, Chemicals)	62,999

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 129
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Germany (continued)
293	MAN AG (Industrials, Machinery)	$31,939
192	Merck KGaA (Health Care, Pharmaceuticals)	16,129
356	Metro AG (Consumer Staples, Food & Staples Retailing)	23,174
532	Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	73,685
15	PUMA AG Rudolf Dassler Sport (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,949
1,172	RWE AG (Utilities, Multi-Utilities)	79,167
125	Salzgitter AG (Materials, Metals & Mining)	8,097
2,432	SAP AG (Information Technology, Software)	120,300
2,313	Siemens AG (Industrials, Industrial Conglomerates)	244,152
194	Suedzucker AG (Consumer Staples, Food Products)	4,339
924	Thyssenkrupp AG (Materials, Metals & Mining)	30,131
410	TUI AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,016
356	United Internet AG (Information Technology, Internet Software & Services)	5,756
87	Volkswagen AG (Consumer Discretionary, Automobiles)	9,587
46	Wacker Chemie AG (Materials, Chemicals)	8,488

		2,136,734

Greece: 0.25%
1,509	Alpha Bank AE (Financials, Commercial Banks)	9,463
545	Coca-Cola Hellenic Bottling Company SA (Consumer Staples, Beverages)	14,384
961	EFG Eurobank Ergasias SA (Financials, Commercial Banks)	5,791
730	Hellenic Telecommunications Organization SA (Telecommunication Services, Diversified Telecommunication Services)†	5,255
1,798	National Bank of Greece SA (Financials, Commercial Banks)	17,575
660	Opap SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,437
993	Piraeus Bank SA (Financials, Commercial Banks)	4,914
340	Public Power Corporation SA (Utilities, Electric Utilities)	5,298

		73,117

Hong Kong: 2.15%
4,586	Bank of East Asia Limited (Financials, Commercial Banks)	19,417
10,000	BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	31,706
3,000	Cathay Pacific Airways Limited (Industrials, Airlines)	8,139
4,000	Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	60,628
5,500	CLP Holdings Limited (Utilities, Electric Utilities)	43,914
2,000	Hang Lung Group Limited (Financials, Real Estate Management & Development)	13,056
6,000	Hang Lung Properties Limited (Financials, Real Estate Management & Development)	29,308
2,100	Hang Seng Bank Limited (Financials, Commercial Banks)	30,882
3,089	Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	21,996
12,342	Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	31,241
4,000	Hong Kong Electric Holdings Limited (Utilities, Electric Utilities)	24,308
2,000	Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	39,387
1,000	Hopewell Holdings (Financials, Real Estate Management & Development)	3,235
6,000	Hutchison Whampoa Limited (Industrials, Industrial Conglomerates)	55,988
1,809	Hysan Development Company Limited (Financials, Real Estate Management & Development)	6,482
4,049	MTR Corporation Limited (Industrials, Road & Rail)	15,316
7,491	New World Development Limited (Financials, Real Estate Management & Development)	15,100
11,977	PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	4,338
4,118	Sino Land Company (Financials, Real Estate Management & Development)	8,524
4,057	Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	70,067
2,000	Swire Pacific Limited (Financials, Real Estate Management & Development)	27,556
1,000	Television Broadcasts Limited (Consumer Discretionary, Media)	5,710
6,418	The Link REIT (Financials, Real Estate Investment Trusts)	19,025
3,625	Wharf Holdings Limited (Financials, Real Estate Management & Development)	23,314
2,000	Wheelock & Company (Financials, Real Estate Management & Development)	6,689
500	Wing Hang Bank Limited (Financials, Commercial Banks)	5,996

		621,322

130 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Ireland: 0.37%
10,069	Bank of Ireland plc (Financials, Commercial Banks)	$8,511
1,960	CRH plc (Materials, Construction Materials)	32,171
1,473	Elan Corporation plc (Health Care, Pharmaceuticals)†	8,285
2,834	Experian Group Limited (Industrials, Commercial Services & Supplies)	30,852
1,288	James Hardie Industries NV (Materials, Construction Materials)	6,972
409	Kerry Group plc (Consumer Staples, Food Products)	14,349
186	Ryanair Holdings plc ADR (Industrials, Airlines)	5,731

		106,871

Israel: 0.82%
2,937	Bank Hapoalim Limited (Financials, Commercial Banks)†	13,442
3,493	Bank Leumi Le-Israel (Financials, Commercial Banks)	16,226
5,125	Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	12,776
147	Cellcom Israel Limited (Telecommunication Services, Wireless Telecommunication Services)	4,488
12	Delek Group Limited (Industrials, Industrial Conglomerates)	3,295
69	Elbit Systems Limited (Industrials, Aerospace & Defense)	3,677
1,313	Israel Chemicals Limited (Materials, Chemicals)	18,521
1,576	Israel Discount Bank Limited (Financials, Commercial Banks)†	3,126
671	Makhteshim-Agan Industries Limited (Materials, Chemicals)	2,487
183	Nice Systems Limited (Information Technology, Software)†	5,637
252	Partner Communications Company Limited (Telecommunication Services, Wireless Telecommunication Services)	4,670
2,565	Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	139,292
7	The Israel Corporation Limited (Materials, Chemicals)†	6,688
359	United Mizrahi Bank Limited (Financials, Commercial Banks)	3,326

		237,651

Italy: 2.82%
3,249	AEM SpA (Utilities, Multi-Utilities)	4,983
3,346	Assicurazioni Generali SpA (Financials, Insurance)	67,372
712	Atlantia SpA (Industrials, Transportation Infrastructure)	14,754
334	Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,189
1,676	Banca Carige SpA (Financials, Commercial Banks)	3,902
6,574	Banca Monte Dei Paschi di Siena SpA (Financials, Commercial Banks)	9,105
1,168	Banca Popolare di Milano Scarl (Financials, Commercial Banks)	5,573
1,898	Banco Popolare SpA (Financials, Commercial Banks)	11,359
720	Beni Stabili SpA (Financials, Real Estate Management & Development)	658
18,442	Enel SpA (Utilities, Multi-Utilities)	98,302
7,385	ENI SpA (Energy, Oil, Gas & Consumable Fuels)	159,370
190	Exor SpA (Financials, Diversified Financial Services)	4,403
2,116	Fiat SpA (Consumer Discretionary, Automobiles)	32,654
1,199	Finmeccanica SpA (Industrials, Aerospace & Defense)	14,245
21,530	Intesa Sanpaolo (Financials, Commercial Banks)	69,928
2,763	Intesa Sanpaolo SpA (Financials, Commercial Banks)	7,115
344	Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,407
2,100	Mediaset SpA (Consumer Discretionary, Media)	14,887
1,403	Mediobanca SpA (Financials, Capital Markets)	13,044
641	Mediolanum SpA (Financials, Insurance)	2,851
5,119	Parmalat SpA (Consumer Staples, Food Products)	13,134
705	Pirelli & Company SpA (Consumer Discretionary, Auto Components)	5,738
537	Prysmian SpA (Industrials, Electrical Equipment)	9,810
731	Saipem SpA (Energy, Energy Equipment & Services)	29,278
4,233	Snam Rete Gas SpA (Utilities, Gas Utilities)	21,438
44,102	Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	56,793

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 131
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Italy (continued)
3,854	Terna SpA (Utilities, Electric Utilities)	$16,379
38,175	UniCredito Italiano SpA (Financials, Commercial Banks)	97,475
1,799	Unione di Banche ScpA (Financials, Commercial Banks)	17,437

		815,583

Japan: 20.88%
1,000	77 Bank Limited (Financials, Commercial Banks)	5,067
100	ABC-Mart Incorporated (Consumer Discretionary, Multiline Retail)	3,079
140	Acom Company Limited (Financials, Consumer Finance)	2,118
500	Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	9,948
1,600	Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	17,173
200	Aeon Credit Service Company Limited (Financials, Consumer Finance)	2,154
200	Aeon Mall Company Limited (Financials, Real Estate Management & Development)	4,861
500	Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	15,597
2,000	Ajinomoto Company Incorporated (Consumer Staples, Food Products)	19,574
100	Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	4,264
2,000	All Nippon Airways Company Limited (Industrials, Airlines)	7,403
1,000	Amada Company Limited (Industrials, Machinery)	6,852
2,000	Aozora Bank Limited (Financials, Commercial Banks)	2,947
1,100	Asahi Breweries Limited (Consumer Staples, Beverages)	22,005
3,000	Asahi Glass Company Limited (Industrials, Building Products)	30,582
3,000	Asahi Kasei Corporation (Materials, Chemicals)	16,531
1,200	Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	43,340
1,000	Bank of Kyoto Limited (Financials, Commercial Banks)	8,110
3,000	Bank of Yokohama Limited (Financials, Commercial Banks)	14,015
200	Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	9,631
1,800	Bridgestone Corporation (Consumer Discretionary, Auto Components)	32,796
700	Brother Industries Limited (Information Technology, Office Electronics)	8,645
3,200	Canon Incorporated (Information Technology, Office Electronics)	149,305
100	Canon Marketing Japan Incorporated (Consumer Discretionary, Distributors)	1,376
700	Casio Computer Company Limited (Consumer Discretionary, Household Durables)	5,190
4	Central Japan Railway Company (Industrials, Road & Rail)	29,420
2,000	Chiba Bank Limited (Financials, Commercial Banks)	11,667
1,800	Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	44,483
600	Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	11,025
600	Citizen Holdings Company Limited (Information Technology, Electronic Equipment & Instruments)	3,601
200	Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	3,373
2,000	Cosmo Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	5,223
400	Credit Saison Company Limited (Financials, Consumer Finance)	5,347
22	Dai Ichi Mutual Life Insurance (Financials, Insurance)	26,564
2,000	Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	24,413
1,000	Daicel Chemical Industries Limited (Materials, Chemicals)	6,732
1,000	Daido Steel Company Limited (Materials, Metals & Mining)	4,863
1,900	Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	38,646
600	Daikin Industries Limited (Industrials, Building Products)	22,568
500	Dainippon Sumitomo Pharma Company Limited (Health Care, Pharmaceuticals)	4,187
200	Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	11,955
1,000	Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	10,062
5,000	Daiwa Securities Group Incorporated (Financials, Capital Markets)	20,184
200	Dena Company Limited (Consumer Discretionary, Internet & Catalog Retail)	6,299
1,000	Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	4,300
1,400	Denso Corporation (Consumer Discretionary, Auto Components)	41,507
500	Dentsu Incorporated (Consumer Discretionary, Media)	11,584
100	Dowa Mining Company Limited (Materials, Metals & Mining)	595
900	East Japan Railway Company (Industrials, Road & Rail)	54,336

132 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
700	Eisai Company Limited (Health Care, Pharmaceuticals)	$24,477
280	Electric Power Development Company (Utilities, Independent Power Producers & Energy Traders)	8,419
500	Elpida Memory Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	5,750
200	FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	7,171
500	FANUC Limited (Industrials, Machinery)	63,668
100	Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	14,087
2,000	Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	5,247
2,000	Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	12,746
1	Fuji Television Network Incorporated (Consumer Discretionary, Media)	1,273
1,300	Fujifilm Holdings Corporation (Information Technology, Electronic Equipment & Instruments)	43,058
5,000	Fujitsu Limited (Information Technology, Computers & Peripherals)	35,098
2,000	Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	8,002
2,000	Furukawa Electric Company Limited (Industrials, Electrical Equipment)	7,523
1,000	GS Yuasa Corporation (Industrials, Electrical Equipment)	7,032
1,000	Gunma Bank Limited (Financials, Commercial Banks)	5,235
70	Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	3,388
2,800	Hankyu Hanshin Holdings Incorporated (Industrials, Transportation Infrastructure)	13,450
1,000	Hino Motors Limited (Industrials, Machinery)	4,828
100	Hirose Electric Company Limited (Information Technology, Electronic Equipment & Instruments)	10,074
200	Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	8,170
300	Hitachi Chemical Company Limited (Materials, Chemicals)	5,599
300	Hitachi Construction Machinery Company Limited (Industrials, Machinery)†	6,487
200	Hitachi High-Technologies Corporation (Information Technology, Electronic Equipment & Instruments)	3,690
13,000	Hitachi Limited (Information Technology, Electronic Equipment & Instruments)	56,840
500	Hokkaido Electric Power Company Incorporated (Utilities, Electric Utilities)	9,954
4,000	Hokuhoku Financial Group Incorporated (Financials, Commercial Banks)	7,331
500	Hokuriku Electric Power Company (Utilities, Electric Utilities)	11,416
4,600	Honda Motor Company Limited (Consumer Discretionary, Automobiles)	163,270
1,200	Hoya Corporation (Information Technology, Electronic Equipment & Instruments)	29,253
400	Ibiden Company Limited (Information Technology, Electronic Equipment & Instruments)	10,153
100	Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	8,577
6	Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	28,246
1,160	Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	12,047
4,000	Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	7,667
3,000	Isuzu Motors Limited (Consumer Discretionary, Automobiles)	11,572
200	ITO EN Limited (Consumer Staples, Beverages)	3,285
4,200	Itochu Corporation (Industrials, Trading Companies & Distributors)	38,438
100	Itochu Techno-Science Corporation (Information Technology, IT Services)	3,265
800	J Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	3,718
100	JAFCO Company Limited (Financials, Diversified Financial Services)	2,361
100	Japan Petroleum Exploration Company (Energy, Oil, Gas & Consumable Fuels)	3,767
2	Japan Prime Realty Investment Corporation (Financials, Real Estate Investment Trusts)	4,403
1	Japan Real Estate Investment Corporation (Financials, Real Estate Investment Trusts)	9,092
5	Japan Retail Fund Investment Corporation (Financials, Real Estate Investment Trusts)	7,038
1,000	Japan Steel Works (Industrials, Machinery)	9,415
13	Japan Tobacco Incorporated (Consumer Staples, Tobacco)	43,276
1,300	JFE Holdings Incorporated (Materials, Metals & Mining)	39,757
1,000	JGC Corporation (Industrials, Construction & Engineering)	17,357
2,000	Joyo Bank Limited (Financials, Commercial Banks)	8,721
700	JS Group Corporation (Industrials, Building Products)	13,727
500	JSR Corporation (Materials, Chemicals)	8,511
600	JTEKT Corporation (Industrials, Machinery)	5,527
7	Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	7,547
6,300	JX Holdings Incorporated (Energy, Energy Equipment & Services)	36,526
2,000	Kajima Corporation (Industrials, Construction & Engineering)	4,816

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 133
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
1,000	Kamigumi Company Limited (Industrials, Transportation Infrastructure)	$7,427
1,000	Kaneka Corporation (Materials, Chemicals)	6,001
2,100	Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	50,991
1,000	Kansai Paint Company Limited (Materials, Chemicals)	8,517
1,500	Kao Corporation (Consumer Staples, Personal Products)	36,548
4,000	Kawasaki Heavy Industries Limited (Industrials, Machinery)	11,356
2,000	Kawasaki Kisen Kaisha Limited (Industrials, Marine)	7,523
8	KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	38,285
1,000	Keihin Electric Express Railway Company Limited (Industrials, Road & Rail)	9,667
2,000	Keio Corporation (Industrials, Road & Rail)	13,752
1,000	Keisei Electric Railway Company Limited (Industrials, Road & Rail)	6,421
100	Keyence Corporation (Information Technology, Electronic Equipment & Instruments)	21,754
4,000	Kintetsu Corporation (Industrials, Road & Rail)	13,512
2,000	Kirin Brewery Company Limited (Consumer Staples, Beverages)	28,390
7,000	Kobe Steel Limited (Materials, Metals & Mining)	16,435
2,700	Komatsu Limited (Industrials, Machinery)	62,681
300	Konami Corporation (Information Technology, Software)	5,297
1,500	Konica Minolta Holdings Incorporated (Information Technology, Office Electronics)	14,626
3,000	Kubota Corporation (Industrials, Machinery)	27,456
1,000	Kuraray Company Limited (Materials, Chemicals)	12,626
300	Kurita Water Industries Limited (Industrials, Machinery)	8,327
500	Kyocera Corporation (Information Technology, Electronic Equipment & Instruments)	47,257
1,000	Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	9,907
1,100	Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	25,115
200	Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	9,164
100	Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	5,115
300	Makita Corporation (Industrials, Machinery)	9,512
5,000	Marubeni Corporation (Industrials, Trading Companies & Distributors)	28,270
700	Marui Company Limited (Consumer Discretionary, Multiline Retail)	5,241
100	Maruichi Steel Tube Limited (Materials, Metals & Mining)	1,917
200	Matsui Securities Company Limited (Financials, Capital Markets)	1,119
5,600	Matsushita Electric Industrial Company Limited (Consumer Discretionary, Household Durables)	75,870
1,000	Matsushita Electric Works Limited (Industrials, Electrical Equipment)	13,261
4,000	Mazda Motor Corporation (Consumer Discretionary, Automobiles)	9,631
200	McDonald’s Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,816
400	Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	5,084
200	Meiji Holdings Company Limited (Consumer Staples, Food Products)	9,415
2,000	Millea Holdings Incorporated (Financials, Insurance)	53,953
1,000	Minebea Company Limited (Industrials, Machinery)	5,151
3,500	Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	17,777
3,800	Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	90,175
5,000	Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	43,004
3,000	Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	48,802
1,000	Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	5,810
8,000	Mitsubishi Heavy Industries Limited (Industrials, Machinery)	29,516
3,000	Mitsubishi Materials Corporation (Materials, Metals & Mining)	8,625
11,000	Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)†	14,363
35,770	Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	166,681
170	Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	5,977
4,900	Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	72,901
2,000	Mitsui Chemicals Incorporated (Materials, Chemicals)	5,391
2,000	Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	4,528
2,000	Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	33,733
2,000	Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	5,726
3,000	Mitsui OSK Lines Limited (Industrials, Marine)	18,867

134 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
1,500	Mitsui Sumitomo Insurance Group Holdings Incorporated (Financials, Insurance)	$34,445
3,000	Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	9,954
200	Mitsumi Electric Company Limited (Information Technology, Electronic Equipment & Instruments)	3,067
56,100	Mizuho Financial Group Incorporated (Financials, Commercial Banks)	81,986
4,000	Mizuho Trust & Banking Company Limited (Financials, Commercial Banks)	3,354
600	Murata Manufacturing Company Limited (Information Technology, Electronic Equipment & Instruments)	31,624
600	Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	5,563
7,000	NEC Corporation (Information Technology, Computers & Peripherals)	18,615
1,000	NGK Insulators Limited (Industrials, Machinery)	16,615
300	Nidec Corporation (Industrials, Electrical Equipment)	26,665
900	Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	16,689
300	Nintendo Company Limited (Information Technology, Software)	74,964
1	Nippon Building Fund Incorporated (Financials, Real Estate Investment Trusts)	8,757
1,000	Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment & Instruments)	13,632
2,000	Nippon Express Company Limited (Industrials, Road & Rail)	7,595
300	Nippon Paper Group Incorporated (Materials, Paper & Forest Products)	7,507
2,000	Nippon Sheet Glass Company Limited (Industrials, Building Products)	4,360
14,000	Nippon Steel Corporation (Materials, Metals & Mining)	47,628
1,500	Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	65,495
4,000	Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	16,387
2,000	Nishi-Nippon City Bank Limited (Financials, Commercial Banks)	5,726
400	Nissan Chemical Industries Limited (Materials, Chemicals)	4,509
7,100	Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	62,002
100	Nissha Printing Company Limited (Industrials, Commercial Services & Supplies)	2,272
500	Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	6,570
2,000	Nisshin Steel Company Limited (Materials, Metals & Mining)	3,570
200	Nissin Food Products Company Limited (Consumer Staples, Food Products)	7,223
100	Nitori Company Limited (Consumer Discretionary, Specialty Retail)	8,361
400	Nitto Denko Corporation (Materials, Chemicals)	15,644
4,000	NKSJ Holdings Incorporated (Financials, Insurance)	25,108
300	NOK Corporation (Consumer Discretionary, Auto Components)	5,222
10,100	Nomura Holdings Incorporated (Financials, Capital Markets)	48,879
300	Nomura Real Estate Holding Incorporated (Financials, Real Estate Management & Development)	4,259
1	Nomura Real Estate Office Fund (Financials, Real Estate Investment Trusts)	5,552
300	Nomura Research Institute Limited (Information Technology, IT Services)	5,638
1,000	NSK Limited (Industrials, Machinery)	6,780
1,000	NTN Corporation (Industrials, Machinery)	4,312
3	NTT Data Corporation (Information Technology, IT Services)	9,484
43	NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	71,598
3	NTT Urban Development Corporation (Financials, Real Estate Management & Development)	2,523
2,000	Obayashi Corporation (Industrials, Construction & Engineering)	7,954
20	OBIC Company Limited (Information Technology, IT Services)	3,781
2,000	Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	18,495
2,000	OJI Paper Company Limited (Materials, Paper & Forest Products)	8,840
600	Olympus Corporation (Health Care, Health Care Equipment & Supplies)	15,712
600	Omron Corporation (Information Technology, Electronic Equipment & Instruments)	13,627
200	Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	8,709
100	Oracle Corporation Japan (Information Technology, Software)	4,762
100	Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,320
290	ORIX Corporation (Financials, Consumer Finance)	22,163
5,000	Osaka Gas Company Limited (Utilities, Gas Utilities)	18,028
21	Rakuten Incorporated (Consumer Discretionary, Internet & Catalog Retail)	15,370
1,800	Resona Holdings Incorporated (Financials, Commercial Banks)	16,150
2,000	Ricoh Company Limited (Information Technology, Office Electronics)	28,198
100	Rinnai Corporation (Consumer Discretionary, Household Durables)	5,882

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 135
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
300	Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	$18,507
100	Sankyo Company Limited (Consumer Discretionary, Leisure Equipment & Products)	5,295
200	Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	6,926
5,000	Sanyo Electric Company Limited (Consumer Discretionary, Household Durables)†	8,265
900	Sapporo Hokuyo Holdings Incorporated (Financials, Commercial Banks)	4,161
1,000	Sapporo Holdings Limited (Consumer Staples, Beverages)	4,684
59	SBI Holdings Incorporated (Financials, Capital Markets)	7,400
600	Secom Company Limited (Industrials, Commercial Services & Supplies)	27,096
600	Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	9,171
400	Seiko Epson Corporation (Information Technology, Computers & Peripherals)	6,061
1,000	Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	6,049
2,000	Sekisui House Limited (Consumer Discretionary, Household Durables)	17,968
1,600	Senshu Ikeda Holdings Incorporated (Financials, Commercial Banks)	2,396
2,120	Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	49,673
2	Seven Bank Limited (Financials, Commercial Banks)	3,582
3,200	Sharp Corporation (Consumer Discretionary, Household Durables)	31,854
500	Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	14,345
1,000	Shimadzu Corporation (Information Technology, Electronic Equipment & Instruments)	7,690
200	Shimano Incorporated (Consumer Discretionary, Leisure Equipment & Products)	10,589
100	Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	9,284
2,000	Shimizu Corporation (Industrials, Construction & Engineering)	7,403
1,100	Shin-Etsu Chemical Company Limited (Materials, Chemicals)	53,564
100	Shinko Electric Industries (Information Technology, Semiconductors & Semiconductor Equipment)	1,106
2,000	Shinko Securities Company Limited (Financials, Capital Markets)	4,576
2,000	Shinsei Bank Limited (Financials, Commercial Banks)	1,414
900	Shionogi & Company Limited (Health Care, Pharmaceuticals)	16,473
1,000	Shiseido Company Limited (Consumer Staples, Personal Products)	22,448
2,000	Shizuoka Bank Limited (Financials, Commercial Banks)	17,226
4,000	Showa Denko KK (Materials, Chemicals)	7,667
600	Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	4,586
100	SMC Corporation (Industrials, Machinery)	13,189
2,300	Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	75,243
3,700	Sojitz Corporation (Industrials, Trading Companies & Distributors)	6,648
2,800	Sony Corporation (Consumer Discretionary, Household Durables)	86,569
2	Sony Financial Holdings Incorporated (Financials, Insurance)	6,517
200	Square Enix Company Limited (Information Technology, Software)	4,483
400	Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	6,373
300	Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	4,679
4,000	Sumitomo Chemical Company Limited (Materials, Chemicals)	17,537
3,100	Sumitomo Corporation (Industrials, Trading Companies & Distributors)	39,957
2,200	Sumitomo Electric Industries Limited (Consumer Discretionary, Auto Components)	26,828
1,000	Sumitomo Heavy Industries Limited (Industrials, Machinery)	5,151
9,000	Sumitomo Metal Industries Limited (Materials, Metals & Mining)	22,748
1,000	Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	15,273
3,800	Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	110,704
1,000	Sumitomo Realty & Development Company Limited (Financials, Real Estate Management & Development)	20,664
500	Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	4,881
4,000	Sumitomo Trust & Banking Company Limited (Financials, Commercial Banks)	20,029
1,000	Suruga Bank Limited (Financials, Commercial Banks)	8,816
200	Suzuken Company Limited (Health Care, Health Care Providers & Services)	6,620
900	Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	18,931
800	T&D Holdings Incorporated (Financials, Insurance)	16,675
2,000	Taiheiyo Cement Corporation (Materials, Construction Materials)	2,348
3,000	Taisei Corporation (Industrials, Construction & Engineering)	6,181
1,000	Taiyo Nippon Sanso Corporation (Materials, Chemicals)	8,505
1,000	Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	7,714

136 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Japan (continued)
2,100	Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	$96,472
1,000	Tanabe Seiyaku Company Limited (Health Care, Pharmaceuticals)	16,291
300	TDK Corporation (Information Technology, Electronic Equipment & Instruments)	16,729
2,000	Teijin Limited (Materials, Chemicals)	6,612
500	Terumo Corporation (Health Care, Health Care Equipment & Supplies)	26,533
800	The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	15,783
1,000	The Hachijuni Bank Limited (Financials, Commercial Banks)	5,223
1,000	The Hiroshima Bank Limited (Financials, Commercial Banks)	4,073
1,000	The Iyo Bank Limited (Financials, Commercial Banks)	8,110
400	THK Company Limited (Industrials, Machinery)	7,494
100	TOA Medical Electronics Company (Health Care, Health Care Equipment & Supplies)	6,936
2,000	Tobu Railway Company Limited (Industrials, Road & Rail)	11,524
300	Toho Company Limited Tokyo (Consumer Discretionary, Media)	4,826
1,000	Toho Gas Company Limited (Utilities, Gas Utilities)	4,947
1,200	Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	26,536
1,000	Tokuyama Corporation (Materials, Chemicals)	5,079
3,400	Tokyo Electric Power Company Incorporated (Utilities, Electric Utilities)	82,923
500	Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	25,066
7,000	Tokyo Gas Company Limited (Utilities, Gas Utilities)	31,780
300	Tokyo Steel Manufacturing Company Limited (Materials, Metals & Mining)	3,540
1,000	Tokyo Tatemono Company Limited (Financials, Real Estate Management & Development)	3,833
3,000	Tokyu Corporation (Industrials, Road & Rail)	13,261
1,000	Tokyu Land Corporation (Financials, Real Estate Management & Development)	4,145
1,000	Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	9,260
2,000	Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	15,644
4,000	Toray Industries Incorporated (Materials, Chemicals)	22,281
11,000	Toshiba Corporation (Information Technology, Computers & Peripherals)	53,234
1,000	Tosoh Corporation (Materials, Chemicals)	2,695
1,000	TOTO Limited (Industrials, Building Products)	6,852
400	Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	7,207
200	Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	4,408
200	Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	3,328
500	Toyota Industries Corporation (Consumer Discretionary, Auto Components)	13,351
7,800	Toyota Motor Corporation (Consumer Discretionary, Automobiles)	280,120
600	Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	8,840
300	Trend Micro Incorporated (Information Technology, Software)	8,952
200	Tsumura & Company (Health Care, Pharmaceuticals)	6,219
3,000	UBE Industries Limited Japan (Materials, Chemicals)	6,648
300	Uni-Charm Corporation (Consumer Staples, Household Products)	12,075
600	UNY Company Limited (Consumer Staples, Food & Staples Retailing)	4,744
300	Ushio Incorporated (Industrials, Electrical Equipment)	5,049
70	USS Company Limited (Consumer Discretionary, Specialty Retail)	5,224
5	West Japan Railway Company (Industrials, Road & Rail)	17,932
43	Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	14,855
300	Yakult Honsha Company Limited (Consumer Staples, Food Products)	9,264
240	Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	14,892
1,000	Yamaguchi Financial Group (Financials, Commercial Banks)	9,427
500	Yamaha Corporation (Consumer Discretionary, Leisure Equipment & Products)	5,804
800	Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	12,008
1,200	Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	14,518
100	Yamato Kogyo Company Limited (Materials, Metals & Mining)	2,422
1,000	Yaskawa Electric Corporation (Information Technology, Electronic Equipment & Instruments)	8,062
600	Yokogawa Electric Corporation (Information Technology, Electronic Equipment & Instruments)	4,082

		6,041,068

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 137
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Luxembourg: 0.51%
2,402	ArcelorMittal (Materials, Metals & Mining)	$79,113
225	Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	21,464
888	SES FDR (Consumer Discretionary, Media)	21,348
1,300	Tenaris SA (Energy, Energy Equipment & Services)	24,935

		146,860

Mauritius: 0.03%
19,672	Golden Agri-Resources Limited (Consumer Staples, Food Products)	8,526

Netherlands: 2.85%
4,307	Aegon NV (Financials, Insurance)	25,805
650	Akzo Nobel NV (Materials, Chemicals)	40,101
1,196	ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	35,723
205	Boskalis Westminster (Industrials, Construction & Engineering)	8,603
173	Corio NV (Financials, Real Estate Investment Trusts)	11,827
233	Delta Lloyd NV (Financials, Insurance)	4,355
1,128	European Aeronautic Defence & Space Company (Industrials, Aerospace & Defense)	28,133
198	Fugro NV (Energy, Energy Equipment & Services)	13,020
327	Heineken Holding NV (Consumer Staples, Beverages)	14,305
726	Heineken NV (Consumer Staples, Beverages)	37,649
10,850	ING Groep NV (Financials, Diversified Financial Services)	112,562
3,350	Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	45,157
423	Koninklijke DSM NV (Materials, Chemicals)	21,671
2,789	Koninklijke Philips Electronics NV (Industrials, Industrial Conglomerates)	87,658
208	Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	9,927
679	QIAGEN NV (Health Care, Life Sciences Tools & Services)†	12,149
327	Randstad Holdings NV (Industrials, Commercial Services & Supplies)	14,856
1,892	Reed Elsevier NV (Consumer Discretionary, Media)	23,858
4,523	Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	69,953
487	SBM Offshore NV (Energy, Energy Equipment & Services)	9,228
1,888	STMicroelectronics (Information Technology, Semiconductors & Semiconductor Equipment)	14,455
1,032	TNT NV (Industrials, Air Freight & Logistics)	27,729
4,618	Unilever NV (Consumer Staples, Food Products)	138,029
868	Wolters Kluwer NV (Consumer Discretionary, Media)	18,223

		824,976

New Zealand: 0.11%
2,680	Auckland International Airport Limited (Industrials, Transportation Infrastructure)	4,031
922	Contact Energy Limited (Utilities, Electric Utilities)†	3,829
1,796	Fletcher Building Limited (Materials, Construction Materials)	10,621
1,680	Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,488
5,777	Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	8,562

		30,531

Norway: 0.74%
480	Aker Kvaerner ASA (Energy, Energy Equipment & Services)	6,958
2,661	DnB Nor ASA (Financials, Commercial Banks)	36,220
2,636	Norsk Hydro ASA (Materials, Metals & Mining)	15,912
2,287	Orkla ASA (Industrials, Industrial Conglomerates)	21,077
1,456	Renewable Energy Corporation AS (Information Technology, Semiconductors & Semiconductor Equipment)†	4,932
3,102	Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	64,718
2,293	Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	35,909
600	Yara International ASA (Materials, Chemicals)	27,138

		212,864

138 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Portugal: 0.28%
8,347	Banco Comercial Portugues SA (Financials, Commercial Banks)	$7,271
1,556	Banco Espirito Santo SA (Financials, Commercial Banks)	7,202
526	Brisa-Auto Estradas de Portugal SA (Industrials, Transportation Infrastructure)	3,392
489	Cimpor Cimentos de Portugal SA (Materials, Construction Materials)	3,148
5,181	Energias de Portugal SA (Utilities, Electric Utilities)	17,756
686	Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	11,840
653	Jeronimo Martins (Consumer Staples, Food & Staples Retailing)	8,733
1,727	Portugal Telecom SGPS SA (Telecommunication Services, Diversified Telecommunication Services)	23,049

		82,391

Singapore: 1.49%
4,000	Ascendas REIT (Financials, Real Estate Investment Trusts)	6,661
7,000	CapitaLand Limited (Financials, Real Estate Management & Development)	21,611
6,670	CapitaMall Trust (Financials, Real Estate Investment Trusts)	10,904
4,000	CapitaMalls Asia Limited (Financials, Real Estate Management & Development)†	6,570
1,000	City Developments Limited (Financials, Real Estate Management & Development)	9,703
6,000	Comfortdelgro Corporation Limited (Industrials, Road & Rail)	6,935
2,000	Cosco Corporation Singapore Limited (Industrials, Machinery)	2,692
4,704	DBS Group Holdings Limited (Financials, Commercial Banks)	50,363
3,000	Fraser & Neave Limited (Industrials, Industrial Conglomerates)	14,828
122	Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	3,646
40	K-REIT Asia (Financials, Real Estate Investment Trusts)	39
4,000	Keppel Corporation Limited (Industrials, Industrial Conglomerates)	27,314
2,000	Keppel Land Limited (Financials, Real Estate Management & Development)	6,159
3,000	Neptune Orient Lines Limited (Industrials, Marine)	4,517
3,590	Olam International Limited (Consumer Staples, Food & Staples Retailing)	8,899
6,379	Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	42,928
2,980	SembCorp Industries Limited (Industrials, Industrial Conglomerates)	9,880
2,000	SembCorp Marine Limited (Industrials, Machinery)	5,977
1,600	Singapore Airlines Limited (Industrials, Airlines)	19,856
2,000	Singapore Exchange Limited (Financials, Diversified Financial Services)	13,718
4,000	Singapore Press Holdings Limited (Consumer Discretionary, Media)	12,927
5,000	Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	12,775
22,000	Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	52,528
2,000	StarHub Limited (Telecommunication Services, Wireless Telecommunication Services)	3,924
3,163	United Overseas Bank Limited (Financials, Commercial Banks)	44,062
1,000	United Overseas Land Limited (Financials, Real Estate Management & Development)	3,521
5,000	Wilmar International Limited (Consumer Staples, Food Products)	22,850
4,000	Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	5,353

		431,140

South Africa: 0.09%
249	Randgold Resources Limited (Materials, Metals & Mining)	24,917

Spain: 3.83%
876	Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	16,325
75	Acciona SA (Utilities, Electric Utilities)	6,335
291	Acerinox SA (Materials, Metals & Mining)	5,179
420	Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	20,970
10,095	Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	136,313
2,845	Banco de Sabade (Financials, Commercial Banks)	14,249
635	Banco de Valencia SA (Financials, Commercial Banks)†	3,618
2,568	Banco Popular Espanol SA (Financials, Commercial Banks)	16,279
23,153	Banco Santander Central Hispano SA (Financials, Commercial Banks)	294,076
842	Bankinter SA (Financials, Commercial Banks)	5,851

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 139
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Spain (continued)
1,304	Cintra Concesiones de Infraestructuras de Transporte SA (Industrials, Construction & Engineering)	$12,193
2,491	Criteria CaixaCorp SA (Financials, Diversified Financial Services)	13,084
637	EDP Renovaveis SA (Utilities, Independent Power Producers & Energy Traders)†	3,604
531	Enagas (Utilities, Gas Utilities)	10,761
112	Fomento de Construcciones y Contratas SA (Industrials, Construction & Engineering)	3,096
569	Gamesa Corporation Tecnologica SA (Industrials, Electrical Equipment)†	3,983
683	Gas Natural SDG SA (Utilities, Gas Utilities)	10,182
288	Gestevision Telecinco SA (Consumer Discretionary, Media)	3,172
405	Grifols SA (Health Care, Biotechnology)	5,808
2,504	Iberdrola Renovables (Utilities, Independent Power Producers & Energy Traders)	8,322
11,300	Iberdrola SA (Utilities, Electric Utilities)	86,929
1,412	Iberia Lineas Aereas de España SA (Industrials, Airlines)	5,449
268	Indra Sistemas SA (Information Technology, IT Services)	5,111
614	Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	48,774
2,235	Mapfre SA (Financials, Insurance)	6,801
321	Red Electrica de Espana (Utilities, Electric Utilities)	15,095
2,063	Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	53,140
11,553	Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	286,092
414	Zardoya-Otis SA (Industrials, Machinery)	7,410

		1,108,201

Sweden: 3.11%
968	Alfa Laval AB (Industrials, Machinery)	16,961
887	Assa Abloy AB Class B (Industrials, Building Products)	22,371
1,862	Atlas Copco AB Class A (Industrials, Machinery)	35,940
1,156	Atlas Copco AB Class B (Industrials, Machinery)	20,340
500	Boliden AB (Materials, Metals & Mining)	7,574
711	Electrolux AB Class B (Consumer Discretionary, Household Durables)	17,510
392	Getinge AB (Health Care, Health Care Equipment & Supplies)	9,160
2,910	Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	105,385
500	Hexagon AB (Industrials, Machinery)	10,726
131	Holmen AB Class B (Materials, Paper & Forest Products)	4,041
1,208	Husqvarna AB B Shares (Consumer Discretionary, Household Durables)	8,943
1,200	Investor AB (Financials, Diversified Financial Services)	24,373
650	Kinnevik Investment AB (Financials, Diversified Financial Services)†	13,761
149	Modern Times Group MTG B Shares (Consumer Discretionary, Media)	11,108
8,856	Nordea Bank AB (Financials, Commercial Banks)	92,234
300	Ratos AB B Shares (Financials, Capital Markets)	10,361
2,831	Sandvik AB (Industrials, Machinery)	43,387
892	Scania AB Class B (Industrials, Machinery)	19,692
907	Securitas AB (Industrials, Commercial Services & Supplies)	9,769
3,838	Skandinaviska Enskilda Banken AB Class A (Financials, Commercial Banks)	28,459
1,340	Skanska AB (Industrials, Construction & Engineering)	24,552
1,140	SKF AB Class B (Industrials, Machinery)	26,215
392	SSAB Svenskt Stal AB Class A (Materials, Metals & Mining)	6,252
275	SSAB Svenskt Stal AB Class B (Materials, Metals & Mining)†	3,862
1,677	Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	25,502
1,414	Svenska Handelsbanken (Financials, Commercial Banks)	46,341
2,000	Swedbank AB (Financials, Commercial Banks)	27,729
625	Swedish Match AB (Consumer Staples, Tobacco)	16,672
923	Tele2 AB (Telecommunication Services, Diversified Telecommunication Services)	19,377
8,542	Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	93,780
6,411	Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	51,932
2,995	Volvo AB Class B (Industrials, Machinery)	43,990

		898,299

140 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Switzerland: 7.74%
6,273	ABB Limited (Industrials, Electrical Equipment)	$132,208
302	Actelion Limited (Health Care, Biotechnology)†	12,100
365	Adecco SA (Financial & Professional Services)	19,074
241	Aryzta AG (Consumer Staples, Food Products)	10,546
148	Baloise Holding AG (Financials, Insurance)	13,344
1,495	Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	71,977
3,194	Credit Suisse Group (Financials, Capital Markets)	136,517
115	Geberit AG (Industrials, Building Products)	20,480
23	Givaudan SA (Materials, Chemicals)	23,500
690	Holcim Limited (Materials, Construction Materials)	44,308
567	Julius Baer Group Limited (Financials, Capital Markets)	20,640
612	Julius Baer Holding AG (Financials, Capital Markets)	9,280
160	Kuehne & Nagel International AG (Industrials, Marine)	19,213
2	Lindt & Spruengli AG (Participation Certificate) (Consumer Staples, Food Products)	4,795
539	Logitech International SA (Information Technology, Computers & Peripherals)†	9,391
135	Lonza Group AG (Health Care, Life Sciences Tools & Services)	11,533
9,762	Nestle SA (Consumer Staples, Food Products)	520,064
367	Nobel Biocare Holding AG (Health Care, Health Care Equipment & Supplies)	6,592
5,937	Novartis AG (Health Care, Pharmaceuticals)	340,457
80	Pargesa Holding SA (Financials, Diversified Financial Services)	5,841
136	Phonak Holding AG (Health Care, Health Care Equipment & Supplies)	16,608
1,976	Roche Holdings AG (Health Care, Pharmaceuticals)	269,861
144	Schindler Holding AG (Industrials, Machinery)	15,446
64	Schindler Holding AG (Industrials, Machinery)	6,839
16	SGS Societe Generale de Surveillance Holding SA (Industrials, Commercial Services & Supplies)	25,857
6	Sika AG (Materials, Chemicals)	11,070
23	Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	5,133
129	Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	8,914
85	Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	31,979
90	Swiss Life Holding (Financials, Insurance)	10,249
990	Swiss Reinsurance (Financials, Insurance)	43,412
64	Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	25,811
264	Syngenta AG (Materials, Chemicals)	65,607
10,227	UBS AG (Financials, Capital Markets)	173,598
419	Zurich Financial Services AG (Financials, Insurance)	98,199

		2,240,443

United Kingdom: 21.50%
2,876	3I Group plc (Financials, Capital Markets)	12,944
592	Admiral Group plc (Financials, Insurance)	15,493
771	Aggreko plc (Industrials, Commercial Services & Supplies)	19,015
984	AMEC plc (Energy, Energy Equipment & Services)	15,241
3,702	Anglo American plc (Materials, Metals & Mining)	146,037
1,169	Antofagasta plc (Materials, Metals & Mining)	22,698
3,616	ARM Holdings plc (Information Technology, Semiconductors & Semiconductor Equipment)	22,278
1,056	Associated British Foods plc (Consumer Staples, Food Products)	17,402
4,053	AstraZeneca plc (Health Care, Pharmaceuticals)	205,872
642	Autonomy Corporation plc (Information Technology, Software)†	18,284
7,815	Aviva plc (Financials, Insurance)	48,971
1,083	Babcock International Group (Industrials, Commercial Services & Supplies)	9,697
9,608	BAE Systems plc (Industrials, Aerospace & Defense)	51,664
2,031	Balfour Beatty plc (Industrials, Construction & Engineering)	8,535
32,412	Barclays plc (Financials, Commercial Banks)	152,544
9,499	BG Group plc (Health Care, Health Care Providers & Services)	166,902
6,202	BHP Billiton plc (Materials, Metals & Mining)	197,290

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 141
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
United Kingdom (continued)
52,860	BP plc (Energy, Oil, Gas & Consumable Fuels)	$355,235
1,709	British Airways plc (Industrials, Airlines)	6,518
5,613	British American Tobacco plc (Consumer Staples, Tobacco)	209,371
2,573	British Land Company plc (Financials, Real Estate Investment Trusts)	18,795
3,191	British Sky Broadcasting plc (Consumer Discretionary, Media)	35,365
21,809	BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	47,964
973	Bunzl plc (Industrials, Trading Companies & Distributors)	11,601
1,288	Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	21,043
7,690	Cable + Wireless Worldwide (Information Technology, Software & Services)	8,885
3,862	Cairn Energy plc (Energy, Oil, Gas & Consumable Fuels)†	27,519
1,696	Capita Group plc (Industrials, Commercial Services & Supplies)	20,941
496	Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,495
128	Cattles plc (Financials, Diversified Financial Services)(a)	0
14,391	Centrica plc (Utilities, Multi-Utilities)	73,133
3,403	Cobham plc (Industrials, Aerospace & Defense)	12,349
5,287	Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	44,060
7,099	Diageo plc (Consumer Staples, Beverages)	122,224
763	Eurasian Natural Resources Corporation (Materials, Metals & Mining)	11,009
1,426	Firstgroup plc (Industrials, Road & Rail)	8,127
531	Fresnillo plc (Materials, Metals & Mining)	10,360
4,180	G4S plc (Industrials, Commercial Services & Supplies)	16,718
17,000	Genting International plc (Consumer Discretionary, Hotels, Restaurants & Leisure)†	24,044
14,606	GlaxoSmithKline plc (Health Care, Pharmaceuticals)	287,839
2,083	Hammerson plc (Financials, Real Estate Investment Trusts)	12,902
2,600	Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	8,414
49,294	HSBC Holdings plc (Financials, Commercial Banks)	499,462
1,650	ICAP plc (Financials, Capital Markets)	11,184
2,851	Imperial Tobacco Group plc (Consumer Staples, Tobacco)	84,960
1,294	Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	13,487
768	Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,705
4,198	International Power plc (Utilities, Independent Power Producers & Energy Traders)	25,587
480	Intertek Group plc (Industrials, Commercial Services & Supplies)	13,799
2,392	Invensys plc (Industrials, Machinery)	11,216
1,364	Investec plc (Financials, Capital Markets)	10,896
10,949	ITV plc (Consumer Discretionary, Media)	10,260
3,570	J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	21,911
636	Johnson Matthey plc (Materials, Chemicals)	17,604
634	Kazakhmys plc (Materials, Metals & Mining)	14,461
6,497	Kingfisher plc (Consumer Discretionary, Specialty Retail)	23,903
2,249	Land Securities Group plc (Financials, Real Estate Investment Trusts)	22,629
16,172	Legal & General Group plc (Financials, Insurance)	26,294
1,382	Liberty International plc (Financials, Real Estate Investment Trusts)	7,983
115,805	Lloyds TSB Group plc (Financials, Commercial Banks)	134,838
442	London Stock Exchange Group plc (Financials, Diversified Financial Services)	4,728
458	Lonmin plc (Materials, Metals & Mining)	12,008
5,073	Man Group plc (Financials, Capital Markets)	17,460
4,364	Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	26,606
9,690	National Grid plc (Utilities, Multi-Utilities)	82,199
559	Next plc (Consumer Discretionary, Multiline Retail)	19,459
15,035	Old Mutual plc (Financials, Insurance)	32,782
2,273	Pearson plc (Consumer Discretionary, Media)	35,189
768	Petrofac Limited (Energy, Energy Equipment & Services)	16,565
7,096	Prudential plc (Financials, Insurance)	70,951
1,726	Reckitt Benckiser Group (Consumer Staples, Household Products)	94,925
3,353	Reed Elsevier plc (Consumer Discretionary, Media)	28,338
4,290	Resolution Limited (Financials, Insurance)†	16,511

142 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
United Kingdom (continued)
2,598	Rexam plc (Materials, Containers & Packaging)	$12,529
4,076	Rio Tinto plc (Materials, Metals & Mining)	238,255
5,215	Rolls Royce Group plc (Industrials, Aerospace & Defense)	49,440
50,111	Royal Bank of Scotland Group plc (Financials, Commercial Banks)	37,163
9,974	Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	300,202
7,578	Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	221,062
2,659	SABMiller plc (Consumer Staples, Beverages)	85,023
3,894	Sage Group plc (Information Technology, Software)	16,902
334	Schroders plc (Financials, Capital Markets)	7,545
2,786	Scottish & Southern Energy plc (Utilities, Electric Utilities)	48,930
2,176	Segro plc (Financials, Real Estate Investment Trusts)	9,332
1,455	Serco Group plc (Industrials, Commercial Services & Supplies)	14,057
701	Severn Trent plc (Utilities, Water Utilities)	14,437
1,575	Shire Limited (Health Care, Pharmaceuticals)	35,480
2,441	Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	22,260
1,156	Smiths Group plc (Industrials, Industrial Conglomerates)	22,137
5,754	Standard Chartered plc (Financials, Commercial Banks)	165,051
6,627	Standard Life plc (Financials, Insurance)	24,069
22,754	Tesco plc (Consumer Staples, Food & Staples Retailing)	151,535
2,544	Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,866
1,657	TUI Travel plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,581
2,496	Tullow Oil plc (Energy, Oil, Gas & Consumable Fuels)	49,953
3,634	Unilever plc (Consumer Staples, Food Products)	105,096
2,020	United Utilities Group plc (Utilities, Multi-Utilities)	18,183
361	Vedanta Resources plc (Materials, Metals & Mining)	12,278
148,218	Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	365,785
521	Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,291
5,858	William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	27,211
841	Wolseley plc (Industrials, Trading Companies & Distributors)	21,125
3,523	WPP plc (Consumer Discretionary, Media)	38,989
5,827	Xstrata plc (Materials, Metals & Mining)	111,491

		6,217,936

United States: 0.07%
7	Citigroup Incorporated (Financials, Diversified Financial Services)†	27
1	NYSE Euronext Incorporated (Financials, Diversified Financial Services)	29
176	Synthes Incorporated (Health Care, Health Care Equipment & Supplies)†	20,347
		20,403

Total Common Stocks (Cost $27,436,022)		28,760,992

Rights: 0.05%

Australia: 0.00%
1,684	Bank of Cyprus Public Company Limited (Financials, Commercial Bank)†	1,033

France: 0.01%
413	Cie Generale des Etablissements Michelin (Consumer Discretionary, Auto Components)†	1,153

Germany: 0.03%
1,793	Deutsche Bank AG (Financial, Commercial Banks)†	8,677

Greece: 0.01%
1,798	National Bank of Greece SA (Financials, Commercial Banks)†	882
1,798	National Bank of Greece SA (Financials, Commercial Banks)†	1,618
		2,500

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 143
INTERNATIONAL INDEX PORTFOLIO

Shares	Security Name	Value
Hong Kong: 0.00%
1,200	Henderson Land Development Rights (Financials,
	Real Estate Management & Development)†	$346

Total Rights (Cost $0)		13,709

		Expiration Date
Warrants: 0.00%

Singapore: 0.00%
2,828	Golden Agri-Resources Limited (Consumer Staples, Food Products)†	07/23/2012	226

Total Warrants (Cost $0)			226

		Yield
Preferred Stocks: 0.46%

Germany: 0.46%
155	Bayerische Motoren Werke AG (Consumer Discretionary, Auto Components)†	0.93%	7,230
239	Fresenius AG (Healthcare, Healthcare Providers & Services)†	1.27	19,301
491	Henkel KGaA (Consume Staples, Household Products)†	1.26	26,373
259	Porsche AG (Consumer Discretionary, Automobiles)†	0.13	12,826
116	RWE AG (Utilities, Electric Utilities)†	7.62	7,394
487	Volkswagen AG (Consumer Discretionary, Automobiles)†	1.80	58,775

Total Preferred Stocks (Cost $123,381)			131,899

Short-Term Investments: 0.03%

Investment Companies: 0.03%
7,916	Wells Fargo Securities Lending Cash Investment LLC(u)(l)(V)	0.28	7,916

Total Short-Term Investments (Cost $7,916)			7,916

Total Investments in Securities
(Cost $27,567,319)*		99.96%	28,914,742
Other Assets and Liabilities, Net		0.04	10,500

Total Net Assets		100.00%	$28,925,242

†	Non-income earning securities.

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $29,251,232 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,248,773
Gross unrealized depreciation	(4,585,263)

Net unrealized depreciation	$(336,490)
The accompanying notes are an integral part of these financial statements.

144 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.87%

Australia: 7.68%
600,118	AWB Limited (Consumer Staples, Food & Staples Retailing)	$858,465
240,100	Bendigo Bank Limited (Financials, Commercial Banks)	2,123,427
404,900	BlueScope Steel Limited (Materials, Metals & Mining)	860,983
627,100	Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	2,563,902
340,400	Downer EDI Limited (Industrials, Commercial Services & Supplies)	1,618,746
1,718,600	Goodman Fielder Limited (Consumer Staples, Food Products)	2,167,751
134,508	Grain Corporation Limited (Consumer Staples, Food Products)	941,263
446,500	Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,885,937
570,994	Mincor Resources NL (Materials, Metals & Mining)	1,054,118
934,263	OneSteel Limited (Materials, Metals & Mining)	2,645,824
368,800	Sally Malay Mining Limited (Materials, Metals & Mining)	966,016
153,900	SunCorp-Metway Limited (Financials, Insurance)	1,338,768
261,100	Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,766,563
818,100	Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,071,724

		22,863,487

Austria: 0.81%
22,100	Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	884,854
2,300	OMV AG (Energy, Oil, Gas & Consumable Fuels)	86,100
39,300	Voestalpine AG (Materials, Metals & Mining)	1,447,616

		2,418,570

Belgium: 1.94%
39,400	Delhaize Group (Consumer Staples, Food & Staples Retailing)	2,857,482
39,400	KBC Groep NV (Financials, Commercial Banks)	1,767,395
37,000	Tessenderlo Chemie NV (Materials, Chemicals)	1,153,064

		5,777,941

Cayman Islands: 0.63%
2,260,000	Chaoda Modern Agriculture Limited (Consumer Staples, Food Products)	1,872,932

Denmark: 0.92%
45,600	Danske Bank (Financials, Commercial Banks)	1,100,212
93,000	H. Lundbeck A/S (Health Care, Pharmaceuticals)	1,642,487

		2,742,699

Finland: 1.17%
183,900	Nokia Oyj (Information Technology, Communications Equipment)	1,847,672
82,700	TietoEnator Oyj (Information Technology, IT Services)	1,646,016

		3,493,688

France: 10.41%
54,000	AXA SA (Financials, Insurance)	944,119
30,200	BNP Paribas SA (Financials, Commercial Banks)	2,147,847
31,998	Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing)	2,929,605
163,400	Credit Agricole SA (Financials, Commercial Banks)	2,553,887
86,100	France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	1,860,407
31,800	Lagardere SCA (Consumer Discretionary, Media)«	1,242,233
36,000	Rallye SA (Consumer Staples, Food & Staples Retailing)	1,332,441
31,900	Safran SA (Industrials, Aerospace & Defense)	896,716
84,100	Sanofi-Aventis SA (Health Care, Pharmaceuticals)	5,603,487
105,400	SCOR SE (Financials, Insurance)	2,518,826
4,300	SCOR SE (Financials, Insurance)(a)	101,496
17,600	Societe Generale (Financials, Commercial Banks)	1,013,713

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 145
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
France (continued)
32,500	Thales SA (Industrials, Aerospace & Defense)	$1,187,834
60,200	Total SA (Energy, Oil, Gas & Consumable Fuels)	3,102,568
130,400	Vivendi SA (Consumer Discretionary, Media)	3,564,245

		30,999,424

Germany: 7.62%
33,100	Allianz AG (Financials, Insurance)	3,740,745
62,500	BASF SE (Materials, Chemicals)	3,941,071
41,200	Deutsche Bank AG (Financials, Capital Markets)	2,254,781
114,700	E.ON AG (Utilities, Electric Utilities)	3,382,171
31,000	Hannover Rueckversicherung AG (Financials, Insurance)	1,425,878
19,700	Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	2,728,573
25,900	Norddeutsche Affinerie AG (Materials, Metals & Mining)	1,234,198
25,900	RWE AG (Utilities, Multi-Utilities)	1,749,520
68,300	Thyssenkrupp AG (Materials, Metals & Mining)	2,227,191

		22,684,128

Hong Kong: 1.08%
878,000	Union Bank Hong Kong (Financials, Commercial Banks)	3,225,091

Ireland: 0.15%
79,300	Allied Irish Banks plc (Financials, Commercial Banks)	54,810
225,000	Bank of Ireland plc (Financials, Commercial Banks)	190,173
111,500	Irish Life & Permament Group Holdings plc (Financials, Insurance)	211,283

		456,266

Israel: 0.69%
451,300	Bank Hapoalim Limited (Financials, Commercial Banks)†	2,065,443

Italy: 2.58%
141,055	Benetton Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,081,650
688,400	Enel SpA (Utilities, Multi-Utilities)	3,669,385
135,200	ENI SpA (Energy, Oil, Gas & Consumable Fuels)	2,917,650

		7,668,685

Japan: 21.44%
203,200	Adeka Corporation (Materials, Chemicals)	2,061,696
74,300	Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	2,683,451
175,000	Central Glass Company Limited (Industrials, Building Products)	695,975
208,000	Chiba Bank Limited (Financials, Commercial Banks)	1,213,416
169,600	Comsys Holdings Corporation (Industrials, Construction & Engineering)	1,554,193
90,000	Credit Saison Company Limited (Financials, Consumer Finance)	1,203,162
73,600	Edion Corporation (Consumer Discretionary, Specialty Retail)	540,450
63,300	Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	1,334,547
262,000	Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	1,669,669
378,000	Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	1,512,362
57,700	Hitachi Capital Corporation (Financials, Consumer Finance)	786,567
168,000	Itochu Corporation (Industrials, Trading Companies & Distributors)	1,537,518
40,300	JFE Holdings Incorporated (Materials, Metals & Mining)	1,232,462
408,000	JX Holdings Incorporated (Energy, Energy Equipment & Services)	2,365,501
52,000	Kaneka Corporation (Industrials, Professional Services)	312,075
500	KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	2,392,789
23,900	Konami Corporation (Information Technology, Software)	422,000
99,000	Kyorin Company Limited (Health Care, Pharmaceuticals)	1,538,129
148,000	Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	1,099,185
516,000	Marubeni Corporation (Industrials, Trading Companies & Distributors)	2,917,489

146 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
Japan (continued)
39,100	Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	$1,384,050
35,500	Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	842,423
54,300	Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	807,865
621,000	Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	1,405,954
522,000	Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	1,494,466
1,831,300	Mizuho Financial Group Incorporated (Financials, Commercial Banks)	2,676,313
131,300	Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	1,217,372
60,100	Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	1,239,005
107,000	Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment & Instruments)	1,458,625
70,000	Nippon Express Company Limited (Industrials, Road & Rail)	265,812
74,600	Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	3,257,271
170,000	Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	1,229,995
1,400	NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	2,331,097
40,000	Ryosan Company Limited (Information Technology, Electronic Equipment & Instruments)	1,000,479
313,000	Sankyu Incorporated (Industrials, Road & Rail)	1,226,054
241,000	Sanwa Shutter Corporation (Industrials, Building Products)	713,069
678,000	Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,218,256
285,000	Sumitomo Corporation (Industrials, Trading Companies & Distributors)	3,673,455
60,900	Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	1,774,183
68,700	Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,156,019
62,000	The Keiyo Bank Limited (Financials, Commercial Banks)	307,475
234,000	Toshiba TEC Corporation (Information Technology, Office Electronics)	857,738
29,400	Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	1,237,913

		63,847,525

Liechtenstein: 0.26%
7,800	Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	785,834

Netherlands: 3.70%
151,800	Aegon NV (Financials, Insurance)	909,507
83,025	Brit Insurance Holdings NV (Financials, Insurance)	1,336,845
68,100	CSM Worldwide (Consumer Staples, Food Products)	2,001,109
77,200	ING Groep NV (Financials, Diversified Financial Services)	800,899
52,700	Koninklijke DSM NV (Materials, Chemicals)	2,699,871
38,304	Koninklijke Ten Cate NV (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,244,876
27,600	Nutreco Holding NV (Consumer Staples, Food Products)	2,018,619

		11,011,726

Norway: 1.31%
158,200	Atea ASA (Information Technology, IT Services)†	1,253,517
98,900	DnB Nor ASA (Financials, Commercial Banks)	1,346,156
61,700	Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	1,287,264

		3,886,937

Portugal: 0.38%
245,688	Banco BPI SA (Financials, Commercial Banks)†	523,502
131,400	Banco Espirito Santo SA (Financials, Commercial Banks)	608,150

		1,131,652

Singapore: 0.40%
6,000	Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	179,302
604,490	Mobilone Limited (Telecommunication Services, Wireless Telecommunication Services)	1,006,641

		1,185,943

Spain: 4.68%
185,200	Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	2,500,755
146,100	Banco Espanol de Credito SA (Financials, Commercial Banks)«	1,474,462

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 147
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
Spain (continued)
430,300	Banco Santander Central Hispano SA (Financials, Commercial Banks)	$5,465,414
123,800	Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	3,188,917
52,400	Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	1,297,604

		13,927,152

Sweden: 2.44%
169,300	Boliden AB (Materials, Metals & Mining)	2,564,486
113,500	Saab AB (Industrials, Aerospace & Defense)†	1,645,159
101,800	Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	1,548,065
137,500	Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	1,509,566

		7,267,276

Switzerland: 7.03%
28,800	Baloise Holding AG (Financials, Insurance)	2,596,733
101,215	Clariant AG (Materials, Chemicals)	1,480,140
76,500	Credit Suisse Group (Financials, Capital Markets)	3,269,730
3,700	Georg Fischer AG (Industrials, Machinery)	1,479,774
82,500	Novartis AG (Health Care, Pharmaceuticals)	4,730,957
28,900	Swiss Reinsurance (Financials, Insurance)	1,267,288
4,660	Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	1,879,365
2,592	Valora Holding AG (Consumer Discretionary, Specialty Retail)	662,079
15,200	Zurich Financial Services AG (Financials, Insurance)	3,562,367

		20,928,433

United Kingdom: 20.55%
190,400	Amlin plc (Financials, Insurance)	1,200,285
109,800	AstraZeneca plc (Health Care, Pharmaceuticals)	5,577,295
220,500	Aviva plc (Financials, Insurance)	1,381,723
587,400	BAE Systems plc (Industrials, Aerospace & Defense)	3,158,561
242,900	Barclays plc (Financials, Commercial Banks)	1,143,188
619,100	BP plc (Energy, Oil, Gas & Consumable Fuels)	4,160,542
1,268,300	BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	2,789,320
242,654	Centrica plc (Utilities, Multi-Utilities)	1,233,134
87,468	Charter International plc (Industrials, Machinery)	953,580
279,000	Drax Group plc (Utilities, Independent Power Producers & Energy Traders)	1,679,931
390,000	DS Smith plc (Industrials, Professional Services)	915,300
213,300	GlaxoSmithKline plc (Health Care, Pharmaceuticals)	4,203,489
184,200	Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,188,690
411,300	Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	1,330,989
102,600	IMI plc (Industrials, Machinery)	1,237,013
679,100	Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	1,561,792
810,100	LogicaCMG plc (Industrials, Professional Services)	1,613,639
632,790	Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	920,490
252,200	Meggitt plc (Industrials, Aerospace & Defense)	1,173,488
10,797	Next plc (Consumer Discretionary, Multiline Retail)	375,856
237,100	Northern Foods plc (Consumer Staples, Food Products)	175,056
1,123,200	Old Mutual plc (Financials, Insurance)	2,449,035
315,100	Premier Foods plc (Consumer Staples, Food Products)	80,535
443,900	Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	911,400
14,300	Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	432,583
264,000	Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	7,701,303
82,600	Spectris plc (Information Technology, Electronic Equipment & Instruments)	1,392,285
228,900	Tate & Lyle plc (Consumer Staples, Food Products)	1,678,514
389,400	Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,050,915
279,500	Tullett Prebon plc (Financials, Capital Markets)	1,744,850

148 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
INTERNATIONAL VALUE PORTFOLIO

Shares	Security Name	Value
United Kingdom (continued)
1,698,900	Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	$4,192,686
223,600	WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)	1,591,879

		61,199,346

Total Common Stocks (Cost $327,005,081)		291,440,178

		Yield
Short-Term Investments: 1.87%

Investment Companies: 1.87%
4,018,760	Wells Fargo Advantage Money Market Trust(l)(u)	0.25%	4,018,760
1,568,400	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.28	1,568,400

			5,587,160

Total Short-Term Investments (Cost $5,587,160)			5,587,160

Total Investments in Securities (Cost $332,592,241)*	99.74%	297,027,338
Other Assets and Liabilities, Net	0.26	766,228

Total Net Assets	100.00%	$297,793,566

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $333,506,868 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,381,105
Gross unrealized depreciation	(56,860,635)

Net unrealized depreciation	$(36,479,530)
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 149
LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.51%

Consumer Discretionary: 16.56%

Auto Components: 1.08%
6,855	Johnson Controls Incorporated	$209,078

Automobiles: 1.17%
18,429	Ford Motor Company«†	225,571

Hotels, Restaurants & Leisure: 2.17%
2,869	McDonald’s Corporation	213,769
8,082	Starbucks Corporation«	206,738

		420,507

Household Durables: 0.95%
8,103	Leggett & Platt Incorporated	184,424

Internet & Catalog Retail: 1.45%
1,791	Amazon.com Incorporated«†	281,294

Leisure Equipment & Products: 1.23%
10,156	Mattel Incorporated	238,260

Media: 3.47%
10,091	Comcast Corporation Class A	182,445
6,105	DIRECTV Group Incorporated«†	254,151
5,952	Omnicom Group Incorporated	234,985

		671,581

Multiline Retail: 1.30%
6,750	Nordstrom Incorporated«	251,100

Specialty Retail: 2.55%
5,794	Bed Bath & Beyond Incorporated†	251,518
7,641	Home Depot Incorporated«	242,067

		493,585

Textiles, Apparel & Luxury Goods: 1.19%
5,336	Coach Incorporated	229,235

Consumer Staples: 10.84%

Food & Staples Retailing: 3.87%
4,704	Costco Wholesale Corporation«	303,361
4,458	Wal-Mart Stores Incorporated	238,592
5,564	Whole Foods Market Incorporated«†	206,480

		748,433

Food Products: 1.99%
3,905	H.J. Heinz Company«	184,980
4,217	The Hershey Company«	200,687

		385,667

Household Products: 3.49%
2,950	Colgate-Palmolive Company	226,737
3,452	Kimberly-Clark Corporation«	224,553
3,755	Procter & Gamble Company	225,187

		676,477

150 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value
Tobacco: 1.49%
5,143	Philip Morris International	$288,111

Energy: 7.27%

Energy Equipment & Services: 1.14%
4,952	National Oilwell Varco Incorporated	220,215

Oil, Gas & Consumable Fuels: 6.13%
2,936	Chevron Corporation	237,963
7,120	EQT Corporation	256,747
3,590	Exxon Mobil Corporation	221,826
2,754	Occidental Petroleum Corporation	215,638
5,196	Peabody Energy Corporation«	254,653

		1,186,827

Financials: 5.60%

Capital Markets: 2.13%
1,272	Goldman Sachs Group Incorporated	183,906
6,481	Lazard Limited	227,353

		411,259

Consumer Finance: 1.26%
5,821	American Express Company	244,657

Insurance: 2.21%
4,350	AFLAC Incorporated	224,939
5,280	MetLife Incorporated	203,016

		427,955

Health Care: 9.19%

Health Care Equipment & Supplies: 0.76%
2,584	Hospira Incorporated†	147,314

Health Care Providers & Services: 2.25%
7,120	Cardinal Health Incorporated«	235,245
3,264	McKesson Corporation	201,650

		436,895

Life Sciences Tools & Services: 2.30%
3,976	Thermo Fisher Scientific Incorporated†	190,371
4,210	Varian Medical Systems Incorporated«†	254,705

		445,076

Pharmaceuticals: 3.88%
5,645	Abbott Laboratories	294,895
3,500	Allergan Incorporated	232,855
6,100	Eli Lilly & Company«	222,833

		750,583

Industrials: 12.94%

Aerospace & Defense: 2.42%
3,642	Boeing Company	242,339
3,053	Goodrich Corporation	225,098

		467,437

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 151
LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value
Air Freight & Logistics: 1.33%
3,868	United Parcel Service Incorporated Class B	$257,957

Electrical Equipment: 2.28%
3,965	Cooper Industries plc	194,007
4,691	Emerson Electric Company«	247,028

		441,035

Industrial Conglomerates: 2.39%
2,861	3M Company«	248,077
5,856	Tyco International Limited	215,091

		463,168

Machinery: 2.30%
4,421	Dover Corporation	230,820
3,056	Joy Global Incorporated«	214,898

		445,718

Road & Rail: 0.97%
3,153	Norfolk Southern Corporation	187,635

Trading Companies & Distributors: 1.25%
2,036	W.W. Grainger Incorporated«	242,508

Information Technology: 27.76%

Communications Equipment: 3.36%
18,377	Cisco Systems Incorporated†	402,456
5,500	QUALCOMM Incorporated«	248,160

		650,616

Computers & Peripherals: 7.43%
2,938	Apple Incorporated†	833,658
16,762	EMC Corporation«†	340,436
5,292	NetApp Incorporated«†	263,489

		1,437,583

Electronic Equipment & Instruments: 1.41%
8,202	Agilent Technologies Incorporated†	273,701

Internet Software & Services: 3.30%
8,908	eBay Incorporated†	217,355
800	Google Incorporated Class A†	420,632

		637,987

IT Services: 1.59%
2,297	International Business Machines Corporation«	308,120

Office Electronics: 1.43%
26,663	Xerox Corporation«	275,962

Semiconductors & Semiconductor Equipment: 4.09%
7,635	Broadcom Corporation Class A«	270,203
13,420	Intel Corporation	258,067
7,505	KLA-Tencor Corporation	264,401

		792,671

152 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value
Software: 5.15%
20,701	Activision Blizzard Incorporated«	$223,985
17,133	Microsoft Corporation	419,587
13,167	Oracle Corporation	353,534

		997,106

Materials: 5.99%

Chemicals: 2.43%
5,300	E.I. du Pont de Nemours & Company	236,486
3,210	PPG Industries Incorporated	233,688

		470,174

Metals & Mining: 2.35%
3,590	Cliffs Natural Resources Incorporated	229,473
3,596	Newmont Mining Corporation	225,865

		455,338

Paper & Forest Products: 1.21%
10,750	International Paper Company	233,813

Telecommunication Services: 1.36%

Wireless Telecommunication Services: 1.36%
5,124	American Tower Corporation Class A«†	262,656

Total Common Stocks (Cost $16,406, 985)		18,875,289

Short-Term Investments: 32.94%

Principal		Interest Rate	Maturity Date
Corporate Bonds & Notes: 1.47%
$251,137	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	101,635
322,930	VFNC Corporation††±(a)(i)(v)	0.26	09/29/2011	184,070

				285,705

Shares		Yield
Investment Companies: 31.47%
341,775	Wells Fargo Advantage Money Market Trust(l)(u)	0.25	341,775
5,750,010	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.28	5,750,010
			6,091,785

Total Short-Term Investments (Cost $6,295,197)			6,377,490

Total Investments in Securities (Cost $22,702,182)*	130.45%	25,252,779

Other Assets and Liabilities, Net	(30.45)	(5,894,942)

Total Net Assets	100.00%	$19,357,837

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 153
LARGE CAP APPRECIATION PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $23,149,816 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,811,514
Gross unrealized depreciation	(708,551)
Net unrealized appreciation	$2,102,963
The accompanying notes are an integral part of these financial statements.

154 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
LARGE COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.00%

Consumer Discretionary: 12.02%

Internet & Catalog Retail: 5.57%
47,970	Amazon.com Incorporated«†	$7,534,168

Multiline Retail: 4.43%
112,342	Target Corporation«	6,003,556

Specialty Retail: 2.02%
122,388	Lowe’s Companies Incorporated	2,728,029

Consumer Staples: 4.66%

Food & Staples Retailing: 4.66%
46,300	Costco Wholesale Corporation«	2,985,887
62,176	Wal-Mart Stores Incorporated	3,327,660

		6,313,547

Energy: 1.95%

Energy Equipment & Services: 1.95%
42,840	Schlumberger Limited	2,639,372

Financials: 17.55%

Capital Markets: 16.39%
356,514	Charles Schwab Corporation	4,955,545
40,394	Franklin Resources Incorporated	4,318,119
63,727	Goldman Sachs Group Incorporated	9,213,650
73,987	T. Rowe Price Group Incorporated	3,704,159

		22,191,473

Diversified Financial Services: 1.16%
5,998	CME Group Incorporated	1,562,179

Health Care: 2.15%

Biotechnology: 1.12%
17,220	Amgen Incorporated†	948,994
7,939	Genzyme Corporation†	562,002

		1,510,996

Health Care Equipment & Supplies: 1.03%
41,567	Medtronic Incorporated	1,395,820

Industrials: 12.82%

Air Freight & Logistics: 9.15%
87,166	C.H. Robinson Worldwide Incorporated«	6,094,647
135,894	Expeditors International of Washington Incorporated«	6,282,380

		12,377,027

Trading Companies & Distributors: 3.67%
93,458	Fastenal Company«	4,971,031

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 155
LARGE COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Information Technology: 45.85%

Communications Equipment: 10.00%
338,105	Cisco Systems Incorporated†	$7,404,500
135,854	QUALCOMM Incorporated	6,129,732

		13,534,232

Computers & Peripherals: 11.69%
39,023	Apple Incorporated†	11,072,776
234,100	EMC Corporation«†	4,754,571

		15,827,347

Internet Software & Services: 7.05%
59,707	eBay Incorporated†	1,456,851
15,384	Google Incorporated Class A†	8,088,753

		9,545,604

IT Services: 5.96%
34,937	Automatic Data Processing Incorporated«	1,468,402
133,485	Paychex Incorporated	3,669,503
39,426	Visa Incorporated Class A«	2,927,775

		8,065,680

Semiconductors & Semiconductor Equipment: 4.85%
219,301	Intel Corporation«	4,217,158
76,309	Linear Technology Corporation	2,344,976

		6,562,134

Software: 6.30%
26,580	FactSet Research Systems Incorporated«	2,156,435
260,374	Microsoft Corporation	6,376,559

		8,532,994

Total Common Stocks (Cost $110,870,685)		131,295,189

Principal		Interest Rate	Maturity Date
Short-Term Investments: 29.61%

Corporate Bonds & Notes: 0.96%
$1,144,578	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	463,211
1,471,781	VFNC Corporation(v)††±(a)(i)	0.26	09/29/2011	838,915

				1,302,126

Shares		Yield
Investment Companies: 28.65%
489,503	Wells Fargo Advantage Money Market Trust(l)(u)	0.25	489,503
38,294,994	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.28	38,294,994

			38,784,497

Total Short-Term Investments (Cost $39,711,565)			40,086,623

Total Investments in Securities (Cost $150,582,250)*	126.61%	171,381,812
Other Assets and Liabilities, Net	(26.61)	(36,017,356)

Total Net Assets	100.00%	$135,364,456

156 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
LARGE COMPANY GROWTH PORTFOLIO

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $172,109,880 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,721,713
Gross unrealized depreciation	(27,449,781)
Net unrealized depreciation	$(728,068)
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 157
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.35%

Consumer Discretionary: 15.54%

Auto Components: 0.26%
2,849	Drew Industries Incorporated†	$59,430
4,893	Spartan Motors Incorporated	22,704
2,919	Standard Motor Products Incorporated	30,737
3,458	Superior Industries International Incorporated	59,754

		172,625

Automobiles: 0.07%
4,333	Winnebago Industries Incorporated†«	45,150

Distributors: 0.03%
2,760	Audiovox Corporation Class A†	18,878

Diversified Consumer Services: 1.30%
2,750	American Public Education Incorporated†	90,365
2,492	Capella Education Company†«	193,429
4,870	Coinstar Incorporated†«	209,361
9,270	Hillenbrand Incorporated	199,398
1,477	Pre-Paid Legal Services Incorporated†	92,298
3,100	Universal Technical Institute Incorporated	60,605

		845,456

Hotels, Restaurants & Leisure: 3.03%
213	Biglari Holdings Incorporated†	70,002
3,346	BJ’s Restaurants Incorporated†«	94,223
2,707	Buffalo Wild Wings Incorporated†	129,638
3,658	California Pizza Kitchen Incorporated†	62,405
3,205	CEC Entertainment Incorporated†	110,028
3,507	Cracker Barrel Old Country Store Incorporated«	178,015
2,295	DineEquity Incorporated†	103,229
6,018	Interval Leisure Group Incorporated†	81,062
8,201	Jack In The Box Incorporated†	175,829
1,063	Landry’s Restaurants Incorporated†	26,033
3,219	Marcus Corporation	38,145
1,680	Monarch Casino & Resort Incorporated†	18,833
4,104	Multimedia Games Incorporated†	15,185
2,807	O’Charleys Incorporated†	20,182
3,440	P.F. Chang’s China Bistro Incorporated	158,928
3,052	Papa Johns International Incorporated†	80,512
1,913	Peet’s Coffee & Tea Incorporated†«	65,482
9,089	Pinnacle Entertainment Incorporated†	101,342
2,325	Red Robin Gourmet Burgers Incorporated†	45,593
9,644	Ruby Tuesday Incorporated†«	114,474
4,606	Ruth’s Chris Steak House Incorporated†	18,470
7,983	Shuffle Master Incorporated†	67,137
9,174	Sonic Corporation†	74,126
8,635	Texas Roadhouse Incorporated†	121,408

		1,970,281

Household Durables: 0.99%
808	Blyth Incorporated	33,322
4,278	Ethan Allen Interiors Incorporated	74,694
4,566	Helen of Troy Limited†	115,474
3,207	Kid Brands Incorporated†	27,580

158 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Household Durables (continued)
7,715	La-Z-Boy Incorporated†	$65,115
2,757	M/I Homes Incorporated†	28,590
4,775	Meritage Corporation†	93,686
776	National Presto Industries Incorporated	82,621
1,024	Skyline Corporation	20,746
14,754	Standard-Pacific Corporation†«	58,573
2,004	Universal Electronics Incorporated†	41,783

		642,184

Internet & Catalog Retail: 0.62%
2,131	Blue Nile Incorporated†«	94,808
5,738	HSN Incorporated†	171,566
4,003	Nutri System Incorporated	77,018
3,411	PetMed Express Incorporated«	59,693

		403,085

Leisure Equipment & Products: 1.45%
1,816	Arctic Cat Incorporated†	18,614
13,192	Brunswick Corporation«	200,782
9,586	Callaway Golf Company«	67,102
4,154	Jakks Pacific Incorporated†«	73,277
3,066	Nautilus Group Incorporated†	4,078
4,949	Polaris Industries Incorporated	322,180
7,379	Pool Corporation«	148,097
3,219	RC2 Corporation†	67,438
2,863	Sturm, Ruger & Company Incorporated	39,051

		940,619

Media: 0.56%
3,994	Arbitron Incorporated«	111,712
4,535	EW Scripps Company†	35,736
22,206	Live Nation Incorporated†	219,395

		366,843

Multiline Retail: 0.14%
5,837	Fred’s Incorporated	68,877
5,443	Tuesday Morning Corporation†	25,963

		94,840

Specialty Retail: 4.17%
3,247	Big 5 Sporting Goods Corporation	43,575
6,528	Brown Shoe Company Incorporated	74,876
5,959	Cabela’s Incorporated†«	113,102
4,054	Children’s Place Retail Stores Incorporated†	197,714
5,333	Christopher & Banks Corporation	42,184
8,098	Finish Line Incorporated Class A	112,643
3,579	Genesco Incorporated†	106,941
3,548	Group 1 Automotive Incorporated†«	106,014
4,070	Gymboree Corporation†«	169,068
2,763	Haverty Furniture Companies Incorporated	30,144
4,237	Hibbett Sports Incorporated†	105,713
6,635	Hot Topic Incorporated	39,744
4,022	Jo Ann Stores Incorporated†	179,180
4,097	JOS. A. Bank Clothiers Incorporated†	174,573
2,338	Kirkland’s Incorporated†	32,405

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 159
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Specialty Retail (continued)
3,227	Lithia Motors Incorporated Class A«	$30,947
3,469	Lumber Liquidators Holdings Incorporated†«	85,233
3,295	MarineMax Incorporated†	23,197
7,842	Men’s Wearhouse Incorporated	186,561
2,117	Midas Incorporated†	16,110
2,986	Monro Muffler Brake Incorporated	137,684
12,654	OfficeMax Incorporated†	165,641
7,812	Pep Boys-Manny, Moe & Jack	82,651
5,253	Sonic Automotive Incorporated†«	51,637
5,610	Stage Stores Incorporated	72,930
4,010	Stein Mart Incorporated†	35,408
3,888	The Buckle Incorporated«	103,188
4,387	The Cato Corporation Class A	117,396
3,441	Zale Corporation†«	7,226
3,097	Zumiez Incorporated†	65,533

		2,709,218

Textiles, Apparel & Luxury Goods: 2.92%
8,848	Carter’s Incorporated†	232,968
12,895	Crocs Incorporated†«	167,764
5,756	Deckers Outdoor Corporation†	287,570
10,762	Iconix Brand Group Incorporated†	188,335
4,039	K-Swiss Incorporated†	51,497
14,065	Liz Claiborne Incorporated†«	85,515
3,435	Maidenform Brands Incorporated†	99,100
2,575	North American Watch Corporation†	28,016
2,070	Oxford Industries Incorporated	49,225
1,491	Perry Ellis International Incorporated†	32,578
19,279	Quiksilver Incorporated†«	75,381
5,026	Skechers U.S.A. Incorporated Class A†	118,061
3,419	Steven Madden Limited†	140,384
3,792	True Religion Apparel Incorporated†	80,921
2,543	Volcom Incorporated†«	48,622
7,262	Wolverine World Wide Incorporated	210,671

		1,896,608

Consumer Staples: 3.28%

Beverages: 0.14%
1,394	Boston Beer Company Incorporated†	93,217

Food & Staples Retailing: 1.07%
5,633	Casey’s General Stores Incorporated	235,178
3,836	Great Atlantic & Pacific Tea Company Incorporated†«	15,191
1,832	Nash Finch Company	77,933
3,368	Spartan Stores Incorporated	48,836
2,738	The Andersons Incorporated	103,770
6,448	United Natural Foods Incorporated†	213,687

		694,595

Food Products: 1.61%
1,987	Cal-Maine Foods Incorporated	57,583
1,789	Calavo Growers Incorporated«	38,786
12,274	Darling International Incorporated†	104,574
3,246	Diamond Foods Incorporated«	133,054
6,373	Hain Celestial Group Incorporated†	152,825

160 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Food Products (continued)
2,120	J & J Snack Foods Corporation	$88,892
4,830	Lance Incorporated	102,879
2,876	Sanderson Farms Incorporated	124,502
5,268	TreeHouse Foods Incorporated†«	242,855

		1,045,950

Household Products: 0.28%
8,414	Central Garden & Pet Company Class A†	87,169
2,478	WD-40 Company	94,214

		181,383

Personal Products: 0.09%
2,365	Mannatech Incorporated«	4,848
1,996	Medifast Incorporated†	54,151

		58,999

Tobacco: 0.09%
13,299	Alliance One International Incorporated†	55,191

Energy: 5.11%

Energy Equipment & Services: 3.10%
3,440	Basic Energy Services Incorporated†	29,309
5,384	Bristow Group Incorporated†«	194,255
2,820	Carbo Ceramics Incorporated	228,420
5,097	Dril-Quip Incorporated†	316,575
2,131	Gulf Island Fabrication Incorporated	38,784
3,463	Hornbeck Offshore†	67,494
22,676	ION Geophysical Corporation†«	116,555
4,459	Lufkin Industries Incorporated«	195,750
3,917	Matrix Service Company†	34,274
7,481	Oil States International Incorporated†	348,241
8,064	Pioneer Drilling Company†	51,448
3,158	Seacor Holdings Incorporated†	268,935
1,763	Seahawk Drilling Incorporated†	14,915
11,331	Tetra Technologies Incorporated†	115,576

		2,020,531

Oil, Gas & Consumable Fuels: 2.01%
6,574	Holly Corporation	189,003
6,776	Penn Virginia Corporation	108,687
2,865	Petroleum Development Corporation†	79,074
8,278	PetroQuest Energy Incorporated†	50,413
9,394	SM Energy Company	351,899
7,228	Stone Energy Corporation†	106,468
5,638	Swift Energy Company†	158,315
10,049	World Fuel Services Corporation	261,374

		1,305,233

Financials: 18.72%

Capital Markets: 0.91%
6,359	Investment Technology Group Incorporated†	90,425
5,505	Labranche & Company Incorporated†	21,470
6,325	optionsXpress Holdings Incorporated†	97,152
2,309	Piper Jaffray Companies Incorporated†	67,261

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 161
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Capital Markets (continued)
5,331	Stifel Financial Corporation†	$246,772
4,359	SWS Group Incorporated	31,254
6,027	TradeStation Group Incorporated†	39,658

		593,992

Commercial Banks: 5.88%
1,943	Bank of the Ozarks Incorporated	72,066
11,317	Boston Private Financial Holdings Incorporated«	74,013
2,320	City Holding Company	71,154
5,853	Columbia Banking System Incorporated	115,011
4,935	Community Bank System Incorporated	113,554
22,027	East West Bancorp Incorporated«	358,600
47,312	First BanCorp Puerto Rico†«	13,247
13,714	First Commonwealth Financial Corporation	74,741
8,642	First Financial Bancorp	144,149
3,103	First Financial Bankshare«	145,810
11,023	First Midwest Bancorp Incorporated	127,095
10,704	Glacier Bancorp Incorporated	156,278
4,391	Hancock Holding Company	132,037
22,506	Hanmi Financial Corporation†	28,808
3,258	Home Bancshares Incorporated	66,203
3,156	Independent Bank Corporation	71,073
5,650	Nara Bank National Association†	39,889
18,769	National Penn Bancshares Incorporated	117,306
5,133	NBT Bancorp Incorporated	113,285
12,975	Old National Bancorp	136,238
4,976	Pinnacle Financial Partners Incorporated†«	45,729
8,714	PrivateBancorp Incorporated	99,252
3,686	S&T Bancorp Incorporated	64,210
6,042	Signature Bank†	234,671
2,564	Simmons First National Corporation	72,484
3,995	Sterling Bancorporation	34,717
15,172	Sterling Bancshares Incorporated«	81,474
19,307	Susquehanna Bancshares Incorporated	162,951
1,225	Tompkins Trust Company Incorporated	48,584
4,458	UMB Financial Corporation	158,304
17,047	Umpqua Holdings Corporation	193,313
5,708	United Bankshares Incorporated«	142,072
14,040	United Community Banks Incorporated†«	31,450
14,384	Whitney Holding Corporation	117,517
2,896	Wilshire Bancorp Incorporated	18,940
4,631	Wintrust Financial Corporation	150,091

		3,826,316

Consumer Finance: 0.84%
4,374	Cash America International Incorporated	153,090
7,326	Ezcorp Incorporated†	146,813
4,506	First Cash Financial Services Incorporated†	125,042
1,311	Rewards Network Incorporated	18,813
2,331	World Acceptance Corporation†	102,937

		546,695

Diversified Financial Services: 0.42%
6,284	Interactive Brokers Group Incorporated†	108,148
2,539	Portfolio Recovery Associates Incorporated†	164,146

		272,294

162 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Insurance: 2.64%
1,165	American Physicians Capital Incorporated	$48,301
2,775	Amerisafe Incorporated†	52,115
8,077	Delphi Financial Group Incorporated Class A	201,844
3,505	eHealth Incorporated†	45,285
6,110	Employers Holdings Incorporated	96,355
5,864	Horace Mann Educators Corporation	104,262
1,883	Infinity Property & Casualty Corporation	91,834
6,347	National Financial Partners Corporation†«	80,416
3,169	Presidential Life Corporation	31,056
4,734	ProAssurance Corporation†	272,631
2,461	RLI Corporation	139,342
2,235	Safety Insurance Group Incorporated	93,915
7,951	Selective Insurance Group Incorporated	129,522
2,734	Stewart Information Services Corporation«	30,949
1,860	The Navigators Group Incorporated†	83,012
6,420	Tower Group Incorporated«	149,907
3,173	United Fire & Casualty Company	67,299

		1,718,045

Real Estate Investment Trusts: 7.51%
5,976	Acadia Realty Trust	113,544
19,139	BioMed Realty Trust Incorporated«	342,971
6,946	Cedar Shopping Centers Incorporated	42,232
10,604	Colonial Properties Trust	171,679
23,008	DiamondRock Hospitality†	218,346
4,014	EastGroup Properties Incorporated	150,043
6,921	Entertainment Properties Trust	298,849
13,017	Extra Space Storage Incorporated	208,793
10,319	Franklin Street Properties Corporation«	128,162
9,473	Healthcare Realty Trust Incorporated	221,573
5,581	Home Properties Incorporated«	295,235
11,083	Inland Real Estate Corporation	92,100
7,792	Kilroy Realty Corporation	258,227
9,410	Kite Realty Group Trust	41,780
10,388	LaSalle Hotel Properties	242,975
17,196	Lexington Corporate Properties Trust	123,123
3,840	LTC Properties Incorporated	97,997
16,563	Medical Properties Trust Incorporated	167,949
4,882	Mid-America Apartment Communities Incorporated	284,523
12,411	National Retail Properties Incorporated	311,640
3,263	Parkway Properties Incorporated	48,292
8,234	Pennsylvania Real Estate Investment Trust«	97,655
7,247	Post Properties Incorporated«	202,336
2,783	PS Business Parks Incorporated	157,434
4,107	Sovran Self Storage Incorporated«	155,655
6,025	Tanger Factory Outlet Centers Incorporated	284,019
1,824	Universal Health Realty Income Trust	62,764
3,441	Urstadt Biddle Properties Incorporated	62,213

		4,882,109

Real Estate Management & Development: 0.14%
5,421	Forestar Real Estate Group Incorporated†	92,428

Thrifts & Mortgage Finance: 0.38%
6,804	Bank Mutual Corporation	35,313
8,788	Brookline Bancorp Incorporated	87,704

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 163
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Thrifts & Mortgage Finance (continued)
4,113	Dime Community Bancshares	$56,965
11,461	Trustco Bank Corporation	63,723

		243,705

Health Care: 12.61%

Biotechnology: 1.39%
5,545	Arqule Incorporated†	28,557
8,780	Cubist Pharmaceuticals Incorporated†	205,364
2,889	Emergent BioSolutions Incorporated†	49,864
4,983	Martek Biosciences Corporation†	112,765
10,022	Regeneron Pharmaceutical Incorporated†	274,603
10,063	Savient Pharmaceuticals Incorporated†«	230,141

		901,294

Health Care Equipment & Supplies: 3.96%
3,322	Abaxis Incorporated†	76,738
10,090	Align Technology Incorporated†«	197,562
11,312	American Medical Systems Holdings Incorporated†	221,489
1,918	Analogic Corporation	86,080
1,881	Cantel Industries	30,472
4,286	CONMED Corporation†	96,049
6,932	Cooper Companies Incorporated	320,397
4,202	CryoLife Incorporated†	25,506
3,574	Cyberonics Incorporated†	95,354
3,460	Greatbatch Incorporated†	80,237
3,672	Haemonetics Corporation†	214,922
1,741	ICU Medical Incorporated†	64,922
3,116	Integra LifeSciences Holdings†	122,957
4,820	Invacare Corporation	127,778
1,324	Kensey Nash Corporation†«	38,250
6,048	Meridian Diagnostics Incorporated	132,330
4,200	Merit Medical Systems Incorporated†	66,738
4,295	Natus Medical Incorporated†	62,578
3,376	Neogen Corporation†	114,278
2,698	Osteotech Incorporated†	17,429
2,761	Palomar Medical Technologies Incorporated†	28,521
2,591	Surmodics Incorporated†	30,885
5,350	Symmetry Medical Incorporated†	51,574
4,953	West Pharmaceutical Services Incorporated	169,937
3,201	Zoll Medical Corporation†«	103,296

		2,576,279

Health Care Providers & Services: 4.81%
1,651	Air Methods Corporation†	68,649
1,225	Almost Family Incorporated†	36,297
4,290	Amedisys Incorporated†	102,102
7,594	AMERIGROUP Corporation†«	322,517
4,880	AMN Healthcare Services Incorporated†	25,083
4,602	AmSurg Corporation†	80,443
3,645	Bio-Reference Laboratories Incorporated†	76,035
5,802	Catalyst Health Solutions Incorporated†	204,288
7,328	Centene Corporation†	172,868
3,392	Chemed Corporation	193,242
989	CorVel Corporation†	41,983
4,627	Cross Country Healthcare Incorporated†	33,268

164 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Health Care Providers & Services (continued)
1,946	Ensign Group Incorporated	$34,931
2,617	Genoptix Incorporated†	37,161
4,437	Gentiva Health Services Incorporated†	96,948
4,813	Hanger Orthopedic Group Incorporated†	69,981
8,515	HealthSpring Incorporated†	220,028
5,095	Healthways Incorporated†	59,306
4,054	HMS Holdings Corporation†	238,943
2,419	IPC The Hospitalist Company†	66,087
1,399	Landauer Incorporated	87,619
2,784	LCA-Vision Incorporated†	15,507
2,333	LHC Group Incorporated†	54,102
4,968	Magellan Health Services Incorporated†	234,688
3,050	Medcath Corporation†	30,714
2,487	Molina Healthcare Incorporated†	67,124
1,836	MWI Veterinary Supply Incorporated†	105,974
4,561	Pharmerica Corporation†	43,466
8,403	PSS World Medical Incorporated†«	179,656
3,711	RehabCare Group Incorporated†	75,036
3,809	Res-Care Incorporated†	50,545

		3,124,591

Health Care Technology: 0.49%
1,631	Computer Programs & Systems Incorporated	69,432
4,865	Omnicell Incorporated†	63,634
2,840	Quality Systems Incorporated	188,320

		321,386

Life Sciences Tools & Services: 0.89%
10,533	Affymetrix Incorporated†	48,030
4,374	Cambrex Corporation†	18,590
2,598	Dionex Corporation†«	224,571
4,997	Enzo Biochem Incorporated†	18,989
6,399	eResearch Technology Incorporated†	47,865
2,218	Kendle International Incorporated†	20,672
8,705	PAREXEL International Corporation†	201,347

		580,064

Pharmaceuticals: 1.07%
1,515	Hi Tech Pharmacal Company Incorporated†«	30,664
5,235	Par Pharmaceutical Companies Incorporated†	152,234
8,606	Salix Pharmaceuticals Limited†	341,830
11,590	ViroPharma Incorporated†	172,807

		697,535

Industrials: 15.60%

Aerospace & Defense: 2.72%
5,877	AAR Corporation†	109,665
2,237	AeroVironment Incorporated†«	49,773
1,344	American Science & Engineering Incorporated	98,986
1,994	Applied Signal Technology Incorporated	49,611
3,776	Ceradyne Incorporated†	88,170
2,348	Cubic Corporation	95,798
6,858	Curtiss-Wright Corporation	207,797
4,477	Esterline Technologies Corporation†	256,219
8,722	GenCorp Incorporated†	42,912

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 165
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Aerospace & Defense (continued)
6,755	MOOG Incorporated Class A†	$239,870
8,600	Orbital Sciences Corporation†«	131,580
5,397	Teledyne Technologies Incorporated†	214,909
2,448	Triumph Group Incorporated	182,596

		1,767,886

Air Freight & Logistics: 0.42%
4,318	Forward Air Corporation	112,268
5,609	Hub Group Incorporated Class A†	164,119

		276,387

Airlines: 0.33%
2,315	Allegiant Travel Company	97,971
8,356	SkyWest Incorporated	116,650

		214,621

Building Products: 1.16%
1,774	Aaon Incorporated	41,724
3,316	AO Smith Corporation	191,963
4,176	Apogee Enterprises Incorporated	38,210
4,509	Gibraltar Industries Incorporated†	40,491
6,884	Griffon Corporation†	83,916
2,504	NCI Building Systems Incorporated†	23,863
5,598	Quanex Building Products Corporation	96,677
5,885	Simpson Manufacturing Company Incorporated	151,715
2,877	Universal Forest Products	84,152

		752,711

Commercial Services & Supplies: 3.35%
6,995	ABM Industries Incorporated«	151,022
3,351	Administaff Incorporated	90,242
3,000	ATC Technology Corporation†	74,220
5,969	Bowne & Company Incorporated	67,629
1,926	CDI Corporation	24,884
1,512	Consolidated Graphics Incorporated†	62,672
4,539	Dolan Media Company†	51,608
2,065	Exponent Incorporated†	69,363
2,766	G&K Services Incorporated Class A	63,231
9,601	GEO Group Incorporated†	224,183
6,523	Healthcare Services Group	148,659
2,608	Heidrick & Struggles International Incorporated	50,804
9,469	Interface Incorporated	134,744
4,205	Kelly Services Incorporated Class A†	49,325
5,415	Mobile Mini Incorporated†«	83,066
5,428	On Assignment Incorporated†	28,497
2,387	School Specialty Incorporated†	31,055
7,839	SFN Group Incorporated†	47,112
1,894	Standard Register Company	5,530
6,138	Sykes Enterprises Incorporated†	83,354
9,191	Tetra Tech Incorporated†	192,735
6,556	TrueBlue Incorporated†	89,489
2,183	UniFirst Corporation	96,379
3,478	United Stationers Incorporated†	186,108
3,058	Viad Corporation	59,142
1,768	Volt Information Science Incorporated†	12,730

		2,177,783

166 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Construction & Engineering: 0.85%
5,646	Comfort Systems USA Incorporated	$60,582
5,701	Dycom Industries Incorporated†	56,953
9,875	Emcor Group Incorporated†	242,826
5,840	Insituform Technologies Incorporated Class A†	141,211
4,004	Orion Marine Group Incorporated†	49,690

		551,262

Electrical Equipment: 1.19%
1,849	AZZ Incorporated	79,211
6,968	Belden CDT Incorporated	183,816
7,830	Brady Corporation Class A	228,401
2,829	Encore Wire Corporation	58,023
3,773	II-VI Incorporated†	140,846
1,320	Powell Industries Incorporated†	41,078
2,916	Vicor Corporation	42,603

		773,978

Industrial Conglomerates: 0.17%
1,856	Standex International Corporation	44,897
3,411	Tredegar Corporation	64,741

		109,638

Machinery: 3.79%
10,112	Actuant Corporation Class A	232,172
4,120	Albany International Corporation Class A	77,950
2,963	Astec Industries Incorporated†	84,534
2,235	Badger Meter Incorporated«	90,473
6,784	Barnes Group Incorporated	119,331
7,492	Briggs & Stratton Corporation«	142,423
1,370	Cascade Corporation	43,566
2,544	Circor International Incorporated	80,390
7,537	Clarcor Incorporated	291,154
3,060	Enpro Industries Incorporated†«	95,717
3,941	ESCO Technologies Incorporated	131,078
9,263	Federal Signal Corporation	49,928
4,190	John Bean Technologies Corporation	67,501
4,979	Kaydon Corporation	172,273
1,858	Lindsay Manufacturing Company	80,489
2,542	Lydall Incorporated	18,709
5,622	Mueller Industries Incorporated	148,927
4,904	Robbins & Myers Incorporated	131,329
4,660	Toro Company«	262,032
4,337	Watts Water Technologies Incorporated	147,675

		2,467,651

Road & Rail: 0.83%
3,768	Arkansas Best Corporation	91,299
7,559	Heartland Express Incorporated	112,402
9,206	Knight Transportation Incorporated	177,952
6,243	Old Dominion Freight Line Incorporated†	158,697

		540,350

Trading Companies & Distributors: 0.79%
5,614	Applied Industrial Technologies Incorporated	171,788
3,862	Kaman Corporation Class A	101,223

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 167
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Trading Companies & Distributors (continued)
596	Lawson Products Incorporated	$9,101
4,147	Watsco Incorporated«	230,905

		513,017

Information Technology: 17.95%

Communications Equipment: 2.20%
18,631	Arris Group Incorporated†	182,025
1,742	Bel Fuse Incorporated Class B	36,268
2,620	Black Box Corporation	83,997
6,359	Blue Coat Systems Incorporated†	152,998
4,214	Comtech Telecommunications Corporation«	115,253
3,641	DG FastChannel Incorporated†	79,192
3,720	Digi International Incorporated†	35,303
2,277	EMS Technologies Incorporated†	42,421
14,520	Harmonic Incorporated†	99,898
5,272	NETGEAR Incorporated†	142,397
4,466	Network Equipment Technology Incorporated†	15,408
2,804	PCTEL Incorporated†	17,217
6,530	Symmetricom Incorporated†	37,352
10,190	Tekelec†	132,062
1,551	Tollgrade Communications Incorporated†	11,369
6,035	Viasat Incorporated†	248,099

		1,431,259

Computers & Peripherals: 0.80%
4,310	Avid Technology Incorporated†	56,504
3,457	Compellent Technologies Incorporated†	62,848
3,477	Hutchinson Technology Incorporated†	12,065
7,365	Intermec Incorporated†	90,295
3,338	Intevac Incorporated†	33,413
4,705	Novatel Wireless Incorporated†«	37,075
3,060	Stratasys Incorporated†	84,823
5,130	Synaptics Incorporated†«	144,358

		521,381

Electronic Equipment & Instruments: 3.76%
2,911	Agilysys Incorporated	18,922
4,174	Anixter International Incorporated«	225,354
9,263	Benchmark Electronics Incorporated†	151,913
10,407	Brightpoint Incorporated†	72,745
5,880	Checkpoint Systems Incorporated†	119,658
8,199	Cogent Incorporated†	87,237
5,907	Cognex Corporation	158,426
5,088	CTS Corporation	48,947
5,221	Daktronics Incorporated	51,270
2,550	DTS Incorporated†	97,334
3,539	Electro Scientific Industries Incorporated†	39,318
2,405	FARO Technologies Incorporated†	52,453
3,740	Gerber Scientific Incorporated†	23,076
6,886	Insight Enterprises Incorporated†	107,697
1,949	Keithley Instruments Incorporated	41,923
3,287	Littelfuse Incorporated†«	143,642
2,750	LoJack Corporation†	10,505

168 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Electronic Equipment & Instruments (continued)
3,540	Mercury Computer Systems Incorporated†	$42,586
5,478	Methode Electronics Incorporated	49,740
2,415	MTS Systems Corporation	74,865
5,465	Newport Corporation†	61,973
2,739	OSI Systems Incorporated†	99,480
3,071	Park Electrochemical Corporation	80,890
6,013	Plexus Corporation†	176,482
3,598	Radisys Corporation†	33,893
2,354	Rogers Corporation†	74,104
3,976	ScanSource Incorporated†	110,294
3,497	Synnex Corporation†	98,406
6,174	Technitrol Incorporated«	27,227
6,435	TTM Technologies Incorporated†	62,999

		2,443,359

Internet Software & Services: 0.95%
3,753	Comscore Incorporated†	88,271
6,007	DealerTrack Holdings Incorporated†	102,600
5,362	Infospace Incorporated†	46,435
6,784	j2 Global Communications Incorporated†	161,391
2,556	Liquidity Services Incorporated†	40,902
4,475	Perficient Incorporated†	40,902
1,763	Stamps.com Incorporated†	22,919
4,510	The Knot Incorporated†	41,176
13,001	United Online Incorporated	74,366

		618,962

IT Services: 1.48%
4,511	CACI International Incorporated Class A†	204,168
10,336	Ciber Incorporated†	31,111
5,070	CSG Systems International Incorporated†«	92,426
2,182	Forrester Research Incorporated†	72,181
5,669	Heartland Payment Systems Incorporated«	86,282
2,615	Integral Systems Incorporated MD†	19,299
2,578	Maxmus Incorporated	158,753
1,177	NCI Incorporated†	22,269
1,772	StarTek Incorporated†	7,407
4,389	TeleTech Holdings Incorporated†	65,133
5,695	Wright Express Corporation†	203,368

		962,397

Semiconductors & Semiconductor Equipment: 4.95%
3,907	Actel Corporation†	62,317
5,729	Advanced Energy Industries Incorporated†	74,821
4,691	ATMI Incorporated†	69,708
9,739	Brooks Automation Incorporated†	65,349
3,469	Cabot Microelectronics Corporation†	111,632
3,528	Cohu Incorporated	44,418
4,397	Cymer Incorporated†	163,041
23,837	Cypress Semiconductor Corporation†	299,869
5,346	Diodes Incorporated†	91,363
3,475	DSP Group Incorporated†	24,325
6,580	Exar Corporation†	39,414
5,678	FEI Company†	111,118
3,632	Hittite Microwave Corporation†	173,065

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 169
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Semiconductors & Semiconductor Equipment (continued)
9,922	Kopin Corporation†	$35,223
10,483	Kulicke & Soffa Industries Incorporated†	64,890
7,515	Micrel Incorporated	74,098
12,366	Microsemi Corporation†	212,077
7,468	MKS Instruments Incorporated†	134,275
5,444	Monolithic Power Systems†	88,901
3,713	Pericom Semiconductor†	32,266
4,664	Rudolph Technologies Incorporated†	38,758
4,101	Sigma Designs Incorporated†	47,120
3,362	Standard Microsystems Corporation†	76,687
1,934	Supertex Incorporated†	42,780
7,478	Tessera Technologies Incorporated†	138,343
23,164	TriQuint Semiconductor Incorporated†	222,374
3,598	Ultratech Incorporated†	61,526
11,136	Varian Semiconductor Equipment Associates Incorporated†	320,494
6,084	Veeco Instruments Incorporated†«	212,149
4,000	Volterra Semiconductor Corporation†	86,080

		3,218,481

Software: 3.81%
6,520	Blackbaud Incorporated	156,741
6,428	CommVault Systems Incorporated†	167,321
6,723	Concur Technologies Incorporated†«	332,385
5,153	Ebix Incorporated†«	120,838
6,879	Epicor Software Corporation†	59,847
5,056	EPIQ Systems Incorporated	61,987
1,954	Interactive Intelligence Incorporated†	34,390
6,222	JDA Software Group Incorporated†	157,790
3,285	Manhattan Associates Incorporated†	96,415
1,308	MicroStrategy Incorporated Class A†	113,286
5,177	Netscout Systems Incorporated†	106,180
5,227	Phoenix Technologies Limited†	20,385
6,445	Progress Software Corporation†	213,330
4,799	Radiant Systems Incorporated†	82,063
4,488	Smith Micro Software Incorporated†	44,611
4,582	Sonic Solutions†«	52,143
4,128	Sourcefire Incorporated†	119,052
12,649	Take-Two Interactive Software Incorporated†«	128,261
5,956	Taleo Corporation Class A†	172,664
10,086	THQ Incorporated†	40,546
4,024	Tyler Technologies Incorporated†	81,124
6,321	Websense Incorporated†	112,135

		2,473,494

Materials: 4.11%

Chemicals: 1.81%
4,686	A. Schulman Incorporated	94,423
3,178	American Vanguard Corporation	19,640
3,739	Arch Chemicals Incorporated	131,202
4,215	Balchem Corporation	130,075
8,360	Calgon Carbon Corporation†	121,220
7,288	HB Fuller Company	144,813
2,417	LSB Industries Incorporated†	44,884
4,594	OM Group Incorporated†	138,371

170 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Chemicals (continued)
1,691	Penford Corporation†	$7,796
13,855	PolyOne Corporation†	167,507
1,675	Quaker Chemical Corporation	54,538
1,151	Stepan Company	68,036
3,233	Zep Incorporated	56,384

		1,178,889

Construction Materials: 0.49%
6,573	Eagle Materials Incorporated	155,780
8,996	Headwaters Incorporated†	32,386
4,137	Texas Industries Incorporated«	130,398

		318,564

Containers & Packaging: 0.07%
5,256	Myers Industries Incorporated	45,149

Metals & Mining: 0.91%
2,494	A.M. Castle & Company†	33,046
3,743	AMCOL International Corporation«	98,029
3,029	Brush Engineered Materials Incorporated†	86,145
8,420	Century Aluminum Company†	110,891
2,201	Kaiser Aluminum Corporation	94,181
1,362	Olympic Steel Incorporated	31,312
4,477	RTI International Metals Incorporated†	137,086

		590,690

Paper & Forest Products: 0.83%
5,857	Buckeye Technologies Incorporated	86,156
1,708	Clearwater Paper Corporation†	129,945
1,600	Deltic Timber Corporation	71,680
2,197	Neenah Paper Incorporated	33,394
2,733	Schweitzer Manduit International Incorporated	159,361
7,297	Wausau Paper Corporation†	60,492

		541,028

Telecommunication Services: 0.48%

Diversified Telecommunication Services: 0.28%
4,587	Cbeyond Incorporated†«	58,851
6,733	General Communication Incorporated Class A†	67,128
4,918	Neutral Tandem Incorporation†«	58,770

		184,749

Wireless Telecommunication Services: 0.20%
4,407	NTELOS Holdings Corporation	74,566
3,284	USA Mobility Incorporated	52,643

		127,209

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 171
SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value
Utilities: 3.95%

Electric Utilities: 1.14%
4,620	ALLETE Incorporated	$168,307
1,862	Central Vermont Public Service	37,557
6,478	El Paso Electric Company†	154,047
7,111	UIL Holdings Corporation	200,246
5,408	UniSource Energy Corporation	180,789

		740,946

Gas Utilities: 2.00%
3,318	Laclede Group Incorporated	114,206
6,133	New Jersey Resources	240,536
3,955	Northwest Natural Gas Company	187,665
10,734	Piedmont Natural Gas Company«	311,286
4,446	South Jersey Industries Incorporated	219,944
6,764	Southwest Gas Corporation	227,203

		1,300,840

Multi-Utilities: 0.66%
8,240	Avista Corporation	172,051
2,355	CH Energy Group Incorporated	103,993
5,385	Northwestern Corporation	153,473

		429,517

Water Utilities: 0.15%
2,767	American States Water Company	99,003

Total Common Stocks (Cost $60,390,456)		63,308,820

Principal		Interest Rate	Maturity Date
Short-Term Investments: 15.51%

Corporate Bonds & Notes: 2.86%
$1,631,667	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	660,335
2,098,115	VFNC Corporation(v)±(a)(i)††	0.26	09/29/2011	1,195,926

				1,856,261

Shares		Yield
Investment Companies: 12.65%
479,420	Wells Fargo Advantage Money Market Trust(u)(l)	0.25		479,420
7,747,884	Wells Fargo Securities Lending Cash Investments LLC(v)(u)(l)	0.28		7,747,884

				8,227,304

Total Short-Term Investments (Cost $9,548,897)				10,083,565

172 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
SMALL CAP INDEX PORTFOLIO

Principal	Security Name		Interest Rate	Maturity Date	Value
US Treasury Securities: 0.34%

US Treasury Bills: 0.34%
$220,000	US Treasury Bill#^		0.18%	11/04/2010	$219,965

Total US Treasury Securities (Cost $219,965)					219,965

Total Investments in Securities (Cost $70,159,318)*		113.20%			73,612,350

Other Assets and Liabilities, Net		(13.20)			(8,582,157)

Total Net Assets		100.00%			$65,030,193

(v)	Security represents investment of cash collateral received from securities on loan.

†	Non-income earning securities.

«	All or a portion of this security is on loan.

±	Variable rate investments.

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day annualized yield at period end. (l) Investment in an affiliate.

(l)	Investment in an affiliate.

#	Security pledged as collateral for futures transactions.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $80,734,554 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,895,169
Gross unrealized depreciation	(17,017,373)

Net unrealized depreciation	$(7,122,204)
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 173
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Common Stocks: 93.30%

Consumer Discretionary: 16.33%

Auto Components: 1.72%
165,540	Gentex Corporation	$3,229,685
152,900	Modine Manufacturing Company†	1,983,113

		5,212,798

Diversified Consumer Services: 0.44%
64,140	Education Management Corporation«†	941,575
57,290	National American University	384,989

		1,326,564

Hotels, Restaurants & Leisure: 1.22%
32,620	Buffalo Wild Wings Incorporated†	1,562,172
56,260	WMS Industries Incorporated†	2,141,818

		3,703,990

Household Durables: 1.01%
62,410	Jarden Corporation	1,942,823
84,660	Libbey Incorporated†	1,114,972

		3,057,795

Internet & Catalog Retail: 0.95%
110,700	Shutterfly Incorporated†	2,877,093

Media: 0.93%
101,520	Arbitron Incorporated«	2,839,514

Multiline Retail: 0.80%
128,120	99 Cents Only Stores«†	2,418,906

Specialty Retail: 7.18%
280,250	Chico’s FAS Incorporated	2,948,230
111,250	Dick’s Sporting Goods Incorporated«†	3,119,450
128,480	Dress Barn Incorporated«†	3,051,400
255,840	Finish Line Incorporated Class A	3,558,734
61,310	rue21 Incorporated«†	1,582,411
310,520	Sonic Automotive Incorporated«†	3,052,412
93,080	Talbots Incorporated«†	1,219,348
111,400	Ulta Salon Cosmetics & Fragrance Incorporated«†	3,252,880

		21,784,865

Textiles, Apparel & Luxury Goods: 2.08%
136,510	Hanesbrands Incorporated†	3,530,149
54,660	Warnaco Group Incorporated†	2,794,766

		6,324,915

Consumer Staples: 3.16%

Food & Staples Retailing: 1.10%
100,410	United Natural Foods Incorporated†	3,327,587

Food Products: 1.10%
81,540	Diamond Foods Incorporated«	3,342,325

Personal Products: 0.96%
145,380	Elizabeth Arden Incorporated†	2,906,146

174 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Energy: 5.60%

Energy Equipment & Services: 1.97%
95,110	Complete Production Services Incorporated†	$1,945,000
83,310	Matrix Service Company†	728,963
123,550	Superior Energy Services Incorporated†	3,297,550

		5,971,513

Oil, Gas & Consumable Fuels: 3.63%
33,080	Concho Resources Incorporated†	2,188,904
222,180	Gulfport Energy Corporation†	3,074,971
123,200	Oasis Petroleum Incorporated†	2,386,384
143,020	Rosetta Resources Incorporated«†	3,359,540

		11,009,799

Financials: 6.89%

Capital Markets: 1.17%
123,950	Evercore Partners Incorporated Class A	3,546,210

Commercial Banks: 2.68%
78,040	FirstMerit Corporation	1,429,693
53,990	Signature Bank«†	2,096,972
57,150	SVB Financial Group†	2,418,588
67,870	Wintrust Financial Corporation	2,199,667

		8,144,920

Diversified Financial Services: 0.56%
93,950	Encore Capital Group Incorporated†	1,692,979

Insurance: 0.82%
94,200	Validus Holdings Limited	2,483,112

Real Estate Investment Trust: 0.70%
113,400	Chatham Lodging Trust	2,110,374

Real Estate Management & Development: 0.96%
93,730	Altisource Portfolio Solutions†	2,918,752

Health Care: 15.46%

Biotechnology: 3.08%
108,870	Alnylam Pharmaceuticals Incorporated«†	1,336,924
125,330	Amarin Corporation plc ADR«†	323,351
107,930	Crucell NV ADR†	3,589,752
137,140	ISIS Pharmaceuticals Incorporated«†	1,151,976
127,810	Seattle Genetics Incorporated«†	1,984,889
143,900	Vanda Pharmaceuticals Incorporated«†	961,252

		9,348,144

Health Care Equipment & Supplies: 6.99%
115,340	Alere Incorporated«†	3,567,466
160,190	American Medical Systems Holdings Incorporated«†	3,136,520
269,460	DexCom Incorporated«†	3,562,261
320,231	Endologix Incorporated«†	1,460,253
25,930	Gen-Probe Incorporated†	1,256,568

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 175
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Health Care Equipment & Supplies (continued)
10,480	Heartware International Incorporated†	$720,600
86,545	SonoSite Incorporated«†	2,900,123
299,540	Spectranetics Corporation†	1,623,507
92,540	Zoll Medical Corporation«†	2,986,266

		21,213,564

Health Care Providers & Services: 2.67%
214,470	Accretive Health Incorporated«†	2,322,710
39,458	Catalyst Health Solutions Incorporated†	1,389,316
149,500	Hanger Orthopedic Group Incorporated†	2,173,730
95,060	LHC Group Incorporated«†	2,204,441

		8,090,197

Health Care Technology: 1.19%
188,000	Medidata Solutions Incorporated†	3,609,600

Pharmaceuticals: 1.53%
219,025	Inspire Pharmaceuticals Incorporated†	1,303,199
225,830	Nektar Therapeutics«†	3,335,509

		4,638,708

Industrials: 16.20%

Aerospace & Defense: 0.59%
71,900	Applied Signal Technology Incorporated	1,788,872

Air Freight & Logistics: 1.04%
107,610	Hub Group Incorporated Class A†	3,148,669

Airlines: 0.68%
49,000	Allegiant Travel Company«	2,073,680

Building Products: 1.01%
73,620	Armstrong World Industries Incorporated†	3,055,966

Commercial Services & Supplies: 2.78%
69,281	Copart Incorporated†	2,284,195
113,890	Higher One«†	1,878,046
114,360	Korn/Ferry International†	1,891,514
396,210	SFN Group Incorporated†	2,381,222

		8,434,977

Construction & Engineering: 0.67%
164,090	Orion Marine Group Incorporated†	2,036,357

Electrical Equipment: 1.91%
58,250	Baldor Electric Company	2,353,300
174,060	Sensata Technologies Holdings NV†	3,439,426

		5,792,726

Machinery: 3.01%
214,970	Briggs & Stratton Corporation«	4,086,580
112,380	Columbus McKinnon Corporation†	1,864,384
393,310	Wabash National Corporation†	3,181,878

		9,132,842

176 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Marine: 0.38%
41,980	American Commercial Lines Incorporated«†	$1,170,402

Road & Rail: 3.44%
44,940	Con-way Incorporated	1,392,691
56,550	Genesee & Wyoming Incorporated†	2,453,705
175,670	Heartland Express Incorporated«	2,612,213
195,360	Hertz Global Holdings Incorporated«†	2,068,862
92,770	Werner Enterprises Incorporated«	1,900,857

		10,428,328

Trading Companies & Distributors: 0.69%
38,550	MSC Industrial Direct Company	2,083,242

Information Technology: 24.55%

Communications Equipment: 3.84%
104,410	Aruba Networks Incorporated«†	2,228,109
281,198	Infinera Corporation«†	3,281,581
65,470	Riverbed Technology Incorporated†	2,984,123
77,140	Viasat Incorporated«†	3,171,225

		11,665,038

Computers & Peripherals: 0.71%
80,300	Netezza Corporation†	2,164,085

Electronic Equipment & Instruments: 2.35%
122,760	OSI Systems Incorporated†	4,458,643
105,340	Rofin-Sinar Technologies Incorporated†	2,673,529

		7,132,172

Internet Software & Services: 1.80%
360,200	Art Technology Group Incorporated†	1,487,626
6,500	SouFun Holdings Limited ADR«†	423,670
191,370	Vocus Incorporated†	3,536,518

		5,447,814

IT Services: 0.72%
128,130	TNS Incorporated†	2,171,804

Semiconductors & Semiconductor Equipment: 5.09%
468,080	Atmel Corporation«†	3,725,917
157,860	Micrel Incorporated«	1,556,500
123,750	Microsemi Corporation†	2,122,313
69,620	NetLogic Microsystems Incorporated«†	1,920,120
223,150	PMC-Sierra Incorporated†	1,642,384
137,550	Tessera Technologies Incorporated†	2,544,675
67,480	Varian Semiconductor Equipment Associates Incorporated†	1,942,074

		15,453,983

Software: 10.04%
150,540	Bottomline Technologies Incorporated†	2,312,294
451,180	Cadence Design Systems Incorporated†	3,442,503
70,520	CommVault Systems Incorporated†	1,835,636
53,962	Concur Technologies Incorporated«†	2,667,881

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 177
SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value
Software (continued)
225,100	Parametric Technology Corporation†	$4,398,454
33,650	Realpage Incorporated«†	642,042
97,880	Rovi Corporation«†	4,934,131
92,610	Solarwinds Incorporated†	1,598,449
76,580	Sourcefire Incorporated«†	2,208,567
180,930	SuccessFactors Incorporated«†	4,543,152
48,230	Ultimate Software Group Incorporated«†	1,863,607

		30,446,716

Materials: 5.11%

Chemicals: 2.33%
135,240	Calgon Carbon Corporation«†	1,960,980
149,110	Olin Corporation	3,006,058
97,250	STR Holdings Incorporated«†	2,094,765

		7,061,803

Metals & Mining: 1.53%
72,970	Metals USA Holdings Corporation†	947,151
116,490	Steel Dynamics Incorporated	1,643,674
191,000	Thompson Creek Metals Company Incorporated†	2,058,980

		4,649,805

Paper & Forest Products: 1.25%
181,580	Kapstone Paper and Packaging Corporation†	2,204,381
27,500	Schweitzer Manduit International Incorporated	1,603,525

		3,807,906

Total Common Stocks (Cost $233,968,712)		283,047,557

Principal		Interest Rate	Maturity Date
Short-Term Investments: 30.48%

Corporate Bonds & Notes: 0.81%
$2,163,711	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	875,654
2,782,256	VFNC Corporation(v)††±(a)(i)	0.26	09/29/2011	1,585,886

				2,461,540

Shares		Yield
Investment Companies: 29.67%
12,733,370	Wells Fargo Advantage Money Market Trust(l)(u)	0.25	12,733,370
77,276,353	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.28	77,276,353

			90,009,723

Total Short-Term Investments (Cost $91,762,253)			92,471,263

Total Investments in Securities (Cost $325,730,965)*		123.78%	375,518,820

Other Assets and Liabilities, Net		(23.78)	(72,151,927)

Total Net Assets		100.00%	$303,366,893

178 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
SMALL COMPANY GROWTH PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $ 331,847,243 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$58,846,185
Gross unrealized depreciation	(15,174,608)

Net unrealized appreciation	$43,671,577
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 179
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 97.39%

Consumer Discretionary: 14.67%

Auto Components: 0.87%

71,140	Cooper Tire & Rubber Company«	$1,396,478

Hotels, Restaurants & Leisure: 2.22%

75,920	Gaylord Entertainment Company«†	2,315,560
51,250	International Speedway Corporation Class A	1,250,500

		3,566,060

Household Durables: 0.88%

76,240	American Greetings Corporation Class A	1,417,302

Leisure Equipment & Products: 1.72%
178,230	Callaway Golf Company«	1,247,610
72,160	RC2 Corporation†	1,511,752

		2,759,362

Media: 1.32%
131,750	Cinemark Holdings Incorporated	2,121,175

Specialty Retail: 5.58%
102,050	Asbury Automotive Group Incorporated†	1,435,844
78,150	Cabela’s Incorporated«†	1,483,287
28,950	Children’s Place Retail Stores Incorporated«†	1,411,892
56,210	DSW Incorporated Class A«†	1,613,227
55,300	Genesco Incorporated«†	1,652,364
61,070	Rent-A-Center Incorporated«	1,366,747

		8,963,361

Textiles, Apparel & Luxury Goods: 2.08%
66,440	Hanesbrands Incorporated†	1,718,138
84,610	Volcom Incorporated«†	1,617,743

		3,335,881

Consumer Staples: 2.30%

Beverages: 0.64%
46,340	Central European Distribution Corporation«†	1,034,309

Food Products: 1.66%
33,930	Corn Products International Incorporated	1,272,375
65,120	Lance Incorporated	1,387,056

		2,659,431

Energy: 6.41%

Energy Equipment & Services: 4.00%
299,540	Global Industries Limited«†	1,638,484
152,550	Helix Energy Solutions Group Incorporated«†	1,699,407
179,420	Key Energy Services Incorporated«†	1,706,284
37,110	Unit Corporation«†	1,383,832

		6,428,007

Oil, Gas & Consumable Fuels: 2.41%
66,120	Berry Petroleum Company Class A«	2,097,988
61,360	Holly Corporation«	1,764,100

		3,862,088

180 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value
Financials: 27.87%

Capital Markets: 1.92%
151,520	Apollo Investment Corporation«	$1,550,050
33,200	Stifel Financial Corporation«†	1,536,828

		3,086,878

Commercial Banks: 8.76%
117,370	Associated Banc-Corporation«	1,548,110
45,300	Bank of the Ozarks Incorporated«	1,680,177
72,250	Cardinal Financial Corporation	694,323
102,170	East West Bancorp Incorporated	1,663,328
91,690	MB Financial Incorporated«	1,487,212
82,450	Pacwest Bancorp«	1,571,497
86,610	Pinnacle Financial Partners Incorporated«†	795,946
38,990	SVB Financial Group«†	1,650,057
127,520	Umpqua Holdings Corporation«	1,446,077
47,360	Wintrust Financial Corporation	1,534,938

		14,071,665

Diversified Financial Services: 1.07%
26,540	Portfolio Recovery Associates Incorporated†	1,715,811

Insurance: 4.01%
43,611	Argo Group International Holdings Limited	1,515,046
98,000	Selective Insurance Group Incorporated	1,596,420
32,570	The Navigators Group Incorporated«†	1,453,599
88,390	United Fire & Casualty Company	1,874,752

		6,439,817

Real Estate Investment Trusts: 10.19%
49,430	American Campus Communities	1,504,649
108,560	BioMed Realty Trust Incorporated«	1,945,395
44,720	Corporate Office Properties Trust«	1,668,503
181,500	Cousins Properties Incorporated	1,295,910
66,110	DuPont Fabros Technology Incorporation«	1,662,667
112,450	First Potomac Realty Trust	1,686,750
97,260	LaSalle Hotel Properties	2,274,911
110,150	Redwood Trust Incorporated	1,592,769
37,900	Sovran Self Storage Incorporated«	1,436,410
141,814	Sunstone Hotel Investors Incorporated«†	1,286,253

		16,354,217

Thrifts & Mortgage Finance: 1.92%
132,620	Northwest Bancshares Incorporated	1,484,018
105,020	Washington Federal Incorporated	1,602,605

		3,086,623

Health Care: 6.89%

Biotechnology: 0.78%
54,850	Talecris Biotherapeutics Holdings Corporation†	1,254,968

Health Care Providers & Services: 6.11%
31,270	AMERIGROUP Corporation«†	1,328,037
65,490	Gentiva Health Services Incorporated†	1,430,957
127,010	Healthways Incorporated«†	1,478,396

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 181
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value
Health Care Providers & Services (continued)
88,890	RehabCare Group Incorporated†	$1,797,356
230,030	Sun Healthcare Group Incorporated†	1,948,354
63,070	WellCare Health Plans Incorporated†	1,826,507

		9,809,607

Industrials: 15.88%

Aerospace & Defense: 0.80%
64,190	Spirit AeroSystems Holdings Incorporated«†	1,279,307

Air Freight & Logistics: 1.51%
48,230	Atlas Air Worldwide Holdings Incorporated«†	2,425,969

Airlines: 1.48%
323,180	AirTran Holdings Incorporated«†	2,375,373

Construction & Engineering: 1.97%
289,110	Great Lakes Dredge & Dock Company«	1,679,729
73,840	Tutor Prini Corporation†	1,483,446

		3,163,175

Electrical Equipment: 1.02%
105,370	GrafTech International Limited«†	1,646,933

Machinery: 5.20%
98,590	Altra Holdings Incorporated†	1,452,231
106,090	Chart Industries Incorporated†	2,159,992
113,360	Douglas Dynamics Incorporated	1,399,996
310,700	Federal Signal Corporation	1,674,673
122,890	Titan International Incorporated«	1,667,617

		8,354,509

Road & Rail: 1.17%
80,750	Marten Transport Limited	1,871,785

Trading Companies & Distributors: 2.73%
165,490	Aircastle Limited	1,403,355
55,350	GATX Corporation«	1,622,862
55,780	TAL International Group Incorporated	1,350,992

		4,377,209

Information Technology: 11.80%

Communications Equipment: 3.41%
40,440	Black Box Corporation	1,296,506
71,760	Comtech Telecommunications Corporation«	1,962,636
139,610	Emulex Corporation†	1,457,528
123,200	Mitel Networks Corporation†	761,376

		5,478,046

Electronic Equipment & Instruments: 2.00%
63,670	Synnex Corporation«†	1,791,674
145,510	TTM Technologies Incorporated«†	1,424,543

		3,216,217

182 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value
Internet Software & Services: 1.12%
197,080	EarthLink Incorporated	$1,791,457

IT Services: 1.25%
44,320	CACI International Incorporated Class A«†	2,005,923

Semiconductors & Semiconductor Equipment: 2.77%
172,930	Fairchild Semiconductor International Incorporated«†	1,625,542
460,290	RF Micro Devices Incorporated«†	2,826,181

		4,451,723

Software: 1.25%
23,140	MicroStrategy Incorporated Class A†	2,004,155

Materials: 6.30%

Chemicals: 3.36%
34,040	Cytec Industries Incorporated	1,919,175
80,460	Olin Corporation	1,622,074
58,980	Rockwood Holdings Incorporated«†	1,856,101

		5,397,350

Containers & Packaging: 1.12%
96,460	Temple-Inland Incorporated	1,799,944

Metals & Mining: 1.82%
80,850	A.M. Castle & Company†	1,071,263
60,260	RTI International Metals Incorporated«†	1,845,161

		2,916,424

Telecommunication Services: 2.31%

Diversified Telecommunication Services: 2.31%
515,950	Cincinnati Bell Incorporated«†	1,377,587
273,180	Iradium Communications Incorporated«†	2,332,957

		3,710,544

Utilities: 2.96%

Electric Utilities: 2.96%
103,230	Great Plains Energy Incorporated	1,951,047
100,410	Portland General Electric Company	2,036,315
34,520	Unitil Corporation	757,709

		4,745,071

Total Common Stocks (Cost $121,454,001)		156,374,154

Principal		Interest Rate	Maturity Date
Short-Term Investments: 34.98%

Corporate Bonds & Notes: 1.07%
$1,514,828	Gryphon Funding Limited(v)(a)(i)	0.00%	08/05/2011	613,051
1,947,876	VFNC Corporation††±(a)(i)(v)	0.26	09/29/2011	1,110,289

				1,723,340

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 183
SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Yield	Value
Investment Companies: 33.91%
3,474,395	Wells Fargo Advantage Money Market Trust(l)(u)	0.25%	$3,474,395
50,968,551	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.28	50,968,551

			54,442,946

Total Short-Term Investments (Cost $55,669,904)			56,166,286

Total Investments in Securities
(Cost $177,123,905)*		132.37%	212,540,440

Other Assets and Liabilities, Net		(32.37)	(51,977,897)

Total Net Assets		100.00%	$160,562,543

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $202,351,039 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$39,000,278
Gross unrealized depreciation	(28,810,877)

Net unrealized appreciation	$10,189,401
The accompanying notes are an integral part of these financial statements.

184 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
STRATEGIC SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
Common Stocks: 96.57%

Consumer Discretionary: 10.45%

Auto Components: 0.90%
12,400	Exide Technologies†	$59,396
9,925	Gentex Corporation	193,637
17,101	Modine Manufacturing Company†	221,800
12,500	Spartan Motors Incorporated	58,000

		532,833

Distributors: 0.16%
4,500	LKQ Corporation†	93,600

Diversified Consumer Services: 0.60%
25,727	Cambium Learning Group Incorporated†	82,326
2,500	Coinstar Incorporated†	107,475
3,000	Learning Tree International Incorporated	30,360
7,000	Regis Corporation	133,910
58,950	Voyager Expanded Learning Corporation(a)	0

		354,071

Hotels, Restaurants & Leisure: 1.16%
2,500	CEC Entertainment Incorporated†	85,825
81,355	Century Casinos Incorporated†	168,405
55,478	Empire Resorts Incorporated	61,581
3,500	International Speedway Corporation Class A	85,400
7,000	McCormick & Schmick’s Seafood Incorporated†	54,460
9,200	Morton’s Restaurant Group Incorporated†	44,988
4,700	O’Charleys Incorporated†	33,793
33,800	Wendy’s Arby’s Group Incorporated	153,114

		687,566

Household Durables: 2.99%
4,500	American Greetings Corporation Class A	83,655
7,333	Blyth Incorporated	302,413
10,296	Cavco Industries Incorporated†	369,729
11,300	Furniture Brands International Incorporated†	60,794
7,100	Helen of Troy Limited†	179,559
3,621	Jarden Corporation	112,722
2,920	KB Home Incorporated	33,084
12,000	Kid Brands Incorporated†	103,200
14,905	Nobility Homes Incorporated	140,256
39,783	Palm Harbor Homes Incorporated†	63,255
12,436	Skyline Corporation	251,953
3,000	Universal Electronics Incorporated†	62,550

		1,763,170

Leisure Equipment & Products: 0.46%
4,000	Jakks Pacific Incorporated†	70,560
18,700	LeapFrog Enterprises Incorporated†	102,476
4,700	RC2 Corporation†	98,465

		271,501

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 185
STRATEGIC SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
Media: 0.55%
3,200	Ascent Media Corporation†	$85,472
4,300	MDC Partners Incorporated	57,491
33,380	Outdoor Channel Holdings Incorporated†	184,591

		327,554

Specialty Retail: 2.33%
1,100	Children’s Place Retail Stores Incorporated†	53,647
1,800	Citi Trends Incorporated†	43,578
14,395	Collective Brands Incorporated†	232,335
4,200	Destination Maternity Corporation†	138,264
5,832	Midas Incorporated†	44,382
9,305	Monro Muffler Brake Incorporated	429,054
18,800	Office Depot Incorporated†	86,480
2,850	Shoe Carnival Incorporated†	57,627
1,500	Stage Stores Incorporated	19,500
5,000	The Cato Corporation Class A	133,800
2,420	Vitamin Shoppe Incorporated†	66,429
19,800	Wet Seal Incorporated Class A†	67,122

		1,372,218

Textiles, Apparel & Luxury Goods: 1.30%
1,000	Columbia Sportswear Company	58,440
1,700	Deckers Outdoor Corporation†	84,932
18,900	Kenneth Cole Productions Incorporated Class A†	315,063
19,582	Liz Claiborne Incorporated†	119,059
2,850	Maidenform Brands Incorporated†	82,223
5,000	Rocky Brands Incorporated†	38,100
800	Skechers U.S.A. Incorporated Class A†	18,792
2,000	Weyco Group Incorporated	48,440

		765,049

Consumer Staples: 2.59%

Food & Staples Retailing: 0.44%
36,700	Winn-Dixie Stores Incorporated†	261,671

Food Products: 0.39%
12,325	Del Monte Foods Company	161,581
12,200	Smart Balance Incorporated†	47,336
3,600	SunOpta Incorporated†	21,924

		230,841

Household Products: 0.68%
4,900	Spectrum Brands Holdings Incorporated†	133,182
7,100	WD-40 Company	269,942

		403,124

Personal Products: 1.08%
6,504	Elizabeth Arden Incorporated†	130,015
50,946	Prestige Brands Holdings Incorporated†	503,856

		633,871

Energy:12.77%

Energy Equipment & Services: 5.93%
2,500	Atwood Oceanics Incorporated†	76,125
4,500	Basic Energy Services Incorporated†	38,340

186 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
STRATEGIC SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
Energy Equipment & Services (continued)
25,300	Cal Dive International Incorporated†	$138,391
9,000	Complete Production Services Incorporated†	184,050
13,912	Exterran Holdings Incorporated†	315,942
62,019	Global Industries Limited†	339,244
19,700	Helix Energy Solutions Group Incorporated†	219,458
4,685	Helmerich & Payne Incorporated	189,555
2,700	Hornbeck Offshore†	52,623
36,500	ION Geophysical Corporation†	187,610
18,910	Key Energy Services Incorporated†	179,834
21,068	Matrix Service Company†	184,345
2,100	McDermott International Incorporated†	31,038
68,525	Newpark Resources Incorporated†	575,610
3,645	Oceaneering International Incorporated†	196,320
5,040	PHI Incorporated (non-voting)†	81,547
2,212	PHI Incorporated (voting)†	34,706
3,150	Pride International Incorporated†	92,705
4,000	Superior Energy Services Incorporated†	106,760
2,000	Unit Corporation†	74,580
22,039	Willbros Group Incorporated†	202,098

		3,500,881

Oil, Gas & Consumable Fuels: 6.84%
6,400	Atlas Pipeline Partners LP	112,256
1,800	Comstock Resources Incorporated†	40,482
12,600	Crimson Exploration Incorporated†	35,910
5,200	Delek US Holdings Incorporated	37,232
8,090	El Paso Corporation	100,154
400	Enbridge Energy Partners LP	22,368
5,375	Forest Oil Corporation†	159,638
26,664	InterOil Corporation†	1,824,884
47,944	McMoRan Exploration Company†	825,116
13,000	Range Resources Corporation	495,690
2,168	Rex Energy Corporated†	27,750
13,855	SandRidge Energy Incorporated†	78,696
10,800	Stone Energy Corporation†	159,084
29,050	Warren Resources Incorporated†	115,329

		4,034,589

Financials: 25.54%

Capital Markets: 0.69%
5,400	Alliance Bernstein Holding LP	142,614
3,963	HFF Incorporated Class A†	36,777
33,458	MCG Capital Corporation	195,395
4,500	TradeStation Group Incorporated†	29,610

		404,396

Commercial Banks: 6.38%
15,060	1st United Bancorp Incorporated†	96,836
8,347	Bancorp Incorporated†	55,841
1,500	Bank of the Ozarks Incorporated	55,635
13,000	Boston Private Financial Holdings Incorporated	85,020
47,271	CapitalSource Incorporated	252,427
1,300	Cathay General Bancorporation	15,457
15,326	Center Financial Corporation†	78,009

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 187
STRATEGIC SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
Commercial Banks (continued)
3,490	City National Corporation	$185,214
8,100	Columbia Banking System Incorporated	159,165
3,500	East West Bancorp Incorporated	56,980
9,400	First Busey Corporation	42,770
9,469	First Horizon National Corporation†	108,045
9,700	First Midwest Bancorp Incorporated	111,841
30,928	First Security Group Incorporated	34,639
28,500	Glacier Bancorp Incorporated	416,100
3,800	Great Southern Bancorp Incorporation	82,726
3,750	Hancock Holding Company	112,763
1,000	Hudson Valley Holding Corporation	19,520
5,470	IBERIABANK Corporation	273,391
1,900	NBT Bancorp Incorporated	41,933
1,800	Northrim BanCorp Incorporated	29,880
5,500	Pacific Continental Corporation	49,775
25,799	Pacific Premier Bancorp Incorporated†	117,127
6,300	Pacwest Bancorp	120,078
7,820	Park Sterling Bank†	47,311
18,500	Popular Incorporated†	53,650
7,345	Sterling Bancorp	63,828
4,500	Sterling Bancshares Incorporated	24,165
17,400	Synovus Financial Corporation	42,804
3,000	TCF Financial Corporation	48,570
5,500	Texas Capital Bancshares Incorporated†	94,985
7,300	UMB Financial Corporation	259,223
6,000	United Community Banks Incorporated†	13,440
4,706	Univest Corporation of Pennsylvania	82,167
5,380	Washington Banking Company	74,567
7,500	Western Alliance Bancorp†	50,250
6,680	Western Liberty Bancorp†	40,013
21,205	Whitney Holding Corporation	173,245
10,695	Wilmington Trust Corporation	96,041

		3,765,431

Consumer Finance: 0.16%
6,300	Cardtronics Incorporated†	97,209

Diversified Financial Services: 0.69%
76,092	Asset Acceptance Capital Corporation†	408,614

Insurance: 4.34%
9,500	American Equity Investment Life Holding Company	97,280
2,350	Amerisafe Incorporated†	44,133
12,020	Argo Group International Holdings Limited	417,575
20,787	Brown & Brown Incorporated	419,690
5,300	Delphi Financial Group Incorporated Class A	132,447
8,000	Donegal Group Incorporated Class A	104,560
1,700	EMC Insurance Group Incorporated	36,244
9,500	Hallmark Financial Services Incorporated†	83,030
36,770	Hilltop Holdings Incorporated†	352,257
13,282	Meadowbrook Insurance Group Incorporated	119,140
4,955	Mercury General Corporation	202,511
7,000	OneBeacon Insurance Group Limited	100,030
2,000	Seabright Insurance Holdings	16,120
9,400	State Auto Financial Corporation	142,974
25,718	Stewart Information Services Corporation	291,128

		2,559,119

188 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
STRATEGIC SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
Real Estate Investment Trusts: 8.19%
5,300	Agree Realty Corporation	$133,825
22,600	Annaly Capital Management Incorporated	397,760
76,572	Anworth Mortgage Asset Corporation	545,958
3,500	Apartment Investment & Management Company Class A	74,830
32,585	Capstead Mortgage Corporation	354,199
6,600	Cedar Shopping Centers Incorporated	40,128
271,256	Chimera Investment Corporation	1,071,461
3,000	Colonial Properties Trust	48,570
3,000	Franklin Street Properties Corporation	37,260
9,900	Glimcher Realty Trust	60,885
7,955	Hatteras Financial Corporation	226,479
6,000	LaSalle Hotel Properties	145,560
30,383	Lexington Corporate Properties Trust	217,542
11,900	Medical Properties Trust Incorporated	120,666
61,490	MFA Mortgage Investments Incorporated	469,169
107,455	Origen Financial Incorporated†	195,568
900	RAIT Financial Trust	15,390
16,200	RAIT Investment Trust†	26,730
3,600	Rayonier Incorporated	180,432
7,175	Redwood Trust Incorporated	103,751
4,500	U-Store-It Trust	37,575
30,599	UMH Properties Incorporated	328,633

		4,832,371

Real Estate Management & Development: 0.69%
19,404	Forestar Real Estate Group Incorporated†	330,838
21,508	Thomas Properties Group Incorporated	76,784
		407,622

Thrifts & Mortgage Finance: 1.40%
5,000	Abington Bancorp Incorporated	52,700
6,500	Astoria Financial Corporation	88,595
12,300	Brookline Bancorp Incorporated	122,754
5,875	First Niagara Financial Group Incorporated	68,444
12,100	New York Community Bancorp Incorporated	196,625
2,615	Northwest Bancshares Incorporated	29,262
17,650	Washington Federal Incorporated	269,339

		827,719

Health Care: 6.77%

Biotechnology: 0.16%
800	Cephalon Incorporated†	49,952
8,065	Infinity Pharmaceuticals Incorporated†	44,438

		94,390

Health Care Equipment & Supplies: 1.33%
43,124	Allied Healthcare Products Incorporated†	178,102
4,000	Cantel Industries	64,800
16,300	Cardiac Science Corporation†	29,340
1,700	ICU Medical Incorporated†	63,393
46,180	Orasure Technologies Incorporated†	187,029
3,700	Palomar Medical Technologies Incorporated†	38,221
6,900	Zoll Medical Corporation†	222,663

		783,548

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 189
STRATEGIC SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
Health Care Providers & Services: 3.28%
16,000	Allied Healthcare International Incorporated†	$40,000
5,600	American Dental Partners Incorporated†	67,536
1,221	Assisted Living Concepts Incorporated†	37,167
20,000	BioScrip Incorporated†	103,200
15,407	Cross Country Healthcare Incorporated†	110,776
4,900	Emeritus Corporation†	83,594
18,350	Ensign Group Incorporated	329,383
10,000	Five Star Quality Care Incorporated†	50,500
8,015	Gentiva Health Services Incorporated†	175,128
4,700	Hanger Orthopedic Group Incorporated†	68,338
4,740	HealthSouth Rehabilitation Corporation†	91,008
249,900	Hooper Holmes Incorporated†	174,930
8,700	LHC Group Incorporated†	201,753
5,107	Novamed Incorporated†	49,487
3,300	Omnicare Incorporated	78,804
2,200	Owens & Minor Incorporated	62,612
5,700	Pharmerica Corporation†	54,321
7,950	RehabCare Group Incorporated†	160,749

		1,939,286

Health Care Technology: 0.10%
3,000	Medidata Solutions Incorporated†	57,600

Life Sciences Tools & Services: 1.90%
17,940	Accelrys Incorporated†	124,862
10,320	MDS Incorporated†	104,232
15,600	PerkinElmer Incorporated	360,984
8,152	Seracare Life Sciences Incorporated†	29,836
7,100	Waters Corporation†	502,538

		1,122,452

Industrials: 15.38%

Aerospace & Defense: 0.73%
500	Ducommun Incorporated	10,890
20,125	Herley Industries Incorporated†	332,063
8,000	Kratos Defense & Security Solutions Incorporated†	85,200

		428,153

Air Freight & Logistics: 0.21%
8,000	Dynamex Incorporated†	122,000

Airlines: 0.38%
33,360	JetBlue Airways Corporation†	223,178

Building Products: 0.42%
29,686	Patrick Industries Incorporated†	63,825
10,800	Quanex Building Products Corporation	186,516

		250,341

Commercial Services & Supplies: 6.25%
14,809	ABM Industries Incorporated	319,726
30,185	ACCO Brands Corporation†	173,564

190 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
STRATEGIC SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
Commercial Services & Supplies (continued)
3,500	Administaff Incorporated	$94,255
19,000	APAC Customer Services Incorporated†	107,540
6,700	Barrett Business Services Incorporated	101,773
7,800	Clean Harbors Incorporated†	528,450
3,000	Covanta Holding Corporation	47,250
23,700	CRA International Incorporated†	427,785
6,000	Ennis Incorporated	107,340
21,429	GEO Group Incorporated†	500,367
12,716	Healthcare Services Group	289,798
111,430	Hill International Incorporated†	499,206
4,000	HNI Corporation	115,040
4,800	Kimball International Incorporated Class B	27,984
6,200	Multi-Color Corporation	95,480
10,775	Newalta Incorporated	94,227
4,000	Rollins Incorporated	93,520
1,500	Standard Parking Corporation†	25,650
2,900	Sykes Enterprises Incorporated†	39,382

		3,688,337

Construction & Engineering: 2.25%
8,455	Chicago Bridge & Iron Company NV†	206,725
1,600	Foster Wheeler AG†	39,136
1,000	Granite Construction Incorporated	22,740
5,300	Insituform Technologies Incorporated Class A†	128,154
18,100	Integrated Electrical Services Incorporated†	68,237
9,990	MYR Group Incorporated†	163,736
35,971	Primoris Services Corporation	235,250
17,693	Sterling Construction Company Incorporated†	219,039
12,275	Tutor Prini Corporation†	246,605

		1,329,622

Electrical Equipment: 0.91%
3,000	Belden CDT Incorporated	79,140
29,430	GrafTech International Limited†	459,991

		539,131

Industrial Conglomerates: 0.10%
2,400	Standex International Corporation	58,056

Machinery: 2.55%
7,115	Actuant Corporation Class A	163,360
8,900	Altra Holdings Incorporated†	131,097
4,200	Barnes Group Incorporated	73,878
6,650	Blount International Incorporated†	84,655
6,500	Columbus McKinnon Corporation†	107,835
9,450	Douglas Dynamics Incorporated	116,708
5,200	Federal Signal Corporation	28,028
2,400	Gardner Denver Incorporated	128,832
956	Kadant Incorporated†	18,078
9,300	Kennametal Incorporated	287,649
4,600	Mueller Industries Incorporated	121,854
9,700	NN Incorporated†	80,025
1,850	Tennant Company	57,165
2,200	Wabtec Corporation	105,138

		1,504,302

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 191
STRATEGIC SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
Marine: 0.02%
3,000	Horizon Lines Incorporated	$12,600

Road & Rail: 0.35%
8,100	Arkansas Best Corporation	196,263
28,920	YRC Worldwide Incorporated†	7,230
		203,493

Trading Companies & Distributors: 1.21%
8,600	CAI International Incorporated†	130,462
3,000	GATX Corporation	87,960
6,088	Houston Wire & Cable Company	61,063
4,000	Interline Brands Incorporated†	72,160
9,800	Kaman Corporation Class A	256,858
10,661	Willis Lease Finance Corporation†	107,783

		716,286

Information Technology: 14.78%

Communications Equipment: 1.87%
29,255	Brocade Communications Systems Incorporated†	170,849
55,280	China GrenTech Corporation Limited ADR†	124,380
254,169	MRV Communications Incorporated†	345,670
216,455	Sandvine Corporation†	384,641
10,500	Tellabs Incorporated	78,225

		1,103,765

Computers & Peripherals: 2.84%
17,700	ADPT Corporation†	52,215
26,260	Cray Incorporated†	173,316
2,200	Diebold Incorporated	68,398
7,700	Imation Corporation†	71,841
76,830	Intermec Incorporated†	941,936
8,000	Intevac Incorporated†	80,080
134,900	Quantum Corporation†	285,988

		1,673,774

Electronic Equipment & Instruments: 4.09%
3,100	Avnet Incorporated†	83,731
6,883	Coherent Incorporated†	275,389
15,200	CTS Corporation	146,224
950	Gerber Scientific Incorporated†	5,862
24,000	Molex Incorporated Class A	419,520
26,200	Newport Corporation†	297,108
7,855	OSI Systems Incorporated†	285,294
5,800	PC Mall Incorporated†	37,004
49,905	Power One Incorporated†	453,636
17,186	Richardson Electronics Limited	180,453
51,682	Technitrol Incorporated	227,918

		2,412,139

Internet Software & Services: 0.62%
4,000	Monster Worldwide Incorporated†	51,840
44,840	RealNetworks Incorporated†	146,178
31,000	Web.com Group Incorporated†	170,500

		368,518

192 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
STRATEGIC SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
IT Services: 1.58%
5,300	Computer Task Group Incorporated†	$40,492
28,300	Convergys Corporation†	295,735
27,000	Hackett Group Incorporated†	111,510
20,500	Lionbridge Technologies Incorporated†	88,150
71,475	Tier Technologies Incorporated Class B†	395,972

		931,859

Semiconductors & Semiconductor Equipment: 2.56%
40,200	ATMI Incorporated†	597,372
3,000	Diodes Incorporated†	51,270
13,900	Entegris Incorporated†	64,913
99,991	LTX-Credence Corporation†	208,981
11,400	Maxim Integrated Products Incorporated	211,014
14,400	MIPS Technologies Incorporated†	140,112
139,985	Trident Microsystems Incorporated†	239,374

		1,513,036

Software: 1.22%
9,000	American Software Incorporated Class A	53,100
9,500	Epicor Software Corporation†	82,650
3,500	EPIQ Systems Incorporated	42,910
8,900	Fair Isaac Corporation	219,474
15,000	GSE Systems Incorporated†	50,550
4,000	JDA Software Group Incorporated†	101,440
8,500	Lawson Software Incorporated†	71,995
9,000	Mentor Graphics Corporation†	95,130

		717,249

Materials: 8.72%

Chemicals: 1.45%
7,639	A. Schulman Incorporated	153,926
1,285	International Flavors & Fragrances Incorporated	62,348
7,500	Landec Corporation†	46,575
17,300	Olin Corporation	348,768
4,000	Rockwood Holdings Incorporated†	125,880
3,000	RPM International Incorporated	59,760
6,900	Spartech Corporation†	56,649

		853,906

Containers & Packaging: 0.76%
3,000	Crown Holdings Incorporated†	85,980
97,059	Intertape Polymer Group Incorporated†	146,559
6,463	Sealed Air Corporation	145,288
2,100	Sonoco Products Company	70,224

		448,051

Metals & Mining: 5.55%
10,140	Eldorado Gold Corporation	187,489
3,970	Goldcorp Incorporated	172,774

Portfolio of Investments—September 30, 2010	Wells Fargo Advantage Master Portfolios 193
STRATEGIC SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value
Metals & Mining (continued)
108,700	Great Basin Gold Limited†	$266,315
14,615	Jaguar Mining Incorporated†	94,998
77,495	Petaquilla Minerals Limited†	32,788
16,785	Randgold Resources Limited ADR	1,703,006
5,715	Royal Gold Incorporated	284,836
33,945	San Gold Corporation†	109,982
10,994	Sandstorm Metals & Energy Limited†	4,808
380,350	Sandstorm Resources Limited†	292,037
6,215	Silver Standard Resources Incorporated†	124,176

		3,273,209

Paper & Forest Products: 0.96%
6,200	Clearwater Paper Corporation†	471,696
11,795	Wausau Paper Corporation†	97,781

		569,477

Telecommunication Services: 0.48%

Diversified Telecommunication Services: 0.48%
59,175	Cincinnati Bell Incorporated†	157,997
17,500	Premiere Global Services Incorporated†	123,900

		281,897

Utilities: 2.09%

Electric Utilities: 1.62%
10,396	ALLETE Incorporated	378,726
21,277	El Paso Electric Company†	505,967
3,600	Portland General Electric Company	73,008

		957,701

Gas Utilities: 0.28%
2,500	Nicor Incorporated	114,550
1,300	WGL Holdings Incorporated	49,114

		163,664

Multi-Utilities: 0.19%
3,500	Black Hills Corporation	109,192

Total Common Stocks (Cost $48,828,156)		56,985,232

Investment Companies: 0.27%
7,093	KBW Regional Banking ETF	162,501

Total Investment Companies (Cost $156,111)		162,501

194 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—September 30, 2010
STRATEGIC SMALL CAP VALUE PORTFOLIO

Shares	Security Name		Dividend Yield	Value
Preferred Stocks: 0.20%

Financials: 0.14%

Commercial Banks: 0.14%
3,350	SVB Capital II		7.00%	$82,712

Consumer Discretionary: 0.06%

Diversified Consumer Services: 0.06%
1,150	Carriage Services Incorporated (a)		7.00	34,500

Total Preferred Stocks (Cost $92,208)				117,212

			Yield

Short-Term Investments: 2.88%

Investment Companies: 2.88%
1,696,811	Wells Fargo Advantage Money Market Trust(l)(u)		0.25	1,696,811

Total Short-Term Investments (Cost $1,696,811)				1,696,811

Total Investments in Securities (Cost $50,773,286)*		99.92%		58,961,756
Other Assets and Liabilities, Net		0.08		47,399

Total Net Assets		100.00%		$59,009,155

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $55,262,961 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,145,735
Gross unrealized depreciation	(11,446,940)

Net unrealized appreciation	$3,698,795

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

Statements of Assets and Liabilities—September 30, 2010
196     Wells Fargo Advantage Master Portfolios

	C&B Large	Disciplined
	Cap Value	Growth
	Portfolio	Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$397,017,528	$35,201,797
In affiliated securities, at value	84,588,236	16,133,171

Total investments, at value (see cost below)	481,605,764	51,334,968
Foreign currency, at value (see cost below)	0	0
Receivable for securities sold	0	0
Receivable for dividends	1,035,781	10,513
Receivable for securities lending income	5,576	0
Unrealized gains on forward foreign currency exchange contracts	0	0
Prepaid expenses and other assets	6,888	390

Total assets	482,654,009	51,345,871

Liabilities
Payable for investments purchased	0	0
Unrealized losses on forward foreign currency exchange contracts	0	0
Payable upon receipt of securities loaned	77,039,646	12,611,861
Payable for daily variation margin on open futures contracts	0	0
Investment advisory fee payable	204,736	19,137
Accrued expenses and other liabilities	55,217	36,216

Total liabilities	77,299,599	12,667,214

Total net assets	$405,354,410	$38,678,657

Total investments, at cost	$455,320,590	$47,035,102

Securities on loan, at value	$75,516,127	$12,223,602

Foreign currencies, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—September 30, 2010	Wells Fargo Advantage Master Portfolios 197

Disciplined	Emerging	Equity		International	International
Value	Growth	Value	Index	Core	Growth
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$62,695,151	$26,945,643	$411,976,939	$2,148,988,762	$29,227,713	$105,009,292
18,178,968	4,880,857	89,180,522	337,016,240	2,035,699	2,612,284

80,874,119	31,826,500	501,157,461	2,486,005,002	31,263,412	107,621,576
0	0	0	0	24,674	1,273
3,641,825	43,160	3,356,869	15,048,464	22,403	24,254,839
87,470	2,927	571,995	2,798,300	115,075	215,349
1,344	1,959	11,728	10,764	109	0
0	0	0	0	6,136	0
39,113	0	4,579	27,264	360	1,540

84,643,871	31,874,546	505,102,632	2,503,889,794	31,432,169	132,094,577

3,550,030	134,252	2,725,158	165,194	327,131	262,342
0	0	0	0	32,007	0
17,047,209	4,699,152	87,021,038	283,652,486	1,876,894	1,197,859
5,250	0	0	140,170	0	0
18,721	15,251	213,661	122,041	15,031	62,841
36,924	46,888	45,497	114,172	93,428	589,128

20,658,134	4,895,543	90,005,354	284,194,063	2,344,491	2,112,170

$63,985,737	$26,979,003	$415,097,278	$2,219,695,731	$29,087,678	$129,982,407

$77,794,796	$25,493,901	$460,951,898	$2,354,357,452	$28,642,951	$95,696,695

$16,641,630	$4,580,833	$84,337,957	$276,324,659	$1,818,135	$1,159,398

$0	$0	$0	$0	$24,569	$1,271

198 Wells Fargo Advantage Master Portfolios	Statements of Assets and Liabilities—September 30, 2010

	International	International
	Index	Value
	Portfolio	Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$28,906,826	$291,440,178
In affiliated securities, at value	7,916	5,587,160

Total investments, at value (see cost below)	28,914,742	297,027,338

Segregated cash	127,068	0
Foreign currency, at value (see cost below)	46,860	3,061,747
Receivable for securities sold	411,572	1,541,494
Receivable for dividends and interest	139,162	1,461,382
Receivable for securities lending income	62	0
Receivable from investment advisor	0	0
Prepaid expenses and other assets	10,303	4,259

Total assets	29,649,769	303,096,220

Liabilities
Payable for investments purchased	1,522	2,841,139
Payable upon receipt of securities loaned	7,916	1,608,018
Payable for daily variation margin on open futures contracts	7,091	0
Due to custodian bank	152,765	0
Advisory fee payable	437,326	189,956
Custodian and accounting fees payable	76,895	626,200
Professional fees payable	41,012	31,297
Accrued expenses and other liabilities	0	6,044

Total liabilities	724,527	5,302,654

Total net assets	$28,925,242	$297,793,566

Total investments, at cost	$27,567,319	$332,592,241

Securities on loan, at value	$7,504	$1,501,305

Foreign currencies, at cost	$47,243	$3,032,189

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—September 30, 2010	Wells Fargo Advantage Master Portfolios 199

Large Cap	Large Company	Small Cap	Small Company	Small Company	Strategic
Appreciation	Growth	Index	Growth	Value	Small Cap
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Value Portfolio

$19,160,994	$132,597,315	$65,385,046	$285,509,097	$158,097,494	$57,264,945
6,091,785	38,784,497	8,227,304	90,009,723	54,442,946	1,696,811

25,252,779	171,381,812	73,612,350	375,518,820	212,540,440	58,961,756

0	0	0	0	0	0
0	0	0	0	0	0
0	2,787,959	516,999	27,123,590	152,526	194,168
19,385	54,359	67,752	273,249	221,658	121,791
499	3,635	976	10,379	6,274	0
0	0	0	0	0	0
80,872	451,927	0	1,563	115	10,518

25,353,535	174,679,692	74,198,077	402,927,601	212,921,013	59,288,233

0	0	40,902	16,522,306	0	208,588
5,963,231	39,222,062	9,069,477	79,028,883	52,195,509	0
0	0	3,266	0	0	0
0	0	0	3,748,375	0	0
5,747	3,605	5,015	188,200	96,139	35,214
0	0	0	0	3,767	0
26,720	40,485	35,504	34,343	32,219	32,336
0	49,084	13,720	38,601	30,836	2,940

5,995,698	39,315,236	9,167,884	99,560,708	52,358,470	279,078

$19,357,837	$135,364,456	$65,030,193	$303,366,893	$160,562,543	$59,009,155

$22,702,182	$150,582,250	$70,159,318	$325,730,965	$177,123,905	$50,773,286

$5,784,658	$38,186,251	$8,783,249	$76,510,926	$50,662,524	$0

$0	$0	$0	$0	$0	$0

Statements of Operations—For the Year Ended September 30, 2010
200     Wells Fargo Advantage Master Portfolios

	C&B Large	Disciplined
	Cap Value	Growth
	Portfolio	Portfolio

Investment income
Dividends[1]	$11,524,136	$777,295
Interest	0	0
Income from affiliated securities	23,548	2,608
Securities lending income, net	54,096	9,359

Total investment income	11,601,780	789,262

Expenses
Investment advisory fee	3,816,313	440,576
Custody fees	24,154	5,226
Professional fees	43,230	43,627
Shareholder report expenses	4,500	1,000
Trustees’ fees	10,578	10,578
Other fees and expenses	12,260	3,517

Total expenses	3,911,035	504,524

Less
Waived fees and/or reimbursed expenses	(101,218)	(261)

Net expenses	3,809,817	504,263

Net investment income (loss)	7,791,963	284,999

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) from:
Unaffiliated securities	(54,309,479)	7,157,811
Affiliated securities	0	0
Futures transactions	0	0
Foreign currency related transactions	0	0

Net realized gain (loss) from investments	(54,309,479)	7,157,811

Net change in unrealized gains or losses from:
Unaffiliated securities	82,445,650	(3,973,800)
Affiliated securities	0	0
Futures transactions	0	0
Foreign currency related transactions	0	0

Net change in unrealized gains or losses on investments	82,445,650	(3,973,800)

Net realized and unrealized gains (losses) on investments	28,136,171	3,184,011

Net increase in net assets resulting from operations	$35,928,134	$3,469,010

1 Net of foreign withholding taxes of	$44,234	$0
The accompanying notes are an integral part of these financial statements.

Statements of Operations—For the Year Ended September 30, 2010	Wells Fargo Advantage Master Portfolios 201

Disciplined	Emerging	Equity		International	International
Value	Growth	Value	Index	Core	Growth
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$4,691,610	$71,237	$7,368,137	$42,485,819	$940,601	$2,894,656
0	0	0	4,659	0	0

3,294	1,522	12,565	34,309	5,007	9,109
13,160	31,416	80,928	319,821	24,577	91,193

4,708,064	104,175	7,461,630	42,844,608	970,185	2,994,958

1,309,873	316,100	3,287,203	1,787,017	478,962	1,331,102
13,477	8,858	26,406	96,683	105,571	622,069
52,039	43,627	40,348	52,035	57,242	61,910
2,500	1,099	4,000	12,001	1,000	1,230
10,578	10,578	10,578	10,578	10,578	10,578
7,316	3,217	11,651	34,460	21,512	15,430

1,395,783	383,479	3,380,186	1,992,774	674,865	2,042,319

(10,047)	(30,105)	(85,971)	(7,064)	(17,004)	(328,299)

1,385,736	353,374	3,294,215	1,985,710	657,861	1,714,020

3,322,328	(249,199)	4,167,415	40,858,898	312,324	1,280,938

(5,673,248)	13,963,946	44,332,584	102,835,734	9,347,366	9,701,017
0	0	0	453,250	0	0
84,363	616,880	0	3,646,242	92,052	0
0	0	127	0	(439,128)	(94,232)

(5,588,885)	14,580,826	44,332,711	106,935,226	9,000,290	9,606,785

5,900,392	(8,153,079)	(6,108,053)	225,938,576	(8,735,427)	(7,813,621)
0	0	0	(3,872,416)	0	0
25,600	0	0	166,236	0	0
0	0	0	0	416,636	0

5,925,992	(8,153,079)	(6,108,053)	222,232,396	(8,318,791)	(7,813,621)

337,107	6,427,747	38,224,658	329,167,622	681,499	1,793,164

$3,659,435	$6,178,548	$42,392,073	$370,026,520	$993,823	$3,074,102

$6,608	$0	$50,409	$1,449	$121,362	$346,087
The accompanying notes are an integral part of these financial statements.

202 Wells Fargo Advantage Master Portfolios	Statements of Operations—For the Year Ended September 30, 2010

	International	International
	Index	Value
	Portfolio	Portfolio

Investment income
Dividends[1]	$1,404,992	$9,910,971
Interest	1,858	30,389
Income from affiliated securities	748	11,218
Securities lending income, net	41,028	349,494

Total investment income	1,448,626	10,302,072

Expenses
Investment advisory fee	179,528	2,758,422
Custody fees	149,561	724,008
Professional fees	47,370	42,960
Shareholder report expenses	1,000	2,201
Trustees’ fees and expenses	10,578	10,578
Other fees and expenses	8,004	28,204

Total expenses	396,041	3,566,373

Less
Waived fees and/or reimbursed expenses	(61,905)	(416,754)

Net expenses	334,136	3,149,619

Net investment income (loss)	1,114,490	7,152,453

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) from:
Unaffiliated securities	(933,386)	(14,838,352)
Futures transactions	91,653	0
Foreign currency related transactions	40,601	(85,804)

Net realized gain or losses from investments	(801,132)	(14,924,156)

Net change in unrealized gains or losses from:
Unaffiliated issuers	(972,971)	10,167,934
Affiliated securities	0	0
Futures transactions	(20,756)	0
Foreign currency related transactions	2,008	(99,741)

Net change in unrealized gains or losses on investments	(991,719)	10,068,193

Net realized and unrealized gains or losses on investments	(1,792,851)	(4,855,963)

Net increase (decrease) in net assets resulting from operations	$(678,361)	$2,296,490

1 Net of foreign withholding taxes of	$174,146	$1,321,441
The accompanying notes are an integral part of these financial statements.

Statements of Operations—For the Year Ended September 30, 2010	Wells Fargo Advantage Master Portfolios 203

Large Cap	Large Company	Small Cap	Small Company	Small Company	Strategic
Appreciation	Growth	Index	Growth	Value	Small Cap
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Value Portfolio

$838,602	$6,729,888	$1,064,828	$1,129,079	$1,934,965	$1,372,716
0	0	547	0	0	0
1,483	11,864	3,433	13,093	6,697	7,058
4,305	94,661	84,113	87,472	49,692	0

844,390	6,836,413	1,152,921	1,229,644	1,991,354	1,379,774

422,003	3,628,369	195,022	2,760,020	1,389,342	736,587
8,105	28,123	27,988	21,875	22,544	21,516
40,108	52,615	50,349	48,146	46,611	47,306
1,201	8,001	2,000	3,000	2,500	2,000
10,578	10,578	10,578	10,578	10,578	10,578
4,003	13,355	5,793	9,320	6,774	5,698

485,998	3,741,041	291,730	2,852,939	1,478,349	823,685

(64,045)	(443,610)	(41,142)	(30,289)	(3,364)	(23,891)

421,953	3,297,431	250,588	2,822,650	1,474,985	799,794

422,437	3,538,982	902,333	(1,593,006)	516,369	579,980

10,649,380	42,584,508	(31,096,855)	58,656,563	33,420,687	(12,558,165)
0	0	1,674,718	0	0	0
0	0	0	0	0	0

10,649,380	42,584,508	(29,422,137)	58,656,563	33,420,687	(12,558,165)

(8,783,315)	(43,061,314)	40,543,753	(11,673,458)	(12,991,739)	17,092,947
0	0	0	0	0	0
0	0	(86,460)	0	0	0
0	0	0	0	0	0

(8,783,315)	(43,061,314)	40,457,293	(11,673,458)	(12,991,739)	17,092,947

1,866,065	(476,806)	11,035,156	46,983,105	20,428,948	4,534,782

$2,288,502	$3,062,176	$11,937,489	$45,390,099	$20,945,317	$5,114,762

$3,769	$0	$0	$0	$0	$808

204     Wells Fargo Advantage Master Portfolios
Statements of Changes in Net Assets

	C&B Large Cap Value Portfolio
	Year Ended September 30,
	2010	2009

Operations
Net investment income	$7,791,963	$11,286,676
Net realized gains or losses on investments	(54,309,479)	(71,204,167)
Net change in unrealized appreciation (depreciation) of investments	82,445,650	25,300,192

Net increase (decrease) in net assets resulting from operations	35,928,134	(34,617,299)

Capital shares transactions
Transactions in investors’ beneficial interests
Contributions	48,638,019	114,730,358
Withdrawals	(315,082,983)	(120,687,633)

Net increase (decrease) from transactions in investors’ beneficial interests	(266,444,964)	(5,957,275)

Net decrease in net assets	(230,516,830)	(40,574,574)

Net assets
Beginning of period	635,871,240	676,445,814

End of period	$405,354,410	$635,871,240

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Master Portfolios 205

Disciplined Growth Portfolio		Disciplined Value Portfolio		Emerging Growth Portfolio
Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
2010	2009	2010	2009	2010	2009

$284,999	$423,486	$3,322,328	$6,586,974	$(249,199)	$(383,603)
7,157,811	(31,162,876)	(5,588,885)	(8,276,559)	14,580,826	(23,525,696)
(3,973,800)	9,883,779	5,925,992	(42,154,866)	(8,153,079)	16,900,670

3,469,010	(20,855,611)	3,659,435	(43,844,451)	6,178,548	(7,008,629)

8,386,438	19,431,523	20,692,280	15,470,818	4,351,133	14,074,802
(62,072,722)	(18,301,346)	(223,668,350)	(66,375,921)	(72,176,151)	(17,658,050)

(53,686,284)	1,130,177	(202,976,070)	(50,905,103)	(67,825,018)	(3,583,248)

(50,217,274)	(19,725,434)	(199,316,635)	(94,749,554)	(61,646,470)	(10,591,877)

88,895,931	108,621,365	263,302,372	358,051,926	88,625,473	99,217,350

$38,678,657	$88,895,931	$63,985,737	$263,302,372	$26,979,003	$88,625,473

206 Wells Fargo Advantage Master Portfolios	Statements of Changes in Net Assets

	Equity Value Portfolio
	Year Ended September 30,
	2010	2009

Operations
Net investment income	$4,167,415	$8,564,863
Net realized losses on investments	44,332,711	(171,525,727)
Net change in unrealized appreciation (depreciation) of investments	(6,108,053)	110,011,229

Net increase (decrease) in net assets resulting from operations	42,392,073	(52,949,635)

Capital shares transactions
Transactions in investors’ beneficial interests
Contributions	86,681,017	73,995,358
Withdrawals	(227,091,516)	(118,577,038)

Net increase (decrease) from transactions in investors’ beneficial interests	(140,410,499)	(44,581,680)

Net increase (decrease) in net assets	(98,018,426)	(97,531,315)

Net assets
Beginning of period	513,115,704	610,647,019

End of period	$415,097,278	$513,115,704

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Master Portfolios 207

Index Portfolio		International Core Portfolio		International Growth Portfolio
Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
2010	2009	2010	2009	2010	2009

$40,858,898	$43,817,844	$312,324	$1,124,652	$1,280,938	$1,943,425
106,935,226	(1,206,803)	9,000,290	(37,177,159)	9,606,785	(41,563,740)
222,232,396	(221,743,261)	(8,318,791)	26,898,537	(7,813,621)	49,952,778

370,026,520	(179,132,220)	993,823	(9,153,970)	3,074,102	10,332,463

431,513,946	168,953,827	10,746,475	12,972,699	44,525,988	47,353,096
(548,429,110)	(260,845,759)	(55,194,605)	(16,812,916)	(73,245,020)	(33,428,233)

(116,915,164)	(91,891,932)	(44,448,130)	(3,840,217)	(28,719,032)	13,924,863

253,111,356	(271,024,152)	(43,454,307)	(12,994,187)	(25,644,930)	24,257,326

1,966,584,375	2,237,608,527	72,541,985	85,536,172	155,627,337	131,370,011

$2,219,695,731	$1,966,584,375	$29,087,678	$72,541,985	$129,982,407	$155,627,337

208 Wells Fargo Advantage Master Portfolios	Statements of Changes in Net Assets

	International Index Portfolio
	Year Ended September 30,
	2010	2009

Operations
Net investment income	$1,114,490	$1,839,039
Net realized gains or losses on investments	(801,132)	(3,860,283)
Net change in unrealized appreciation (depreciation) of investments	(991,719)	273,186

Net increase (decrease) in net assets resulting from operations	(678,361)	(1,748,058)

Capital shares transactions
Transactions in investors’ beneficial interests
Contributions	11,233,320	9,195,379
Withdrawals	(54,306,160)	(21,176,587)

Net decrease from transactions in investors’ beneficial interests	(43,072,840)	(11,981,208)

Net increase (decrease) in net assets	(43,751,201)	(13,729,266)

Net assets
Beginning of period	72,676,443	86,405,709

End of period	$28,925,242	$72,676,443

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Master Portfolios 209

International Value Portfolio		Large Cap Appreciation Portfolio		Large Company Growth Portfolio
Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
2010	2009	2010	2009	2010	2009

$7,152,453	$7,188,690	$422,437	$840,517	$3,538,982	$8,784,107
(14,924,156)	(35,211,563)	10,649,380	(46,529,618)	42,584,508	(73,157,003)
10,068,193	48,006,861	(8,783,315)	27,482,892	(43,061,314)	(3,942,699)

2,296,490	19,983,988	2,288,502	(18,206,209)	3,062,176	(68,315,595)

39,614,812	52,555,498	5,834,992	12,075,054	44,712,558	29,275,266
(59,159,900)	(69,958,347)	(83,397,724)	(44,936,956)	(897,265,962)	(349,901,594)

(19,545,088)	(17,402,849)	(77,562,732)	(32,861,902)	(852,553,404)	(320,626,328)

(17,248,598)	2,581,139	(75,274,230)	(51,068,111)	(849,491,228)	(388,941,923)

315,042,164	312,461,025	94,632,067	145,700,178	984,855,684	1,373,797,607

$297,793,566	$315,042,164	$19,357,837	$94,632,067	$135,364,456	$984,855,684

210 Wells Fargo Advantage Master Portfolios	Statements of Changes in Net Assets

	Small Cap Index Portfolio
	Year Ended September 30,
	2010	2009

Operations
Net investment income	$902,333	$2,946,644
Net realized losses on investments	(29,422,137)	(9,376,550)
Net change in unrealized appreciation (depreciation) of investments	40,457,293	(24,573,330)

Net increase (decrease) in net assets resulting from operations	11,937,489	(31,003,236)

Capital shares transactions
Transactions in investors’ beneficial interests
Contributions	9,651,648	23,376,006
Withdrawals	(199,653,534)	(31,788,700)

Net increase (decrease) from transactions in investors’ beneficial interests	(190,001,886)	(8,412,694)

Net decrease in net assets	(178,064,397)	(39,415,930)

Net assets
Beginning of period	243,094,590	282,510,520

End of period	$65,030,193	$243,094,590

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Master Portfolios 211

Small Company Growth Portfolio		Small Company Value Portfolio		Strategic Small Cap Value Portfolio
Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
2010	2009	2010	2009	2010	2009

$(1,593,006)	$(1,746,971)	$516,369	$3,036,418	$579,980	$2,378,279
58,656,563	(91,099,903)	33,420,687	(190,649,157)	(12,558,165)	(63,513,017)
(11,673,458)	72,864,087	(12,991,739)	128,533,240	17,092,947	36,276,909

45,390,099	(19,982,787)	20,945,317	(59,079,499)	5,114,762	(24,857,829)

46,698,694	71,091,475	28,466,433	64,432,062	10,637,680	17,652,796
(180,510,140)	(140,625,232)	(128,081,070)	(206,083,898)	(175,872,745)	(29,020,744)

(133,811,446)	(69,533,757)	(99,614,637)	(141,651,836)	(165,235,065)	(11,367,948)

(88,421,347)	(89,516,544)	(78,669,320)	(200,731,335)	(160,120,303)	(36,225,777)

391,788,240	481,304,784	239,231,863	439,963,198	219,129,458	255,355,235

$303,366,893	$391,788,240	$160,562,543	$239,231,863	$59,009,155	$219,129,458

212     Wells Fargo Advantage Master Portfolios
Financial Highlights

	Ratio to Average Net Assets (Annualized)				Portfolio
	Net Investment	Gross	Net	Total	Turnover
	Income (Loss)	Expenses	Expenses	Return[1]	Rate[2]

C&B Large Cap Value Portfolio

October 1, 2009 to September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
October 1, 2008 to September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%
October 1, 2007 to September 30, 2008	1.71%	0.73%	0.68%	(20.18)%	21%
October 1, 2006 to September 30, 2007	1.48%	0.74%	0.68%	11.88%	24%
October 1, 2005 to September 30, 2006	1.77%	0.76%	0.66%	15.30%	29%

Disciplined Growth Portfolio

October 1, 2009 to September 30, 2010	0.45%	0.79%	0.79%	8.72%	88%
October 1, 2008 to September 30, 2009	0.54%	0.79%	0.77%	(18.88)%	104%
October 1, 2007 to September 30, 2008	0.07%	0.77%	0.76%	(25.19)%	103%
October 1, 2006 to September 30, 2007	0.10%	0.79%	0.79%	21.22%	68%
October 1, 2005 to September 30, 2006	0.12%	0.79%	0.78%	1.41%	90%

Disciplined Value Portfolio

October 1, 2009 to September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
October 1, 2008 to September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%
October 1, 2007 to September 30, 2008	2.16%	0.75%	0.57%	(23.18)%	8%
October 1, 2006 to September 30, 2007	1.91%	0.76%	0.57%	15.91%	16%
October 1, 2005 to September 30, 2006	1.84%	0.75%	0.70%	11.21%	7%

Emerging Growth Portfolio

October 1, 2009 to September 30, 2010	(0.66)%	1.02%	0.94%	2.049%	97%
October 1, 2008 to September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%
January 31, 2007[3] to September 30, 2007	(0.54)%	1.01%	0.99%	24.40%	125%

Equity Value Portfolio

October 1, 2009 to September 30, 2010	0.87%	0.71%	0.69%	9.75%	122%
October 1, 2008 to September 30, 2009	1.89%	0.73%	0.69%	(7.21)%	142%
October 1, 2007 to September 30, 2008	1.68%	0.74%	0.70%	(27.44)%	152%
October 1, 2006 to September 30, 2007	1.29%	0.77%	0.69%	20.21%	108%
October 1, 2005 to September 30, 2006	1.18%	0.78%	0.77%	10.73%	107%

Index Portfolio

October 1, 2009 to September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
October 1, 2008 to September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%
October 1, 2007 to September 30, 2008	2.07%	0.11%	0.11%	(22.28)%	5%
October 1, 2006 to September 30, 2007	1.86%	0.11%	0.10%	16.35%	8%
October 1, 2005 to September 30, 2006	1.86%	0.11%	0.11%	10.70%	9%

International Core Portfolio

October 1, 2009 to September 30, 2010	0.61%	1.31%	1.28%	6.57%	105%
October 1, 2008 to September 30, 2009	1.77%	1.23%	1.15%	(10.14)%	212%
October 1, 2007 to September 30, 2008	1.60%	1.14%	1.12%	(31.42)%	55%
October 1, 2006 to September 30, 2007	1.27%	1.09%	1.08%	23.70%	66%
October 1, 2005 to September 30, 2006	1.99%	1.09%	1.03%	14.58%	39%

International Growth Portfolio

October 1, 2009 to September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
October 1, 2008 to September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%
October 1, 2007 to September 30, 2008	1.17%	1.08%	1.05%	(28.68)%	57%
October 1, 2006 to September 30, 2007	1.09%	1.06%	1.03%	27.40%	73%
October 1, 2005 to September 30, 2006	0.87%	1.07%	0.98%	19.95%	62%

1.	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2.	Portfolio turnover rates presented for periods of less than one year are not annualized.

3.	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

Financial Highlights
Wells Fargo Advantage Master Portfolios     213

	Ratio to Average Net Assets (Annualized)				Portfolio
	Net Investment	Gross	Net	Total	Turnover
	Income (Loss)	Expenses	Expenses	Return[1]	Rate[2]

International Index Portfolio

October 1, 2009 to September 30, 2010	2.17%	0.77%	0.65%	2.47%	20%
October 1, 2008 to September 30, 2009	2.86%	0.55%	0.46%	1.65%	13%
October 1, 2007 to September 30, 2008	2.84%	0.51%	0.50%	(29.67)%	14%
October 1, 2006 to September 30, 2007	2.15%	0.49%	0.49%	24.52%	3%
October 1, 2005 to September 30, 2006	2.59%	0.49%	0.37%	19.44%	7%

International Value Portfolio

October 1, 2009 to September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
October 1, 2008 to September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%
October 1, 2007 to September 30, 2008	3.68%	1.07%	1.01%	(34.21)%	23%
October 1, 2006 to September 30, 2007	2.47%	1.07%	1.03%	21.91%	19%
October 1, 2005 to September 30, 2006	2.34%	1.09%	1.09%	19.32%	31%

Large Cap Appreciation Portfolio

October 1, 2009 to September 30, 2010	0.68%	0.79%	0.68%	10.08%	100%
October 1, 2008 to September 30, 2009	0.88%	0.78%	0.71%	(10.97)%	144%
October 1, 2007 to September 30, 2008	0.41%	0.74%	0.69%	(25.49)%	151%
October 1, 2006 to September 30, 2007	0.57%	0.74%	0.69%	21.80%	145%
October 1, 2005 to September 30, 2006	0.65%	0.75%	0.72%	3.34%	155%

Large Company Growth Portfolio

October 1, 2009 to September 30, 2010	0.66%	0.70%	0.62%	7.51%	11%
October 1, 2008 to September 30, 2009	0.97%	0.70%	0.62%	3.31%	13%
October 1, 2007 to September 30, 2008	0.48%	0.68%	0.67%	(22.59)%	7%
October 1, 2006 to September 30, 2007	0.46%	0.70%	0.68%	17.80%	10%
October 1, 2005 to September 30, 2006	0.14%	0.70%	0.61%	1.41%	6%

Small Cap Index Portfolio

October 1, 2009 to September 30, 2010	0.92%	0.30%	0.26%	14.11%	16%
October 1, 2008 to September 30, 2009	1.46%	0.26%	0.24%	(10.87)%	20%
October 1, 2007 to September 30, 2008	1.36%	0.23%	0.18%	(14.30)%	22%
October 1, 2006 to September 30, 2007	1.10%	0.23%	0.18%	14.78%	24%
October 1, 2005 to September 30, 2006	0.95%	0.24%	0.23%	6.89%	20%

Small Company Growth Portfolio

October 1, 2009 to September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
October 1, 2008 to September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%
October 1, 2007 to September 30, 2008	(0.53)%	0.89%	0.89%	(27.50)%	150%
October 1, 2006 to September 30, 2007	(0.46)%	0.90%	0.90%	17.74%	138%
October 1, 2005 to September 30, 2006	(0.33)%	0.91%	0.90%	7.02%	125%

Small Company Value Portfolio

October 1, 2009 to September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
October 1, 2008 to September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%
October 1, 2007 to September 30, 2008	1.02%	0.90%	0.89%	(22.01)%	82%
October 1, 2006 to September 30, 2007	0.53%	0.93%	0.92%	6.53%	69%
October 1, 2005 to September 30, 2006	0.64%	0.92%	0.79%	6.70%	114%

Strategic Small Cap Value Portfolio

October 1, 2009 to September 30, 2010	0.66%	0.94%	0.91%	9.60%	38%
October 1, 2008 to September 30, 2009	1.31%	0.91%	0.74%	(8.76)%	50%
October 1, 2007 to September 30, 2008	0.80%	0.91%	0.83%	(16.47)%	46%
October 1, 2006 to September 30, 2007	0.30%	0.93%	0.92%	8.65%	64%
January 31, 2006[3] to September 30, 2006	0.75%	0.94%	0.75%	0.60%	37%

214     Wells Fargo Advantage Master Portfolios
Notes to Financial Statements

1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Advantage Disciplined Growth Portfolio (Disciplined Growth Portfolio), Wells Fargo Advantage Disciplined Value Portfolio (“Disciplined Value Portfolio”) (formerly, Wells Fargo Advantage Equity Income Portfolio), Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo Advantage Equity Value Portfolio (“Equity Value Portfolio”), Wells Fargo Advantage Index Portfolio (“Index Portfolio”), Wells Fargo Advantage International Core Portfolio (“International Core Portfolio”), Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), Wells Fargo Advantage International Index Portfolio (“International Index Portfolio”), Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), Wells Fargo Advantage Large Cap Appreciation Portfolio (“Large Cap Appreciation Portfolio), Wells Fargo Advantage Large Company Growth Portfolio (“Large Company Growth Portfolio”) Wells Fargo Advantage Small Cap Index Portfolio (“Small Cap Index Portfolio”), Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”), Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”) and Wells Fargo Advantage Strategic Small Cap Value Portfolio (“Strategic Small Cap Value Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).
Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Portfolios should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent.

Notes to Financial Statements
Wells Fargo Advantage Master Portfolios     215

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust’s Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and are representative of the securities’ fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.
Investments in open-end mutual funds and non-registered investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Portfolios to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Forward foreign currency contracts
Certain Portfolios may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.
Security loans
The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities

216     Wells Fargo Advantage Master Portfolios
Notes to Financial Statements

with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.
Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Portfolios and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the year ended September 30, 2010, Wells Fargo Bank, N.A. waived all or a portion of its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.
In a securities lending transaction, the net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolios’ former securities lending agent, as the various participating Portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various Portfolios’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolios recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each Portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Portfolio’s percentage ownership of the joint account as of such date.
Futures contracts
Certain Portfolios may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Notes to Financial Statements	Wells Fargo Advantage Master Portfolios 217
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
Each Portfolio of the Trust is treated as a separate entity for federal income tax purposes. The Portfolios of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.
Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of September 30, 2010, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

C&B Large Cap Value Portfolio
Equity securities
Common stocks	$387,001,176	$0	$0	$387,001,176
Preferred stocks	7,957,020	0	0	7,957,020
Short-term investments
Corporate bonds and notes	0	0	2,059,332	2,059,332
Investment companies	9,014,762	75,573,474	0	84,588,236

Total	$403,972,958	$75,573,474	$2,059,332	$481,605,764

218 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Disciplined Growth Portfolio
Equity securities
Common stocks	$34,742,496	$0	$0	$34,742,496
Short-term investments
Corporate bonds and notes	0	0	459,301	459,301
Investment companies	3,848,316	12,284,855	0	16,133,171

Total	$38,590,812	$12,284,855	$459,301	$51,334,968

Disciplined Value Portfolio
Equity securities
Common stocks	$62,312,932	$0	$0	$62,312,932
Short-term investments
Corporate bonds and notes	0	0	132,239	132,239
US Treasury securities	0	249,980	0	249,980
Investment companies	1,225,908	16,953,060	0	18,178,968

Total	$63,538,840	$17,203,040	$132,239	$80,874,119

Emerging Growth Portfolio
Equity securities
Common stocks	$26,056,557	$0	$0	$26,056,557
Short-term investments
Corporate bonds and notes	0	0	889,086	889,086
Investment companies	814,703	4,066,154	0	4,880,857

Total	$26,871,260	$4,066,154	$889,086	$31,826,500

Equity Value Portfolio
Equity securities
Common stocks	$410,544,195	$0	$0	$410,544,195
Short-term investments
Corporate bonds and notes	0	0	1,432,744	1,432,744
Investment companies	3,179,548	86,000,974	0	89,180,522

Total	$413,723,743	$86,000,974	$1,432,744	$501,157,461

Index Portfolio
Equity securities
Common stocks	$2,166,043,289	$0	$0	$2,166,043,289
Short-term investments
Corporate bonds and notes	0	0	6,006,178	6,006,178
US Treasury securities	749,830	3,749,561	0	4,499,391
Investment companies	30,079,847	279,376,297	0	309,456,144

Total	$2,196,872,966	$283,125,858	$6,006,178	$2,486,005,002

Notes to Financial Statements	Wells Fargo Advantage Master Portfolios 219

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

International Core Portfolio
Equity securities
Common stocks	$28,574,938	$0	$0	$28,574,938
Preferred stocks	652,775	0	0	652,775
Short-term investments
Investment companies	162,718	1,872,981	0	2,035,699

Total	$29,390,431	$1,872,981	$0	$31,263,412

International Growth Portfolio
Equity securities
Common stocks	$105,009,292	$0	$0	$105,009,292
Short-term investments
Investment companies	1,425,945	1,186,339	0	2,612,284

Total	$106,435,237	$1,186,339	$0	$107,621,576

International Index Portfolio
Equity securities
Common stocks	$28,734,987	$26,005	$0	$28,760,992
Preferred stocks	119,073	12,826	0	131,899
Rights	13,363	346	0	13,709
Warrants	226	0	0	226
Short-term investments
Investment companies	0	7,916	0	7,916

Total	$28,867,649	$47,093	$0	$28,914,742

International Value Portfolio
Equity securities
Common stocks	$291,338,682	$0	$101,496	$291,440,178
Short-term investments
Investment companies	4,018,760	1,568,400	0	5,587,160

Total	$295,357,442	$1,568,400	$101,496	$297,027,338

Large Cap Appreciation Portfolio
Equity securities
Common stocks	$18,875,289	$0	$0	$18,875,289
Short-term investments
Corporate bonds and notes	0	0	285,705	285,705
Investment companies	341,775	5,750,010	0	6,091,785

Total	$19,217,064	$5,750,010	$285,705	$25,252,779

220 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Large Company Growth Portfolio
Equity securities
Common stocks	$131,295,189	$0	$0	$131,295,189
Short-term investments
Corporate bonds and notes	0	0	1,302,126	1,302,126
Investment companies	489,503	38,294,994	0	38,784,497

Total	$131,784,692	$38,294,994	$1,302,126	$171,381,812

Small Cap Index Portfolio
Equity securities
Common stocks	$63,308,820	$0	$0	$63,308,820
Short-term investments
Corporate bonds and notes	0	0	1,856,261	1,856,261
US Treasury securities	0	219,965	0	219,965
Investment companies	479,420	7,747,884	0	8,227,304

Total	$63,788,240	$7,967,849	$1,856,261	$73,612,350

Small Company Growth Portfolio
Equity securities
Common stocks	$283,047,557	$0	$0	$283,047,557
Short-term investments
Corporate bonds and notes	0	0	2,461,540	2,461,540
Investment companies	12,733,370	77,276,353	0	90,009,723

Total	$295,780,927	$77,276,353	$2,461,540	$375,518,820

Small Company Value Portfolio
Equity securities
Common stocks	$156,374,154	$0	$0	$156,374,154
Short-term investments
Corporate bonds and notes	0	0	1,723,340	1,723,340
Investment companies	3,474,395	50,968,551	0	54,442,946

Total	$159,848,549	$50,968,551	$1,723,340	$212,540,440

Strategic Small Cap Value Portfolio
Equity securities
Common stocks	$56,985,232	$0	$0	$56,985,232
Preferred stocks	82,712	0	34,500	117,212
Investment companies	162,501	0	0	162,501
Short-term investments
Investment companies	1,696,811	0	0	1,696,811

Total	$58,927,256	$0	$34,500	$58,961,756

Notes to Financial Statements	Wells Fargo Advantage Master Portfolios 221
As of September 30, 2010, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Futures Contracts	(Level 1)	(Level 2)	(Level 3)	Total

Disciplined Value Portfolio	$25,600	$0	$0	$25,600
Index Portfolio	666,250	0	0	666,250
International Index Portfolio	(5,324)	0	0	(5,324)
Small Cap Index Portfolio	40,500	0	0	40,500

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Forward Foreign Currency Contracts	(Level 1)	(Level 2)	(Level 3)	Total

International Core Portfolio	$0	$(25,871)	$0	$(25,871)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	C&B Large	Disciplined	Disciplined	Emerging	Equity
	Cap Value	Growth	Value	Growth	Value	Index	International
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Core Portfolio
	Corporate	Corporate	Corporate	Corporate	Corporate	Corporate
	bonds &	bonds &	bonds &	bonds &	bonds &	bonds &	Preferred
	notes	notes	notes	notes	notes	notes	stocks

Balance as of September 30, 2009	$1,849,905	$412,591	$258,803	$798,669	$1,287,041	$5,395,372	$15,654
Accrued discounts (premiums)	0	0	0	0	0	0	0
Realized gain (loss)	(1,015,328)	(232,346)	(276,983)	(591,737)	(911,736)	(5,424,502)	(15,262)
Change in unrealized appreciation (depreciation)	1,440,960	327,277	317,670	775,497	1,207,860	6,665,883	3,914
Net purchases (sales)	(216,205)	(48,221)	(167,251)	(93,343)	(150,421)	(630,575)	(4,306)
Transfer in (out) of Level 3	0	0	0	0	0	0	0
Balance as of September 30, 2010	$2,059,332	$459,301	$132,239	$889,086	$1,432,744	$6,006,178	$0
Change in unrealized appreciation (depreciation) relating to securities held at the end of reporting period	$518,713	$115,691	$33,309	$223,947	$360,885	$1,512,860	$0

	International
	Growth Portfolio	International Index Portfolio			International Value Portfolio
	Corporate	Common		Corporate	Common		Corporate
	bonds & notes	stocks	Warrants	bonds & notes	stocks	Rights	bonds & notes

Balance as of September 30, 2009	$46,080	$14	$3,065	$23,194	$0	$110,787	$140,944
Accrued discounts (premiums)	(44,928)	0	0	0	0	0	0
Realized gain (loss)	11,520	0	0	(22,614)	0	0	(137,420)
Change in unrealized appreciation (depreciation)	(12,672)	0	0	5,799	0	0	35,236
Net purchases (sales)	0	(14)	0	(6,379)	0	0	(38,760)
Transfer in (out) of Level 3	0	0	(3,065)	0	101,496	(110,787)	0
Balance as of September 30, 2010	$0	$0	$0	$0	$101,496	$0	$0
Change in unrealized appreciation (depreciation) relating to securities held at the end of reporting period	$0	$0	$0	$0	$0	$0	$0

222 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements

		Large		Small	Small	Strategic
	Large Cap	Company	Small	Company	Company	Small Cap
	Appreciation	Growth	Cap Index	Growth	Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Corporate	Corporate	Corporate	Corporate	Corporate
	bonds &	bonds &	bonds &	bonds &	bonds &	Preferred
	notes	notes	notes	notes	notes	stocks

Balance as of September 30, 2009	$525,319	$2,779,188	$1,667,487	$2,211,209	$1,548,083	$42,400
Accrued discounts (premiums)	0	0	0	0	0	0
Realized gain (loss)	(84,459)	(1,431,404)	(1,557,916)	(1,673,206)	(1,109,804)	392
Change in unrealized appreciation (depreciation)	169,138	1,854,064	1,941,575	2,181,969	1,465,990	4,043
Net purchases (sales)	(324,293)	(1,899,722)	(194,885)	(258,432)	(180,929)	(12,335)
Transfer in (out) of Level 3	0	0	0	0	0	0
Balance as of September 30, 2010	$285,705	$1,302,126	$1,856,261	$2,461,540	$1,723,340	$34,500
Change in unrealized appreciation (depreciation) relating to securities held at the end of reporting period	$329,175	$327,984	$467,563	$620,023	$434,082	$4,043
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is paid an annual investment advisory fee which is calculated based on the average daily net assets of each Portfolio.
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Portfolios. Funds Management has engaged Artisan Partners Limited Partnership, Cadence Capital Management, LLC, Cooke & Bieler, LLP, LSV Asset Management, Peregrine Capital Management, Inc., Smith Asset Management Group, SSgA Funds Management, Systematic Financial Management, LP and Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, to serve as investment sub-advisers of the Portfolios. The fees related to sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Portfolio to the investment adviser. The investment adviser and sub-advisers are each paid an annual fee which is calculated based on the average daily net assets of each Portfolio.

				Effective
				rate for
	Annual investment advisory fee			September	Investment	Annual investment sub-advisory fee
	starting at		declining to	30, 2010	sub-adviser	starting at	declining to

C&B Large Cap Value Portfolio	0.65	%*	0.55%	0.69%	Cooke & Bieler LLP	0.45%	0.30%
Disciplined Growth Portfolio	0.65	%*	0.55%	0.69%	Smith Asset Management Group	0.30%	0.15%
Disciplined Value Portfolio	0.65	%*	0.55%	0.68%	Wells Capital Management	0.35%	0.15%
Emerging Growth Portfolio	0.80	%**	0.70%**	0.84%	Wells Capital Management	0.55%	0.40%
Equity Value Portfolio	0.65	%*	0.55%	0.69%	Systematic Financial Management, LP	0.30%	0.10%
Index Portfolio	0.10%		0.05%	0.09%	Wells Capital Management	0.05%	0.02%
International Core Portfolio	0.85	%†	0.70%†	0.93%	Wells Capital Management#	0.45%	0.40%

Notes to Financial Statements	Wells Fargo Advantage Master Portfolios 223

					Effective
					rate for
	Annual investment advisory fee				September	Investment	Annual investment sub-advisory fee
	starting at		declining to		30, 2010	sub-adviser	starting at	declining to

International Growth Portfolio	0.85	%†	0.70	%†	0.93%	Artisan Partners Limited Partnership	0.70%	0.50%
International Index Portfolio	0.35%		0.30%		0.35%	SSga Funds Management	0.08%	0.06%
International Value Portfolio	0.85	%†	0.70	%†	0.93%	LSV Asset Management	0.35%	0.30%
Large Cap Appreciation Portfolio	0.65	%*	0.55%		0.68%	Cadence Capital Management LLC	0.30%	0.10%
Large Company Growth Portfolio	0.65	%*	0.55%		0.68%	Peregrine Capital Management Inc.	0.55%	0.225%
Small Cap Index Portfolio	0.20%		0.15%		0.20%	Wells Capital Management	0.05%	0.02%
Small Company Growth Portfolio	0.80	%**	0.70	%**	0.84%	Wells Capital Management	0.90%	0.55%
Small Company Value Portfolio	0.80	%**	0.70	%**	0.84%	Wells Capital Management	0.50%	0.75%
Strategic Small Cap Value Portfolio	0.80	%**	0.70	%**	0.84%	Wells Capital Management	0.45%	0.40%

*	Prior to July 12, 2010, the annual rate was 0.70%.

**	Prior to July 12, 2010, the annual rate started at 0.85% and declined to 0.75% as average daily net assets increased.

†	Prior to July 12, 2010, the annual rate started at 0.95% and declined to 0.80% as average daily net assets increased.

#	Prior to July 12, 2010, Evergreen Investment Management Company, LLC, an affiliate of Funds Management, was the investment sub-adviser and was paid by the investment adviser at the same rates.
Funds Management has contractually waived and/or reimbursed investment advisory fees during the year ended September 30, 2010 to the extent necessary to maintain certain net operating expense ratios for the funds.
Custody fees
State Street Bank and Trust Company (“State Street”) provides custody services to the Portfolios. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Portfolios.
Prior to November 16, 2009, Wells Fargo Bank, N.A. provided custody services to the Portfolios and received a monthly fee at an annual rate of 0.02% of the average daily net assets of each Portfolio, except International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio. Wells Fargo Bank, N.A. was paid at an annual rate of 0.10% of the average daily net assets of International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio. PNC Global Investment Servicing (“PNC”) served as fund accountant for the Portfolios prior to November 16, 2009 and received an annual asset-based fee and an annual fixed fee from each Portfolio. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended September 30, 2010, were as follows:

	Purchases at Cost	Sales Proceeds

C&B Large Cap Value Portfolio	$71,118,586	$331,883,039
Disciplined Growth Portfolio	53,479,945	109,191,268
Disciplined Value Portfolio	82,268,777	172,894,390
Emerging Growth Portfolio	37,051,314	103,156,092
Equity Value Portfolio	559,910,449	693,078,419
Index Portfolio	248,474,976	544,525,472
International Core Portfolio	51,177,786	93,862,342
International Growth Portfolio	119,342,551	170,336,104
International Index Portfolio	9,741,200	50,451,773

224 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements

	Purchases at Cost	Sales Proceeds

International Value Portfolio	$75,726,576	$84,639,437
Large Cap Appreciation Portfolio	57,928,925	106,310,061
Large Company Growth Portfolio	57,687,368	605,567,212
Small Cap Index Portfolio	15,659,012	203,239,206
Small Company Growth Portfolio	410,880,470	564,511,581
Small Company Value Portfolio	97,499,252	185,952,119
Strategic Small Cap Value Portfolio	33,040,110	182,921,047
6. DERIVATIVE TRANSACTIONS
During the year ended September 30, 2010, the Portfolios entered into futures contracts for hedging purposes.
At September 30, 2010, the Portfolios had futures contracts outstanding as follows:

				Initial	Value at	Net Unrealized
	Expiration			Contract	September	Appreciation/
	Date	Contracts	Type	Amount	30, 2010	(Depreciation)

Disciplined Value Portfolio	December 2010	5 Long	S&P 500 Index	$1,395,275	$1,420,875	$25,600
Index Portfolio	December 2010	130 Long	S&P 500 Index	36,276,500	36,942,750	666,250
International Index Portfolio	December 2010	1 Long	FTSE 100 Index	87,268	86,863	(405)
International Index Portfolio	December 2010	4 Long	Dow Jones Euro STOXX 50 Index	151,622	149,303	(2,319)
International Index Portfolio	December 2010	1 Long	TOPIX Index	99,764	99,006	(758)
International Index Portfolio	December 2010	5 Long	MSCI EAFE Index	390,992	389,150	(1,842)
Small Cap Index Portfolio	December 2010	13 Long	Russell 2000 Index	836,350	876,850	40,500
The futures contracts held by International Index Portfolio were collateralized by foreign currency. All other Portfolios had securities as collateral for the open future contracts.
The Portfolios had average contract amounts in futures contracts outstanding during the year ended September 30, 2010 as follows:

Long Contracts

Disciplined Value Portfolio	$431,817
Index Portfolio	21,482,525
International Index Portfolio	1,364,541
Small Cap Index Portfolio	2,002,526
As of September 30, 2010, International Core Portfolio and Emerging Growth Portfolio did not have any open futures contracts but had an average contract amount of $50,673 and $102,719, respectively, in long futures contracts during the year ended September 30, 2010.
During the year ended September 30, 2010, the Portfolios entered into forward foreign currency exchange contracts for hedging purposes.
At September 30, 2010, International Core Portfolio had forward foreign currency exchange contracts outstanding as follows:
Forward Foreign Currency Exchange Contracts to Buy:

				Net Unrealized
		U.S. Value at	In Exchange for	Appreciation/
Exchange Date	Contracts to Receive	September 30, 2010	U.S. $	(Depreciation)
10/05/2010	43,863 CAD	$42,627	$42,640	$(13)
10/05/2010	125,447 GBP	197,063	197,189	(126)
11/12/2010	638,500 GBP	1,002,739	996,603	6,136

Notes to Financial Statements	Wells Fargo Advantage Master Portfolios 225
Forward Foreign Currency Exchange Contracts to Sell:

				Net Unrealized
		U.S. Value at	In Exchange for	Appreciation/
Exchange Date	Contracts to Deliver	September 30, 2010	U.S. $	(Depreciation)
10/29/2010	53,000,000 JPY	$635,017	$605,438	$(29,579)
11/12/2010	638,500 GBP	1,002,739	1,000,450	(2,289)
The International Core Portfolio had average market values of $2,599,997 and $6,855,646 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the year ended September 30, 2010.
As of September 30, 2010, the International Growth Portfolio and International Index Portfolio did not have any open forward foreign currency exchange contracts but had average market values in forward foreign currency exchange contracts during the year ended September 30, 2010 as follows:

	Forward Foreign	Forward Foreign
	Currency Exchange	Currency Exchange
	Contracts to Buy	Contracts to Sell
International Growth Portfolio	$76,245	$27,483
International Index Portfolio	924,523	144,268
On September 30, 2010, the cumulative appreciation on futures contracts is in the amount of $25,600, $666,250, $2,791 and $40,500 for the Disciplined Value Portfolio, Index Portfolio, International Index Portfolio and Small Cap Index Portfolio, respectively. The receivable/payable for daily variation margin on open futures contracts only represents the current day’s variation margin. The realized gains/losses and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.
For the International Core Portfolio, a summary of derivative instruments by primary risk exposure is outlined in the following tables.

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward foreign currency contracts	Unrealized gains on forward		Unrealized losses on forward
	foreign currency contracts	$6,136	foreign currency contracts	$32,007

	Amount of Realized Gains or Losses on Derivatives
	Forward Currency Contracts		Futures	Total
Equity contracts	$0		$92,052	$92,052
Forward foreign currency contracts	(91)	*	0	(91)
	$(91)		$92,052	$91,961

*	Gains or losses related to forward foreign currency contracts are included in the Statement of Operations with all other foreign currency related transactions.

	Change in Unrealized Gains or Losses on Derivatives
	Forward Currency Contracts		Futures	Total
Equity contracts	$0		$0	$0
Forward foreign currency contracts	416,703	*	0	416,703
	$416,703		$0	$416,703

*	Gains or losses related to forward foreign currency contracts are included in the Statement of Operations with all other foreign currency related transactions.
For the International Growth Portfolio, a summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

226 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements

			Change in Unrealized Gains
	Amount of Realized Gain or Loss on Derivatives		or Losses on Derivatives
Forward foreign currency contracts	$865	*	$0

*	Gains or losses related to forward foreign currency contracts are included in the Statement of Operations with all other foreign currency related transactions.
For the International Index Portfolio, a summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

	Amount of Realized Gain or Loss on Derivatives
	Forward Currency Contracts		Futures	Total
Equity contracts	$0		$91,653	$91,653
Forward foreign currency contracts	(2,541)	*	0	(2,541)
	$(2,541)		$91,653	$89,112

	Change in Unrealized Gains or Losses on Derivatives
	Forward Currency Contracts		Futures	Total
Equity contracts	$0		$(20,756)	$(20,756)
Forward foreign currency contracts	3,534	*	0	3,534
	$3,534		$(20,756)	$(17,222)

*	Gains or losses related to forward foreign currency contracts are included in the Statements of Operations with all other foreign currency related transactions.
7. REDEMPTIONS IN-KIND
After the close of business on June 18, 2010, Disciplined Value Portfolio, Large Cap Appreciation Portfolio and Large Company Growth Portfolio each redeemed assets through an in-kind redemption. In each transaction, the value of securities issued in the redemption, the percentage of the Portfolio at the time of the transaction and the gains or losses realized by each Porfolio are reflected in the the table below. The gains or losses realized by each Portfolio are reflected in the amounts on the Statements of Operations.

		% of Portfolio on	Gains or Losses
	Market Value	June 18, 2010	Recognized
Disciplined Value Portfolio	$116,925,393	54.76	$8,461,779
Large Cap Appreciation Portfolio	31,114,901	52.15	3,532,558
Large Company Growth Portfolio	311,399,462	57.91	9,637,749
8. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Report of Independent Registered Public Accounting Firm
Wells Fargo Advantage Master Portfolios     227
THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Disciplined Value Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio, sixteen of the portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of September 30, 2010, and the related statements of operations for the year then ended, statements of changes in net assets and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Wells Fargo Master Trust as of September 30, 2010, the results of their operations for the year then ended, changes in their net assets and the financial highlights for the years or periods presented, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 29, 2010

ITEM 2.	CODE OF ETHICS
As of the end of the period, September 30, 2010, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a) Audit Fees — Provided below are the aggregate fees billed for the fiscal years ended September 30, 2009 and September 30, 2010 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
For the fiscal years ended September 30, 2009 and September 30, 2010, the Audit Fees were $557,740 and $580,000, respectively.
(b) Audit-Related Fees — There were no audit-related fees incurred for the fiscal years ended September 30, 2009 and September 30, 2010 for assurance and related services by the principal accountant for the Registrant.
(c) Tax Fees — Provided below are the aggregate fees billed for the fiscal years ended September 30, 2009 and September 30, 2010 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.
For the fiscal years ended September 30, 2009 and September 30, 2010, the Tax Fees were $33,000 and $34,760, respectively. The incurred Tax Fees are comprised of excise tax review services.
For the fiscal years ended September 30, 2009 and September 30, 2010, the Tax Fees were $78,170 and $80,240, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.
(d) All Other Fees — There were no other fees incurred for the fiscal years ended September 30, 2009 and September 30, 2010.
(e)(1) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.
(e)(2) Not Applicable.
(f) Not Applicable.
(g) Provided below are the aggregate non-audit fees billed for the fiscal years ended September 30, 2009 and September 30, 2010, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.
For the fiscal year ended September 30, 2009, the Registrant incurred non-audit fees in the amount of $70,000. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A.
For the fiscal year ended September 30, 2009, the Registrant’s investment adviser incurred non-audit fees in the amount of $45,000. The non-audit fees relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h) The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEMS 6.	SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: November 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: November 29, 2010

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: November 29, 2010